IDEX Mutual Funds (IDEX) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).


In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.

PLEASE NOTE: CLASS C AND CLASS M SHARES ARE CLOSED TO NEW INVESTORS.

TO HELP YOU UNDERSTAND...

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(BULLSEYE ICON)
        The target directs you to a fund's goal or objective.

(CHESSPIECE ICON)
        The chess piece indicates discussion about a fund's strategies.

(WARNING SIGN ICON)
        The warning sign indicates the risks of investing in a fund.

(GRAPH ICON)
        The graph indicates investment performance.

(DOLLAR SIGN ICON)
        The dollar sign indicates fees and expenses you may incur.

(QUESTION MARK ICON)
        The question mark provides additional information about IDEX or may direct you to sources for further information.

AN INVESTMENT IN AN IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

 IDEX MUTUAL FUNDS
TABLE OF CONTENTS

ALL ABOUT THE IDEX FUNDS:
- STRATEGIC ALLOCATION FUNDS
  Asset Allocation -- Conservative
    Portfolio..............................    2
  Asset Allocation -- Moderate Portfolio...    4
  Asset Allocation -- Moderate Growth
    Portfolio..............................    6
  Asset Allocation -- Growth Portfolio.....    8
- LARGE CAP FUNDS
  American Century Income & Growth.........   10
  Salomon Investors Value..................   12
  Marsico Growth...........................   14
  Janus Growth & Income....................   16
  Transamerica Equity......................   18
  Alger Aggressive Growth..................   20
  Great Companies -- America(SM)...........   22
  Janus Growth.............................   24
  T. Rowe Price Tax-Efficient Growth.......   26
- MID-CAP FUNDS
  Jennison Equity Opportunity..............   28
  Salomon All Cap..........................   30
  PBHG Mid Cap Growth......................   32
  Transamerica Growth Opportunities........   34
- SMALL-CAP FUNDS
  Isabelle Small Cap Value.................   36
  T. Rowe Price Small Cap..................   38
- BALANCED FUNDS
  Janus Balanced...........................   40
  Transamerica Value Balanced..............   42
  LKCM Strategic Total Return..............   44
- INTERNATIONAL/GLOBAL FUNDS
  American Century International...........   46
  Great Companies -- Global(2).............   48
  Janus Global.............................   50
- SPECIALTY FUNDS
  Clarion Real Estate Securities...........   52
  Great Companies -- Technology(SM)........   54
  T. Rowe Price Health Sciences............   56
- BOND FUNDS
  PIMCO Real Return TIPS...................   58
  PIMCO Total Return.......................   60
  Janus Flexible Income....................   62
  Transamerica Conservative High-Yield
    Bond...................................   64
  Transamerica Convertible Securities......   66
  Federated Tax Exempt.....................   68
- MONEY MARKET FUND
  Transamerica Money Market................   70
EXPLANATION OF STRATEGIES AND RISKS........   72
HOW THE IDEX FUNDS ARE MANAGED AND
  ORGANIZED................................   78
SHAREHOLDER INFORMATION....................   86
- Opening an Account.......................   86
- Share Transactions.......................   86
- How to Sell Shares.......................   86
- How to Exchange Shares...................   87
- Other Account Information................   87
PERFORMANCE INFORMATION....................  100
- Yield....................................  100
- Total Return.............................  100
DISTRIBUTION ARRANGEMENTS..................  101
FINANCIAL HIGHLIGHTS.......................  102
NOTES TO FINANCIAL HIGHLIGHTS..............  126
APPENDIX A.................................  A-1

IDEX ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO (FORMERLY, IDEX CONSERVATIVE ASSET ALLOCATION)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK CURRENT INCOME AND PRESERVATION OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. (ATFA), seeks to achieve this objective by investing its assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.

In seeking the fund's investment objective, ATFA investment strategies include:

- Allocating the fund's assets among Class A shares (at net asset value) of underlying IDEX funds based on the fund's investment objective.

- Under normal market conditions, adjusting the fund's investments in underlying IDEX funds to achieve a mix over time of 30% of assets in equities and 50% of assets in bonds, and 20% in money market instruments. These percentages may vary at different times.

- Adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.

- The fund may also invest directly in short-term securities.

ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds.

These risks include the following:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

-FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

- PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek to preserve capital.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C**      L      M**
-----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None    None    None    1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None  2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B      C**      L      M**
-------------------------------------------------------------
Management fees         0.10%    0.10%   0.10%   0.10%   0.10%
Distribution and
service
(12b-1) fees net*       0.00%    0.65%   0.65%   0.65%   0.55%
Other expenses          1.11%    1.11%   1.11%   1.11%   1.11%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      1.21%    1.86%   1.86%   1.86%   1.76%
EXPENSE REDUCTION (e)   0.76%    0.76%   0.76%   0.76%   0.76%
                           ----------------------------------
NET OPERATING EXPENSES  0.45%    1.10%   1.10%   1.10%   1.00%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 2/29/04, for expenses that exceed 0.45%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.

    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Class A, B, C, L and M are authorized under the fund's 12b-1 plan to pay fees up to 0.35%, 1.00%, 1.00%, 1.00% and 0.90%, respectively. In addition, the underlying funds' Class A shares in which the fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares has reduced the 12b-1 fees by the amount of underlying funds' Class A 12b-1 fees. The net amount is shown in the table.

**Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $593     $842     $1,109     $1,872
    B*         $612     $811     $1,035     $1,947
    C          $112     $511     $  935     $2,118
    L          $312     $511     $  935     $2,118
    M          $300     $575     $  974     $2,090
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $593     $842     $1,109     $1,872
    B*         $112     $511     $  935     $1,947
    C          $112     $511     $  935     $2,118
    L          $112     $511     $  935     $2,118
    M          $201     $575     $  974     $2,090
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.


FOR AN EXPLANATION OF EXPENSES FOR THE UNDERLYING FUNDS, PLEASE SEE PAGE 97.

IDEX ASSET ALLOCATION -- MODERATE PORTFOLIO (FORMERLY, IDEX MODERATE ASSET ALLOCATION)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK CAPITAL APPRECIATION AND CURRENT INCOME.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. (ATFA), seeks to achieve this objective by investing its assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.

In seeking the fund's investment objective, ATFA's investment strategies include:

- Allocating the fund's assets among Class A shares (at net asset value) of underlying IDEX funds based on the fund's investment objective.
- Under normal market conditions, adjusting the fund's investments in the underlying IDEX funds to achieve a mix over time of 50% of assets in equities and 35% of assets in bonds, and 15% in money market instruments. These percentages may vary at different times.
- Adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.
- The fund may also invest directly in short-term securities.

ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds. These risks include the following:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

- PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek capital appreciation and can tolerate some market volatility.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C**      L      M**
-----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None    None    None   1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None  2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B      C**      L      M**
-------------------------------------------------------------
Management fees         0.10%    0.10%   0.10%   0.10%   0.10%
Distribution and
service (12b-1) fees
net*                    0.00%    0.65%   0.65%   0.65%   0.55%
Other expenses          0.68%    0.68%   0.68%   0.68%   0.68%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      0.78%    1.43%   1.43%   1.43%   1.33%
                        ----     ----    ----    ----    ----
EXPENSE REDUCTION (e)   0.33%    0.33%   0.33%   0.33%   0.33%
                           ----------------------------------
NET OPERATING EXPENSES  0.45%    1.10%   1.10%   1.10%   1.00%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 2/29/04, for expenses that exceed 0.45%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.

    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Class A, B, C, L and M are authorized under the fund's 12b-1 plan to pay fees up to 0.35%, 1.00%, 1.00%, 1.00% and 0.90%, respectively. In addition, the underlying funds' Class A shares in which the fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares has reduced the 12b-1 fees by the amount of underlying funds' Class A 12b-1 fees. The net amount is shown in the table.

**Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $593     $754      $929      $1,434
  B   *        $612     $720      $850      $1,507
  C            $112     $420      $750      $1,685
  L            $312     $420      $750      $1,685
  M            $300     $485      $790      $1,657
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $593     $754      $929      $1,434
  B   *        $112     $420      $750      $1,507
  C            $112     $420      $750      $1,685
  L            $112     $420      $750      $1,685
  M            $201     $485      $790      $1,657
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.


FOR AN EXPLANATION OF EXPENSES FOR THE UNDERLYING FUNDS, PLEASE SEE PAGE 97.

IDEX ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO (FORMERLY, IDEX MODERATELY AGGRESSIVE ASSET ALLOCATION)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK CAPITAL APPRECIATION. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. (ATFA), seeks to achieve this objective by investing its assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.

In seeking the fund's investment objective, ATFA's investment strategies include:

- Allocating the fund's assets among Class A shares (at net asset value) of underlying IDEX funds based on the fund's investment objective.

- Under normal market conditions, adjusting the fund's investments in underlying IDEX funds to achieve a mix over time of approximately 70% of assets in equities, and approximately 20% in bonds, and 10% in money market instruments. These percentages will vary at times.

- Adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.
- The fund may also invest directly in short-term securities.

ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocations and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds. These risks include the following:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

- PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek capital appreciation with a longer-term time horizon.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                             CLASS OF SHARES
                        A       B      C**     L       M**
-----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None    None   None     1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None  2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

% OF AVERAGE DAILY NET ASSETS  CLASS OF SHARES
                          A       B      C**      L      M**
-------------------------------------------------------------
Management fees         0.10%    0.10%   0.10%   0.10%   0.10%
Distribution and
service
(12b-1) fees net*       0.00%    0.65%   0.65%   0.65%   0.55%
Other expenses          0.80%    0.80%   0.80%   0.80%   0.80%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      0.90%    1.55%   1.55%   1.55%   1.45%
EXPENSE REDUCTION (e)   0.45%    0.45%   0.45%   0.45%   0.45%
                           ----------------------------------
NET OPERATING EXPENSES  0.45%    1.10%   1.10%   1.10%   1.00%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 2/29/04, for expenses that exceed 0.45%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.

    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Class A, B, C, L and M are authorized under the fund's 12b-1 plan to pay fees up to 0.35%, 1.00%, 1.00%, 1.00% and 0.90%, respectively. In addition, the underlying funds' Class A shares in which the fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares has reduced the 12b-1 fees by the amount of underlying funds' Class A 12b-1 fees. The net amount is shown in the table.

**Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $593     $779      $979      $1,558
    B*         $612     $745      $902      $1,632
    C          $112     $445      $802      $1,807
    L          $312     $445      $802      $1,807
    M          $300     $510      $842      $1,780
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $593     $779      $979      $1,558
    B*         $112     $445      $802      $1,632
    C          $112     $445      $802      $1,807
    L          $112     $445      $802      $1,807
    M          $201     $510      $842      $1,780
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.


FOR AN EXPLANATION OF EXPENSES FOR THE UNDERLYING FUNDS, PLEASE SEE PAGE 98.

IDEX ASSET ALLOCATION -- GROWTH PORTFOLIO (FORMERLY, IDEX AGGRESSIVE ASSET ALLOCATION)

(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK CAPITAL APPRECIATION. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. (ATFA), seeks to achieve this objective by investing its assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.

In seeking the fund's investment objective, ATFA's investment strategies include:

- Allocating the fund's assets among Class A shares (at net asset value) of underlying IDEX funds based on the fund's investment objective.
- Under normal market conditions, attempting to invest 100% of the fund's assets in equities. The fund will utilize money market instruments whenever equities fall below target.
- Adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.
- The fund may invest directly in short-term securities.

ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject, indirectly, to all the risks associated with its underlying funds. These risks include the following:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

- PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                             CLASS OF SHARES
                        A       B      C**     L       M**
-----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None    None   None     1.00%
Maximum deferred
sales
charge (load)          None(a) 5.00%(b) None  2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B      C**      L      M**
-------------------------------------------------------------
Management fees         0.10%    0.10%   0.10%   0.10%   0.10%
Distribution and
service (12b-1) fees
net*                    0.00%    0.65%   0.65%   0.65%   0.55%
Other expenses          1.55%    1.55%   1.55%   1.55%   1.55%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      1.65%    2.30%   2.30%   2.30%   2.20%
EXPENSE REDUCTION (e)   1.20%    1.20%   1.20%   1.20%   1.20%
                           ----------------------------------
NET OPERATING EXPENSES  0.45%    1.10%   1.10%   1.10%   1.00%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 2/29/04, for expenses that exceed 0.45%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.
    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Class A, B, C, L and M are authorized under the fund's 12b-1 plan to pay fees up to 0.35%, 1.00%, 1.00%, 1.00% and 0.90%, respectively. In addition, the underlying funds' Class A shares in which the fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares has reduced the 12b-1 fees by the amount of underlying funds' Class A 12b-1 fees. The net amount is shown in the table.

**Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $593     $931     $1,291     $2,302
    B*         $612     $903     $1,221     $2,378
    C          $112     $603     $1,121     $2,543
    L          $312     $603     $1,121     $2,543
    M          $300     $667     $1,159     $2,515
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $593     $931     $1,291     $2,302
    B*         $112     $603     $1,121     $2,378
    C          $112     $603     $1,121     $2,543
    L          $112     $603     $1,121     $2,543
    M          $201     $667     $1,159     $2,515
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.


FOR AN EXPLANATION OF EXPENSES FOR THE UNDERLYING FUNDS, PLEASE SEE PAGE 98.

IDEX AMERICAN CENTURY INCOME & GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX AMERICAN CENTURY INCOME & GROWTH IS TO SEEK DIVIDEND GROWTH, CURRENT INCOME AND CAPITAL APPRECIATION BY INVESTING IN COMMON STOCK. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

- common stocks

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the manager uses, among others, the rate of growth of company's earnings and changes in its earnings estimates.

In the second step, the manager uses a technique called portfolio optimization. In portfolio optimization, the manager uses a computer model to build a portfolio of stocks from the ranking described earlier that it believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark, without taking on significant additional risk.

The fund manager does not attempt to time the market. Instead, under normal market conditions, it intends to keep the fund essentially fully invested in stocks regardless of the movement of the market generally. When the manager believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity equivalent securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of instruments. For example, the manager cannot leverage the fund's assets by investing in a derivative security.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for the investor who is seeking long-term capital growth from his or her investment, is comfortable with the fund's short-term price volatility and the risks associated with the fund's investment strategy, or is investing through an IRA or other tax-advantaged retirement plans.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                            2001             2002
                            ----             ----
                           (9.39)           (19.77)

---------------------------------------------------------

                                         QUARTER ENDED   RETURN
CLASS A SHARES:                          -------------   ------
Best Quarter:                               12/31/01       9.78%
Worst Quarter:                               9/30/02     (17.41)%
---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                           5 YEARS
                                                           (OR LIFE
                                                ONE YEAR   OF FUND)
-------------------------------------------------------------------
Return before taxes                             (24.19)%   (11.05)%
Return after taxes on distributions*            (24.19)%   (11.05)%
Return after taxes on distributions and sale
of fund shares*                                 (14.73)%    (8.65)%
-------------------------------------------------------------------
S&P 500 Class A                                 (22.09)%   (13.18)%
(reflects no deduction for fees, expenses, or
taxes)
-------------------------------------------------------------------

*The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                            CLASS OF SHARES
                                  A        B       C*      L       M*
----------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)       5.50%    None    None    None    1.00%
Maximum deferred sales
charge (load)                    None(a) 5.00%(b) None   2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

     % OF AVERAGE DAILY NET ASSETS          CLASS OF SHARES
                                     A      B      C*     L      M*
--------------------------------------------------------------------
Management fees                     0.90%  0.90%  0.90%  0.90%  0.90%
Distribution and service
(12b-1) fees                        0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses                      1.18%  1.18%  1.18%  1.18%  1.18%
                                          --------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                            2.43%  3.08%  3.08%  3.08%  2.98%
EXPENSE REDUCTION (E)               0.58%  0.58%  0.58%  0.58%  0.58%
                                          --------------------------
NET OPERATING EXPENSES              1.85%  2.50%  2.50%  2.50%  2.40%
--------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.50%, excluding fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.50%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $728    $1,214    $1,725     $3,123
   B*          $753    $1,197    $1,665     $3,201
   C           $253    $  897    $1,565     $3,352
   L           $453    $  897    $1,565     $3,352
   M           $440    $  958    $1,601     $3,326
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
   A                            $728    $1,214    $1,725     $3,123
   B*                           $253    $  897    $1,565     $3,201
   C                            $253    $  897    $1,565     $3,352
   L                            $253    $  897    $1,565     $3,352
   M                            $341    $  958    $1,601     $3,326
--------------------------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX SALOMON INVESTORS VALUE

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX SALOMON INVESTORS VALUE IS TO SEEK LONG-TERM GROWTH OF CAPITAL. CURRENT INCOME IS A SECONDARY OBJECTIVE.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Salomon Brothers Asset Management Inc (SaBAM), seeks to achieve this objective by investing fund assets principally in:

- common stocks of established U.S. companies. SaBAM emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risks. The fund manager focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with solid growth potential at reasonable values. The fund manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, the manager looks for:

- long-term history of performance
- competitive market position
- competitive products and services
- strong cash flow
- high return on equity
- strong financial condition
- experienced and effective management
- global scope

To a lesser degree, the fund invests in income producing securities such as debt securities.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek both capital preservation and long-term capital appreciation.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)(1)

                                 CLASS A SHARES

                                    (GRAPH)

        1998             1999      2000      2001      2002
        ----             ----      ----      ----      ----
       (7.24)            8.32     17.30     (1.87)   (20.29)

---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                          6/30/99       14.67%
Worst Quarter:                         9/30/02      (20.39)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                      10 YEARS
                                                      (OR LIFE
                                 ONE YEAR   5 YEARS   OF FUND)
--------------------------------------------------------------
Return before taxes              (24.68)%   (2.72)%    0.67%
Return after taxes on
distributions*                   (24.83)%   (3.00)%    0.40%
Return after taxes on
distributions and sale of fund
shares*                          (14.93)%   (2.20)%    0.49%
--------------------------------------------------------------
S&P 500 Class A                  (22.09)%   (0.58)%    3.41%
(reflects no deduction for
fees, expenses, or taxes)
--------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(1) Prior to March 1, 2002, this fund was named IDEX NWQ Value Equity and was managed by NWQ Investment Management Company, Inc.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                           CLASS OF SHARES
                                  A        B       C*     L       M*
----------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)      5.50%     None    None   None     1.00%
Maximum deferred sales
charge (load)                    None(a) 5.00%(b) None   2.00%(c)   1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

 % OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                             A      B      C*     L      M*
------------------------------------------------------------
Management fees             0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees                0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses              0.76%  0.76%  0.76%  0.76%  0.76%
                              ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES          1.91%  2.56%  2.56%  2.56%  2.46%
EXPENSE REDUCTION (e)       0.36%  0.36%  0.36%  0.36%  0.36%
                              ------------------------------
NET OPERATING EXPENSES      1.55%  2.20%  2.20%  2.20%  2.10%
------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge is redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.20%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,084    $1,493     $2,632
    B*         $723    $1,062    $1,428     $2,709
    C          $223    $  762    $1,328     $2,868
    L          $423    $  762    $1,328     $2,868
    M          $410    $  825    $1,365     $2,841
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,084    $1,493     $2,632
    B*         $223    $  762    $1,328     $2,709
    C          $223    $  762    $1,328     $2,868
    L          $223    $  762    $1,328     $2,868
    M          $311    $  825    $1,365     $2,841
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX MARSICO GROWTH (FORMERLY, IDEX GOLDMAN SACHS GROWTH)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX MARSICO GROWTH IS TO SEEK LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Banc of America Capital Management, LLC (BACAP), has entered into an agreement with Marsico Capital Management, LLC (Marsico), under which Marsico provides portfolio management to the fund. Marsico seeks to achieve this objective by investing principally in:

   - common stocks

This fund, under normal circumstances, invests at least 80% of total assets in a diversified portfolio of common stocks of large and medium-sized companies selected for their growth potential.

Stocks for this fund are selected based on an approach that combines "top down" analysis of economic and social trends with "bottom up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. Bottom-up analysis emphasizes investments in well-known, high quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates.

To determine whether a security could have favorable growth prospects, Marsico ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price:

   - prospects for above-average sales and earnings growth per share
   - high return on invested capital
   - free cash flow generation
   - sound balance sheet, financial and accounting policies, and overall financial strength
   - strong competitive advantages
   - effective research, product development, and marketing
   - pricing flexibility
   - strength of management
   - general operating characteristics that will enable the company to compete successfully in its marketplace

Marsico may sell the fund's investments if stock prices appreciate excessively in relation to fundamental prospects. Companies also may be sold if they fail to realize their growth potential, or there are more attractive opportunities elsewhere.

As a temporary defensive measure because of market, economic, political, or other conditions, Marsico may invest up to 100% of the fund's assets in cash or short-term debt instruments. This may result in the fund not achieving its investment objective during the time while it is in this temporary defensive posture.

While the fund invests principally in publicly traded U.S. securities, Marsico may invest up to 20% in the aggregate in foreign equity securities listed on foreign markets (including securities of issuers quoted in foreign currencies), or, to a lesser extent, in other securities and investment strategies in pursuit of its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)(1)

                                 CLASS A SHARES

                                    (GRAPH)

        2000                2001            2002
        ----                ----            ----
       (8.22)             (14.19)         (27.12)

---------------------------------------------------------
(1) Prior to November 1, 2002, Goldman Sachs Asset Management served as sub-adviser to this fund.
---------------------------------------------------------

                                      QUARTER ENDED   RETURN
CLASS A SHARES:                       -------------   ------
Best Quarter:                           12/31/01        9.93%
Worst Quarter:                           9/30/02      (16.03)%
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                       5 YEARS
                                                       (OR LIFE
                                            ONE YEAR   OF FUND)
---------------------------------------------------------------
Return before taxes                         (31.13)%   (9.35)%
Return after taxes on distributions*        (31.13)%   (9.47)%
Return after taxes on distributions and
sale of fund shares*                        (18.96)%   (7.29)%
---------------------------------------------------------------
S&P 500 Class A                             (22.09)%   (7.26)%
(reflects no deduction for fees, expenses,
or taxes)
---------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                    5.50%    None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

 % OF AVERAGE DAILY NET ASSETS       CLASS OF SHARES
                            A       B       C*      L       M*
---------------------------------------------------------------
Management fees            0.80%   0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees               0.35%   1.00%   1.00%   1.00%   0.90%
Other expenses             0.90%   0.90%   0.90%   0.90%   0.90%
                               --------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.05%   2.70%   2.70%   2.70%   2.60%
EXPENSE REDUCTION (e)      0.30%   0.30%   0.30%   0.30%   0.30%
                               --------------------------------
NET OPERATING EXPENSES     1.75%   2.40%   2.40%   2.40%   2.30%
---------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.40%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $718    $1,130    $1,567     $2,776
   B*          $743    $1,110    $1,503     $2,853
   C           $243    $  810    $1,403     $3,010
   L           $443    $  810    $1,403     $3,010
   M           $430    $  872    $1,440     $2,983
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $718    $1,130    $1,567     $2,776
   B*          $243    $  810    $1,403     $2,853
   C           $243    $  810    $1,403     $3,010
   L           $243    $  810    $1,403     $3,010
   M           $331    $  872    $1,440     $2,983
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX JANUS GROWTH & INCOME

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS GROWTH & INCOME IS TO SEEK LONG-TERM CAPITAL GROWTH AND CURRENT INCOME.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Janus Capital Management LLC (Janus), seeks to achieve the fund's objective by investing principally in:

   - equity securities

The fund normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities that the fund manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the fund manager believes they have potential for increasing or commencing dividend payments. Stocks selected for this fund include those of both domestic and foreign issuers.

The income component of the fund may include fixed income securities. Unless otherwise limited by its specific investment policies, the fund may also invest without limit in foreign equity and debt securities. The fund will invest less than 35% of its net assets in high-yield/high-risk bonds (commonly known as "junk bonds").

Please see Appendix A for a description of ratings.

In addition to considering economic factors such as the effect of interest rates on the fund's investments, the fund manager applies a "bottom up" approach in choosing investments. If the fund manager is unable to find such investments, the fund's assets may be in cash or other similar investments.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

While the fund invests principally in equity securities, the fund manager may, to a lesser extent, invest in warrants, preferred stocks or convertible securities selected primarily for their growth potential, or other securities and investment strategies in pursuit of its investment objective.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates
   - length of time to maturity may cause fluctuations in the value of the security
   - issuers defaulting on their obligations to pay
   - dependency on the ability of the issuer to meet interest or principal payments

- HIGH-YIELD/HIGH-RISK SECURITIES

   - credit risk
   - greater sensitivity to interest rate movements
   - greater vulnerability to economic changes
   - decline in market value in event of default
   - less liquidity
   - greater chance of default than higher rated debt securities

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for long-term investors who seek growth of capital with varying degrees of emphasis on income, but do not desire a consistent level of income. The investor must be able to tolerate the greater risks associated with common stock investments.
(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

         2001                    2002
         ----                    ----
       (10.58)                 (19.65)

---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                         12/31/01        7.51%
Worst Quarter:                         9/30/02      (14.98)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (24.07)%   (17.24)%
Return after taxes on distributions*       (24.07)%   (17.24)%
Return after taxes on distributions and
sale of fund shares*                       (14.66)%   (13.77)%
-------------------------------------------------------------
S&P 500 Class A                            (22.09)%   (16.53)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales
charge (load)          None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B       C*      L       M*
-------------------------------------------------------------
Management fees         1.00%    1.00%   1.00%   1.00%   1.00%
Distribution and
service (12b-1) fees    0.35%    1.00%   1.00%   1.00%   0.90%
Other expenses          0.93%    0.93%   0.93%   0.93%   0.93%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      2.28%    2.93%   2.93%   2.93%   2.83%
EXPENSE REDUCTION(E)    0.33%    0.33%   0.33%   0.33%   0.33%
                           ----------------------------------
NET OPERATING EXPENSES  1.95%    2.60%   2.60%   2.60%   2.50%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.60%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.60%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $1,193    $1,675     $2,997
    B*         $763    $1,176    $1,614     $3,075
    C          $263    $  876    $1,514     $3,229
    L          $463    $  876    $1,514     $3,229
    M          $450    $  937    $1,550     $3,202
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $1,193    $1,675     $2,997
    B*         $263    $  876    $1,514     $3,075
    C          $263    $  876    $1,514     $3,229
    L          $263    $  876    $1,514     $3,229
    M          $351    $  937    $1,550     $3,202
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA EQUITY

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX TRANSAMERICA EQUITY IS TO MAXIMIZE LONG-TERM GROWTH. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

   - equity securities

TIM generally invests at least 80% of the fund's assets in a diversified portfolio of domestic common stocks. TIM believes in long term investing and does not attempt to time the market. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company.

TIM buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

   - shareholder-oriented management
   - dominance in market share
   - cost production advantages
   - leading brands
   - self-financed growth
   - attractive reinvestment opportunities

While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or investment strategies in pursuit of its investment objective.

TIM may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant (which is inconsistent with the fund's principal investment strategies). To the extent it invests in these securities, the fund may not be able to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- STOCK SELECTION ANALYSIS

The criteria used by TIM to evaluate securities and companies to include in the fund's portfolio may not be effective and may cause overall returns to be lower than if other evaluation methods are used.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

- INVESTOR PROFILE

This fund may be appropriate for long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                            2001            2002
                            ----            ----
                          (17.53)         (23.39)

---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                         12/31/01       12.85%
Worst Quarter:                         9/30/02      (18.39)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (27.60)%   (20.38)%
Return after taxes on distributions*       (27.60)%   (20.38)%
Return after taxes on distributions and
  sale of fund shares*                     (16.81)%   (15.58)%
-------------------------------------------------------------
S&P 500 Class A                            (22.09)%   (13.18)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*       L      M*
-----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None    None    None   1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b)  None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or redemption proceeds, whichever
is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses             1.18%  1.18%  1.18%  1.18%  1.18%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.33%  2.98%  2.98%  2.98%  2.88%
EXPENSE REDUCTION (E)      0.58%  0.58%  0.58%  0.58%  0.58%
                             ------------------------------
NET OPERATING EXPENSES     1.75%  2.40%  2.40%  2.40%  2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.40%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718     $1183     $1673     $3018
    B*         $743     $1167     $1616     $3103
    C          $243     $ 867     $1516     $3258
    L          $443     $ 867     $1516     $3258
    M          $430     $ 929     $1553     $3231
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718     $1183     $1673     $3018
    B*         $243     $ 867     $1516     $3103
    C          $243     $ 867     $1516     $3258
    L          $243     $ 867     $1516     $3258
    M          $331     $ 929     $1553     $3231
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX ALGER AGGRESSIVE GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX ALGER AGGRESSIVE GROWTH IS LONG-TERM CAPITAL APPRECIATION. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Fred Alger Management, Inc. (Alger), seeks to achieve the fund's objective by investing fund assets principally in:

   - equity securities such as common or preferred stocks and, to a lesser extent,

   - convertible securities (convertible securities can be exchanged for, or converted into, common stock of such companies)

Under normal market conditions, the fund invests at least 85% of its assets in common stocks. Alger invests in companies of any size that the fund manager considers to be rapidly growing. A research oriented, "bottom-up" approach to security selection is emphasized. Alger may also invest in rights, warrants, options and futures.

When selecting stocks for the fund, Alger considers the following factors:

   - insiders' activity

   - market style leadership (market dominance of a particular company)

   - institutional activity

   - relative strength price change (price performance relative to an index)

   - price-to-declining U.S. dollar

   - earnings to projected change

   - quarterly earnings per-share growth rate

Alger selects convertible securities for the fund that can be converted, or exchanged, for stock of the issuer. Convertible securities are often rated below investment grade (i.e., considered to be "junk bonds"), or not rated because they fall below debt obligations and just above common stock in order of preference or priority on the issuer's balance sheet. Alger invests in convertible securities which are rated at or above investment grade.


Alger may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). During this time, the fund may invest up to 100% of its assets in money market instruments and cash equivalents. Under these circumstances, the fund may be unable to achieve its investment objective.


Alger may sell a security in order to buy shares of another company expected to have greater potential for growth or to meet redemptions.
While the fund invests principally in equity and convertible securities, Alger may, to a lesser extent, invest in American Depository Receipts (ADRs), money market instruments, repurchase agreements, or other securities and investment strategies in pursuit of its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- INVESTING AGGRESSIVELY

   - the value of developing-company stocks may be very volatile, and can drop significantly in a short period of time

   - rights, options and futures contracts may not be exercised and may expire worthless

   - warrants and rights may be less liquid than stocks

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek capital growth aggressively, and who can tolerate wide swings in the value of their investment.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1995             1996      1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----      ----
        55.00            5.99     23.27     48.92     69.14    (32.48)   (17.52)   (35.51)

---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                         12/31/99       43.38%
Worst Quarter:                        12/31/00      (22.94)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                ONE YEAR   5 YEARS    OF FUND)
--------------------------------------------------------------
Return before taxes              (39.06)%    (3.09)%    7.58%
Return after taxes on
distributions*                   (39.06)%    (3.77)%    6.51%
Return after taxes on
distributions and sale of fund
shares*                          (23.79)%    (2.12)%    6.31%
--------------------------------------------------------------
S&P 500 Class A                  (22.09)%    (0.58)%   10.38%
(reflects no deduction for
fees, expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses             1.11%  1.11%  1.11%  1.11%  1.11%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.26%  2.91%  2.91%  2.91%  2.81%
EXPENSE REDUCTION (E)      0.71%  0.71%  0.71%  0.71%  0.71%
                             ------------------------------
NET OPERATING EXPENSES     1.55%  2.20%  2.20%  2.20%  2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.20%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,153    $1,632     $2,950
    B*         $723    $1,134    $1,571     $3,028
    C          $223    $  834    $1,471     $3,182
    L          $423    $  834    $1,471     $3,182
    M          $410    $  896    $1,507     $3,156
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,153    $1,632     $2,950
    B*         $223    $  834    $1,471     $3,028
    C          $223    $  834    $1,471     $3,182
    L          $223    $  834    $1,471     $3,182
    M          $311    $  896    $1,507     $3,156
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX GREAT COMPANIES -- AMERICA(SM)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX GREAT COMPANIES -- AMERICA(SM) IS LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve this objective by investing principally in:

   - large-cap stocks

The fund seeks to invest in common stocks of large, established, United States based companies. Stocks for this fund are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."

To be considered a "great company" by the sub-adviser, the sub-adviser will initially determine if a company meets the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the United States; have been in business for at least 50 years and survived the founder; have a market cap in excess of $15 billion; be a global company (as defined by the sub-adviser); be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities.

The sub-adviser seeks common stocks that have outstanding shareholder returns defined as having outperformed the fund's benchmark over a set period of time. The sub-adviser will use the S&P 500 as the performance benchmark for the fund.

Companies identified by the sub-adviser for inclusion in the fund's portfolio may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the fund's portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.


To determine how to allocate fund assets among the "great companies" the sub-adviser has identified, the sub-adviser uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 76 for a complete description of Intrinsic Value investing.


Great Companies strives to manage the fund in a tax efficient manner by minimizing capital gains distributions through its investment strategy. To do so, Great Companies uses the following strategies:

    1. Whenever it intends to make a sale, it will sell the highest cost lots; when it expects the sale will result in a capital gain, it looks for a capital loss that can be taken in another stock where the sale also makes economic sense.

    2. When taxable dividends and interest accumulates, it looks for short term losses to take to offset the income.

    In either case, it tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

    There is no guarantee that the sub-adviser's attempt to manage the fund in a tax-efficient manner will be successful.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- ESTABLISHED COMPANY STOCKS

Because companies in which this fund invests must have been in existence for at least a 50-year period, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

- PROPRIETARY RESEARCH

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

 WHAT IS A NON-DIVERSIFIED FUND?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests in a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to a greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets in one issuer.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                            2001            2002
                            ----            ----
                          (12.02)         (21.57)

---------------------------------------------------------

                                    QUARTER ENDED    RETURN
CLASS A SHARES:                    ---------------   ------
Best Quarter:                         12/31/01        11.16%
Worst Quarter:                         6/30/02       (16.08)%
-----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                    5 YEARS
                                                    (OR LIFE
                                       ONE YEAR     OF FUND)
------------------------------------------------------------
Return before taxes                    (25.88)%     (12.94)%
Return after taxes on distributions*   (25.88)%     (12.94)%
Return after taxes on distributions
and sale of fund shares*               (15.76)%     (10.32)%
------------------------------------------------------------
S&P 500 Class A                        (22.09)%     (18.52)%
(reflects no deduction for fees,
expenses, or taxes)
------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales
charge (load)          None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B       C*      L       M*
-------------------------------------------------------------
Management fees         0.80%    0.80%   0.80%   0.80%   0.80%
Distribution and
service
(12b-1) fees            0.35%    1.00%   1.00%   1.00%   0.90%
Other expenses          0.51%    0.51%   0.51%   0.51%   0.51%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      1.66%    2.31%   2.31%   2.31%   2.21%
EXPENSE REDUCTION (e)   0.11%    0.11%   0.11%   0.11%   0.11%
                           ----------------------------------
NET OPERATING EXPENSES  1.55%    2.20%   2.20%   2.20%   2.10%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.20%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $699    $1,034    $1,393     $2,399
  B   *        $723    $1,011    $1,325     $2,475
  C            $223    $  711    $1,225     $2,637
  L            $423    $  711    $1,225     $2,637
  M            $410    $  774    $1,263     $2,610
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $699    $1,034    $1,393     $2,399
  B   *        $223    $  711    $1,225     $2,475
  C            $223    $  711    $1,225     $2,637
  L            $223    $  711    $1,225     $2,637
  M            $311    $  774    $1,263     $2,610
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX JANUS GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS GROWTH IS GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Janus Capital Management LLC (Janus), seeks to achieve this objective by investing principally in:

   - equity securities listed on national exchanges or on NASDAQ which the fund's manager believes have a good potential for capital growth, some of which may be of foreign issuers

The fund's main strategy is to invest almost all of its assets in equity securities at times when the fund's manager believes the market environment favors such investing.

The fund's manager builds the fund one company at a time, emphasizing growth of capital by investing in companies the fund's manager believes to have the greatest earnings growth potential.

While investments are focused on earnings growth, the fund's manager also searches for companies that it believes are trading at reasonable prices relative to their future earnings growth. To locate these opportunities, the fund's manager subjects each company to a rigorous "bottom up" fundamental analysis, carefully researching each potential investment before and after it is incorporated into the fund.

Although themes may emerge in the fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for the fund, and any income realized on the fund's investments is incidental to its objective.

The fund's manager may sell stocks when its expectations regarding earnings growth change, there is an earnings surprise, or the earnings change.

While the fund invests principally in equity securities, the fund's manager may, to a lesser extent, invest in futures and foreign securities, or other securities and investment strategies in pursuit of its investment objective.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who want capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in the value of their investment.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1993             1994      1995      1996      1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        3.81            (8.47)    47.12     17.06     16.82     63.98     58.46    (28.22)   (28.29)   (30.68)

---------------------------------------------------------

                                    QUARTER ENDED    RETURN
CLASS A SHARES:                    ---------------   ------
Best Quarter:                          12/31/99       31.77%
Worst Quarter:                          9/30/01      (31.66)%
-----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                            LIFE
                       ONE YEAR    5 YEARS     10 YEARS    OF FUND
------------------------------------------------------------------
Return before taxes     (34.49)%     (2.61)%       5.29%    10.34%
Return after taxes on
distributions*          (34.49)%     (3.60)%       3.53%     8.21%
Return after taxes on
distributions and
sale of fund shares*    (21.01)%     (1.03)%       4.52%     8.52%
------------------------------------------------------------------
S&P 500 Class A         (22.09)%     (0.58)%       9.34%    10.93%
(reflects no
deduction for fees,
expenses, or taxes)
------------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                        A      B       C**      L      M**     T*
------------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a % of
offering price)        5.50%  None     None    None   1.00%   8.50%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None  2.00%(c) 1.00%(d) None(a)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)


  % OF AVERAGE DAILY NET ASSETS          CLASS OF SHARES
                              A      B     C**     L     M**     T*
--------------------------------------------------------------------
Management fees              0.86%  0.86%  0.86%  0.86%  0.86%  0.86%
Distribution and service
(12b-1) fees                 0.35%  1.00%  1.00%  1.00%  0.90%  0.00%
Other expenses               0.45%  0.45%  0.45%  0.45%  0.45%  0.45%
                                    --------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (e)       1.66%  2.31%  2.31%  2.31%  2.21%  1.31%
--------------------------------------------------------------------


(a) Certain purchases of Class A or Class T shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) The fund has a contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.50%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.
*Not available to new investors.
**Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $709    $1,045    $1,403     $2,407
   B*          $734    $1,021    $1,335     $2,483
   C           $234    $  721    $1,235     $2,646
   L           $434    $  721    $1,235     $2,646
   M           $421    $  784    $1,273     $2,619
   T           $972    $1,230    $1,507     $2,295
---------------------------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $709    $1,045    $1,403     $2,407
   B*          $234    $  721    $1,235     $2,483
   C           $234    $  721    $1,235     $2,646
   L           $234    $  721    $1,235     $2,646
   M           $322    $  784    $1,273     $2,619
   T           $972    $1,230    $1,507     $2,295
---------------------------------------------------


*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH IS TO SEEK ATTRACTIVE LONG-TERM CAPITAL APPRECIATION ON AN AFTER-TAX BASIS.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve this objective by investing principally in large-cap stocks. Stocks are selected mainly from the 1,000 largest U.S. companies as measured by their capitalizations.

T. Rowe Price selects stocks based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. T. Rowe Price generally uses a growth approach, looking for companies with one or more of the following characteristics:

   - a demonstrated ability to consistently increase revenues, earnings, and cash flow
   - capable management
   - attractive business niches
   - a sustainable competitive advantage

Valuation measures, such as a company's price/earnings ratio relative to the market and its own growth rate are also considered. T. Rowe Price typically limits holdings of high-yielding stocks, but the payment of dividends -- even above-average dividends -- does not disqualify a stock from consideration.

In pursuing the fund's objective, T. Rowe Price has the discretion to purchase some securities that do not meet its investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

In an effort to achieve the fund's goal of minimizing taxable distributions, T. Rowe Price strives to avoid realizing capital gains by limiting sales of existing holdings. However, gains may be realized when T. Rowe Price believes the risk of holding a security outweighs tax considerations. When gains are taken, T. Rowe Price will attempt to offset them with losses from other securities.

While most assets will be invested in U.S. common stock, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS

Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

- FOREIGN STOCKS

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events.

There is no guarantee the fund's attempt to manage the portfolio in a tax-efficient manner will be successful.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who want a long-term approach to building capital and who can tolerate the greater risk of share price declines that accompanies an all-stock portfolio. The higher your tax bracket, the more likely the fund will be appropriate.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        2000                2001            2002
        ----                ----            ----
        9.44               (4.75)         (22.76)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                             12/31/01        9.59%
Worst Quarter:                             6/30/02      (17.18)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                           5 YEARS
                                                           (OR LIFE
                                                ONE YEAR   OF FUND)
-------------------------------------------------------------------
Return before taxes                              (27.01)%   (6.81)%
Return after taxes on distributions*             (27.01)%   (6.95)%
Return after taxes on distributions and sale
of fund shares*                                  (16.45)%   (5.40)%
-------------------------------------------------------------------
S&P 500 Class A                                  (22.09)%   (7.26)%
(reflects no deduction for fees, expenses, or
taxes)
-------------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B        C*     L       M*
------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None     None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00%(b) None  2.00%(c)   1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

% OF AVERAGE DAILY NET ASSETS  CLASS OF SHARES
                          A       B       C*      L       M*
-------------------------------------------------------------
Management fees         0.75%    0.75%   0.75%   0.75%   0.75%
Distribution and
service
(12b-1) fees            0.35%    1.00%   1.00%   1.00%   0.90%
Other expenses          0.85%    0.85%   0.85%   0.85%   0.85%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      1.95%    2.60%   2.60%   2.60%   2.50%
EXPENSE REDUCTION (e)   0.25%    0.25%   0.25%   0.25%   0.25%
                           ----------------------------------
NET OPERATING EXPENSES  1.70%    2.35%   2.35%   2.35%   2.25%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.35%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.

    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $713    $1,106    $1,522     $2,681
    B*         $738    $1,085    $1,458     $2,758
    C          $238    $  785    $1,358     $2,916
    L          $438    $  785    $1,358     $2,916
    M          $425    $  847    $1,395     $2,889
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $713    $1,106    $1,522     $2,681
    B*         $238    $  785    $1,358     $2,758
    C          $238    $  785    $1,358     $2,916
    L          $238    $  785    $1,358     $2,916
    M          $326    $  847    $1,395     $2,889
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX JENNISON EQUITY OPPORTUNITY

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JENNISON EQUITY OPPORTUNITY IS TO SEEK LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Jennison Associates LLC (Jennison), intends to achieve this objective by primarily investing fund assets in:
   - common stocks

In seeking its investment objective, Jennison will invest at least 80% of the fund's total assets in common stocks of established companies that, in Jennison's opinion, are undervalued in the market. Jennison attempts to identify stocks that have good fundamental prospects but are selling at, what it believes is, a depressed valuation level relative to those prospects. Jennison describes its investment strategy as a multi-cap "opportunistic" approach in making investment decisions. When deciding which stocks to buy, Jennison emphasizes both projected earnings growth and, in its opinion, attractive valuations. This means characteristics of the stocks they purchase can change depending on where Jennison believes the best trade-off between earnings growth and attractive valuation may be at any given time.


While Jennison will invest primarily in equity securities, it may also invest in equity-related securities such as preferred stocks and convertible securities, and in fixed-income securities. Jennison may also use derivative securities in implementing its strategy. (A derivative is commonly defined as a financial instrument whose performance is derived (related), at least in part, from the performance of an underlying asset (such as a security or an index of securities)). These financial instruments include futures, options on securities, options on futures, forward contracts, swap agreements and structured notes. Use of derivatives may result in greater losses and adverse tax consequences to the fund.


Although Jennison will focus on the domestic market, it may also invest in stocks of foreign companies. If Jennison invests in emerging market countries, the risks are greater than those of investing in developed foreign markets. The economic structures in emerging market countries are less diverse and mature than those of developed countries, and their political systems are generally less stable. Since emerging market countries may have less developed legal structures, small securities markets and low trading volumes, a fund may be required to establish special custody or other arrangements before investment.

Jennison will seek to moderate equity risk from time to time by holding cash reserves and engaging in short sales "against the box." The "short against the box" technique most commonly is used when an investor is selling a stock that has increased in value substantially and wants to defer paying a heavy capital gains tax. The investor borrows shares of the same stock, and sells those shares, thus temporarily deferring the gains. The investor typically will not owe capital gains taxes on the sale until he or she closes out the position (use shares that are owned to return the borrowed shares).

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

Jennison may invest in other securities and utilize other investment strategies in pursuit of its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:
   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging


- DERIVATIVES



Derivatives involve additional risks and costs. Risks include:



   - inaccurate market predictions -- an anticipated increase may result in a loss instead


   - prices may not match -- substantial losses may result when there is movement in the price of financial contracts


   - illiquid markets -- the fund may not be able to control losses if there is no market for the contracts


   - tax consequences -- the fund may have to delay closing out certain positions to avoid adverse tax consequences.


   - Leveraging


For a complete discussion of the risks associated with investing in derivatives, please see "Derivatives" under the heading "Explanation of Strategies and Risks" beginning on page 72.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500) a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)(1)

                                 CLASS A SHARES

                                    (GRAPH)

        1997             1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----
        21.11           (5.34)    29.33    (28.56)    10.06    (20.92)

---------------------------------------------------------

                                  QUARTER ENDED    RETURN
CLASS A SHARES:                   -------------   --------
Best Quarter:                        12/31/98      24.98 %
Worst Quarter:                        9/30/98     (24.42)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                      10 YEARS
                                                      (OR LIFE
                                ONE YEAR   5 YEARS    OF FUND)
--------------------------------------------------------------
Return before taxes             (25.27)%   (6.38)%    (0.63)%
Return after taxes on
  distributions*                (25.27)%   (7.74)%    (2.37)%
Return after taxes on
distributions and sale of fund
shares*                         (15.39)%   (5.38)%    (1.12)%
--------------------------------------------------------------
S&P 500 Class A                 (22.09)%   (0.58)%     6.44 %
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.

(1)Jennison has been the fund's sub-adviser since December 1, 2000. Prior to that date, a different firm managed the fund and the performance set forth prior to December 1, 2000 is attributable to that firm.

(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)


---------------------------------------------------------

---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses             0.67%  0.67%  0.67%  0.67%  0.67%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         1.82%  2.47%  2.47%  2.47%  2.37%
EXPENSE REDUCTION (e)      0.07%  0.07%  0.07%  0.07%  0.07%
                             ------------------------------
NET OPERATING EXPENSES     1.75%  2.40%  2.40%  2.40%  2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.40%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,085    $1,475     $2,564
    B*         $743    $1,063    $1,409     $2,641
    C          $243    $  763    $1,309     $2,801
    L          $443    $  763    $1,309     $2,801
    M          $430    $  825    $1,347     $2,774
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,085    $1,475     $2,564
    B*         $243    $  763    $1,309     $2,641
    C          $243    $  763    $1,309     $2,801
    L          $243    $  763    $1,309     $2,801
    M          $331    $  825    $1,347     $2,774
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX SALOMON ALL CAP

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX SALOMON ALL CAP IS TO SEEK CAPITAL
APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Salomon Brothers Asset Management Inc (SaBAM), seeks to achieve this objective by investing fund assets principally in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may invest in non-dividend paying stocks.

SaBAM employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, SaBAM uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, it looks for a positive catalyst in the company's near term outlook which SaBAM believes will accelerate earnings or improve the value of the company's assets. SaBAM also emphasizes companies in those sectors of the economy which it believes are undervalued relative to other sectors.

When evaluating an individual stock, SaBAM looks for:

   - Low market valuations measured by the manager's valuation models.
   - Positive changes in earnings prospects because of factors such as:

     - New, improved or unique products and services

     - New or rapidly expanding markets for the company's products

     - New management

     - Changes in the economic, financial, regulatory or political environment particularly affecting the company

     - Effective research, product development and marketing

     - A business strategy not yet recognized by the marketplace

SaBAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to pursue its investment objective.

While the fund invests principally in common stocks, SaBAM may, to a lesser extent, invest in cash equivalent or other securities and investment strategies in pursuit of its investment objective.

(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the fund's holdings may fluctuate in price, the value of your investment in the fund will go up and down.

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- PREFERRED STOCKS

These stocks come with a promise to pay a stated dividend. Their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.


 WHAT IS A NON-DIVERSIFIED FUND?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

- INVESTOR PROFILE

This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations in their investments.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 3000 Index (Russell 3000), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        2000                2001            2002
        ----                ----            ----
        16.88               1.55          (26.86)

---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                          3/31/00       12.71%
Worst Quarter:                         9/30/02      (21.67)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (30.89)%    1.77%
Return after taxes on distributions*       (30.89)%    1.22%
Return after taxes on distributions and
sale of fund shares*                       (18.81)%    1.19%
-------------------------------------------------------------
Russell 3000 Class A                       (21.54)%   (6.28)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS OF SHARES
                                A       B      C*     L*      M*
------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)     5.50%   None   None    None   1.00%
Maximum deferred sales
charge (load)                  None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

 % OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                             A      B      C*     L      M*
------------------------------------------------------------
Management fees             0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees                0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses              0.50%  0.50%  0.50%  0.50%  0.50%
                              ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES          1.65%  2.30%  2.30%  2.30%  2.20%
EXPENSE REDUCTION (e)       0.10%  0.10%  0.10%  0.10%  0.10%
                              ------------------------------
NET OPERATING EXPENSES      1.55%  2.20%  2.20%  2.20%  2.10%
------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.20%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,033    $1,389     $2,389
    B*         $723    $1,009    $1,321     $2,465
    C          $223    $  709    $1,221     $2,628
    L          $423    $  709    $1,221     $2,628
    M          $410    $  772    $1,259     $2,601
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,033    $1,389     $2,389
    B*         $223    $  709    $1,221     $2,465
    C          $223    $  709    $1,221     $2,628
    L          $223    $  709    $1,221     $2,628
    M          $311    $  772    $1,259     $2,601
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX PBHG MID CAP GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX PBHG MID CAP GROWTH IS TO SEEK CAPITAL APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter), seeks to achieve the fund's objective by investing fund assets principally in:

- common stocks

In seeking capital appreciation, Pilgrim Baxter normally invests at least 80% of the fund's total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell Mid Cap(R) Growth Index at the time of investment. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations or annual revenues are between $500 million and $10 billion. The fund invests primarily in companies that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential.

Pilgrim Baxter uses its own fundamental research computer models and proprietary measures of growth and business momentum in managing the fund.

Pilgrim Baxter's decision to sell a stock depends on many factors. Generally speaking, Pilgrim Baxter considers selling a security when there is a deterioration in its business fundamentals, such as a deceleration in business momentum or a failure to achieve expected earnings.

Pilgrim Baxter may take a temporary defensive position to maintain liquidity when economic or market conditions are unfavorable for profitable investing. Under these circumstances, the fund may be unable to achieve its investment objective.

The fund invests principally in common stocks of medium-sized companies. While Pilgrim Baxter does not currently, it may, to a lesser extent, elect to invest in options and futures contracts for hedging and risk management, or in other securities and investment strategies in pursuit of its investment objective. (WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL- AND MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger, more established companies.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell Mid Cap Growth Index (MCG), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                          2000        2001          2002
                          ----        ----          ----
                        (17.30)     (37.29)       (30.48)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                             6/30/01        19.81%
Worst Quarter:                            3/31/01       (37.67)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                        5 YEARS
                                                        (OR LIFE
                                             ONE YEAR   OF FUND)
----------------------------------------------------------------
Return before taxes                           (34.30)%   (9.41)%
Return after taxes on distributions*          (34.30)%   (9.57)%
Return after taxes on distributions
and sale of fund shares*                      (20.89)%   (7.32)%
----------------------------------------------------------------
Russell MCG Class A                           (27.41)%   (5.95)%
(reflects no deduction for fees, expenses,
or taxes)
----------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales
charge (load)          None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)


% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B       C*      L       M*
-------------------------------------------------------------
Management fees         0.80%    0.80%   0.80%   0.80%   0.80%
Distribution and
service(12b-1) fees     0.35%    1.00%   1.00%   1.00%   0.90%
Other expenses          1.60%    1.60%   1.60%   1.60%   1.60%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      2.75%    3.40%   3.40%   3.40%   3.30%
EXPENSE REDUCTION(E)    1.00%    1.00%   1.00%   1.00%   1.00%
                           ----------------------------------
Net operating expenses  1.75%    2.40%   2.40%   2.40%   2.30%
-------------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) for the period through 2/29/04 for expenses that exceed 1.40%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $718    $1,267    $1,841     $3,392
  B*           $743    $1,252    $1,784     $3,471
  C            $243    $  952    $1,684     $3,618
  L            $443    $  952    $1,684     $3,618
  M            $430    $1,013    $1,719     $3,592
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $718    $1,267    $1,841     $3,392
  B*           $243    $  952    $1,684     $3,471
  C            $243    $  952    $1,684     $3,618
  L            $243    $  952    $1,684     $3,618
  M            $331    $1,013    $1,719     $3,592
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA GROWTH OPPORTUNITIES

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX TRANSAMERICA GROWTH OPPORTUNITIES IS TO MAXIMIZE LONG-TERM GROWTH.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies

TIM generally invests at least 65% of the fund's assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small and medium-sized market capitalization whose market capitalization or annual revenues are no more than $5 billion at the time of purchase.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show:

- strong potential for steady growth
- high barriers to competition

It is the opinion of TIM that companies with smaller and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

TIM may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant (which is inconsistent with the fund's principal investment strategies). To the extent it is invested in these securities, the fund may not be able to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company.

Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

- INVESTOR PROFILE

This fund may be appropriate for long-term investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 2500 Growth Index (Russell 2500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                            2001            2002
                            ----            ----
                          (17.69)         (13.69)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                             12/31/01       23.35%
Worst Quarter:                             3/31/01      (34.23)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                        5 YEARS
                                                        (OR LIFE
                                             ONE YEAR   OF FUND)
----------------------------------------------------------------
Return before taxes                           (18.44)%   (24.47)%
Return after taxes on distributions*          (18.44)%   (24.47)%
Return after taxes on distributions and
sale of fund shares*                          (11.23)%   (18.47)%
----------------------------------------------------------------
Russell 2000 Class A                          (20.48)%   (12.29)%
Russell 2500 Class A                          (29.09)%   (26.07)%
(reflects no deduction for fees, expenses,
or taxes)
----------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales
charge (load)          None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B       C*      L       M*
-------------------------------------------------------------
Management fees         0.80%    0.80%   0.80%   0.80%   0.80%
Distribution and
service
(12b-1) fees            0.35%    1.00%   1.00%   1.00%   0.90%
Other expenses          1.38%    1.38%   1.38%   1.38%   1.38%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      2.53%    3.18%   3.18%   3.18%   3.08%
EXPENSE REDUCTION (e)   0.78%    0.78%   0.78%   0.78%   0.78%
                           ----------------------------------
NET OPERATING EXPENSES  1.75%    2.40%   2.40%   2.40%   2.30%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) for the period through 2/29/04 for expenses that exceed 1.40%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.
*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $718    $1,224    $1,755     $3,203
  B   *        $743    $1,208    $1,696     $3,281
  C            $243    $  908    $1,596     $3,431
  L            $443    $  908    $1,596     $3,431
  M            $430    $  969    $1,632     $3,405
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,224    $1,755     $3,203
    B*         $243    $  908    $1,596     $3,281
    C          $243    $  908    $1,596     $3,431
    L          $243    $  908    $1,596     $3,431
    M          $331    $  969    $1,632     $3,405
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX ISABELLE SMALL CAP VALUE

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX ISABELLE SMALL CAP VALUE IS TO SEEK CAPITAL APPRECIATION BY INVESTING ITS ASSETS PRIMARILY IN RELATIVELY UNDERVALUED COMMON STOCKS OF DOMESTIC SMALL COMPANIES.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Ironwood Capital Management, LLC (Ironwood), seeks to achieve this objective by investing principally in:

- stocks of small cap companies

The fund manager seeks to combine the risk-averse nature of value investing with the superior long-term capital appreciation potential of small company stocks. The fund, under normal conditions, invests at least 80% of its assets in companies that have market capitalizations of less than $1.5 billion at the time of purchase. Market capitalization is the stock price multiplied by the total number of shares outstanding.

It is the manager's intention to be fully invested in small cap securities under normal market conditions.

Using a bottom-up approach with fundamental analysis, Ironwood analyzes a company's recent valuation, price/earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents the best value in terms of current price, cash flow, and current and forecasted earnings.

Ironwood believes that this approach helps to identify companies whose market value is substantially below true economic value. These companies are often neglected, overlooked or out-of-favor in the market. As a result, their current stock prices may not reflect the companies' long-term economic value. Frequently, these companies exhibit one or more of the following traits:

- a company in transition, or in the process of being turned around
- the company has a new product or innovation to offer the marketplace
- the company is positioned to benefit from internal changes, such as a shift in management, or external catalysts, such as a cyclical turnaround of a depressed business or industry

In selecting these securities, Ironwood conducts an in-depth research and analysis of each company. Ironwood looks at: potential cash flow; quality and commitment of management; overall financial strength; and existing assets. Ironwood often conducts in-person visits or discussions with management as well.

Ironwood may sell a security when it achieves Ironwood's defined target price. A security may also be sold if any of the following occur: a disruptive change in management; the company is unable to operate under its financial burdens; the cycle fails to materialize; a company's product or technology cannot be commercialized; or the investment time horizon of 2 to 3 years is exceeded.

From time to time to supplement or enhance the fund's principal investment strategies in an effort to achieve the fund's investment objectives, the fund manager may invest to a lesser extent in convertible and debt securities, foreign securities, rights and warrants, illiquid and restricted securities, below investment-grade debt securities, commonly referred to as "junk bonds," repurchase agreements, when issued and delayed delivery securities, hedging transactions, short sales "against the box," lending portfolio securities, borrowing money or other securities and investment strategies in pursuit of the fund's investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- MANAGEMENT RISK

Your investment in the fund varies with the success and failure of Ironwood's value-oriented investment strategies and Ironwood's research, analysis and selection of portfolio securities. If Ironwood's investment strategies do not produce the expected results, your investment could be diminished or even lost.

- SMALL-SIZED OR NEW COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for long-term investors who are able to tolerate the volatility that exists with investing in small company stocks.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 2000 Index (Russell 2000), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)
                                      2002

                                    (15.61)
---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                          3/31/02       11.39%
Worst Quarter:                         9/30/02      (26.15)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (20.25)%  (6.48)%
Return after taxes on distributions*       (20.25)%  (6.48)%
Return after taxes on distributions and
sale of fund shares*                       (12.33)%  (5.16)%
-------------------------------------------------------------
Russell 2000 Class A                       (20.48)%  (7.53)%
(reflects no deduction for fees,
expenses, or taxes)

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B       C*      L       M*
-------------------------------------------------------------
Management fees         0.90%    0.90%   0.90%   0.90%   0.90%
Distribution and
service
(12b-1) fees            0.35%    1.00%   1.00%   1.00%   0.90%
Other expenses          0.73%    0.73%   0.73%   0.73%   0.73%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      1.98%    2.63%   2.63%   2.63%   2.53%
EXPENSE REDUCTION (e)   0.13%    0.13%   0.13%   0.13%   0.13%
                           ----------------------------------
NET OPERATING EXPENSES  1.85%    2.50%   2.50%   2.50%   2.40%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.50%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.50%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $728    $1,125    $1,547     $2,720
   B*          $753    $1,105    $1,484     $2,797
   C           $253    $  805    $1,384     $2,954
   L           $453    $  805    $1,384     $2,954
   M           $440    $  867    $1,421     $2,927
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $728    $1,125    $1,547     $2,720
    B*         $253    $  805    $1,384     $2,797
    C          $253    $  805    $1,384     $2,954
    L          $253    $  805    $1,384     $2,954
    M          $341    $  867    $1,421     $2,927
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX T. ROWE PRICE SMALL CAP

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX T. ROWE PRICE SMALL CAP IS TO SEEK LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF SMALL GROWTH COMPANIES.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the fund's objective by investing fund assets principally in:
   -  common stocks of small-cap growth companies

This fund will invest at least 80% of its net assets in small-cap growth companies. These are defined as companies whose market capitalization falls within the range of, or less than, the smallest 100 companies in the Standard & Poor's 500 Composite Stock Index (S&P 500) which was approximately $3.025 billion and below as of December 31, 2002, but the upper size limit will vary with market fluctuations. Companies whose capitalization increases above this range after the fund's initial purchase continue to be considered small companies for purposes of this policy. The S&P 500 measures the performance of the common stocks of 500 large U.S. companies in the manufacturing, utilities, transportation, and financial industries. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.)

To help manage cash flows efficiently, T. Rowe Price may also buy and sell stock index futures. The fund intends to be invested in a large number of holdings. T. Rowe Price believes this diversification should minimize the effects of individual security selection on fund performance.

T. Rowe Price uses a number of quantitative models that are designed to identify key characteristics of small-cap growth stocks. Based on these models and fundamental company research, stocks are selected in a "top-down" manner so that the fund's portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.

 WHAT IS A QUANTITATIVE MODEL?
  A quantitative model is fashioned by a fund's sub-adviser to assist the sub-adviser in evaluating a potential security. The sub-adviser creates a model that is designed using characteristics that the sub-adviser deems advantageous in a security. The sub-adviser then compares a potential security's characteristics against those of the model, and makes a determination of whether or not to purchase the security based on the results of that comparison.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

 WHAT IS A TOP-DOWN APPROACH?
  When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

While the fund invests principally in small-cap U.S. common stocks, T. Rowe Price may, to a lesser extent, invest in foreign stocks, stock index futures and options, or other securities and investment strategies in pursuit of its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL-CAP COMPANIES

Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the fund will typically be fully invested in this market sector, investors are fully exposed to its volatility.

- QUANTITATIVE MODELS

A quantitative model that is developed to select stocks may not be effective. As a result, overall returns of the fund may be lower than if other methods were used to select the stock held by the fund.

- FOREIGN STOCKS

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who want an aggressive, long-term approach to building capital and who can tolerate significant fluctuations inherent in small-cap stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 2000 Index (Russell 2000), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        2000                2001            2002
        ----                ----            ----
       (9.15)             (10.09)         (27.79)

---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                          12/31/01      25.15%
Worst Quarter:                          9/30/01     (25.04)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                       (31.76)%    (6.67)%
Return after taxes on distributions*      (31.76)%    (6.90)%
Return after taxes on distributions
and sale of fund shares*                  (19.34)%    (5.30)%
-------------------------------------------------------------
Russell 2000 Class A                      (20.48)%      0.75%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales
charge (load)          None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses             1.52%  1.52%  1.52%  1.52%  1.52%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.67%  3.32%  3.32%  3.32%  3.22%
EXPENSE REDUCTION (e)      0.92%  0.92%  0.92%  0.92%  0.92%
                             ------------------------------
NET OPERATING EXPENSES     1.75%  2.40%  2.40%  2.40%  2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) for the period through 2/29/04 for expenses that exceed 1.40%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.

    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.
*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,251    $1,810     $3,324
    B*         $743    $1,236    $1,752     $3,402
    C          $243    $  936    $1,652     $3,551
    L          $443    $  936    $1,652     $3,551
    M          $430    $  997    $1,688     $3,524
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,251    $1,810     $3,324
    B*         $243    $  936    $1,652     $3,402
    C          $243    $  936    $1,652     $3,551
    L          $243    $  936    $1,652     $3,551
    M          $331    $  997    $1,688     $3,524
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX JANUS BALANCED

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS BALANCED IS LONG-TERM CAPITAL GROWTH, CONSISTENT WITH PRESERVATION OF CAPITAL AND BALANCED BY CURRENT INCOME.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Janus Capital Management LLC (Janus), seeks to achieve the fund's objective by investing principally in:

   - 40% to 60% in securities selected primarily for growth potential -- such as common stocks
   - 40% to 60% in securities selected primarily for income potential -- both equity and debt.

The basic strategy of the fund is to maintain a growth component and an income component. Normally, 40% to 60% of the fund's securities are chosen primarily for their growth potential, and the remaining 40% to 60% are chosen primarily for their income potential. These securities may include some of foreign issuers.

The growth component is expected to consist mainly of common stocks in companies and industries that the fund manager believes are experiencing favorable demand for their products and services, and that are operating in a favorable competitive and regulatory climate. In its analysis, the fund manager looks for companies with earnings growth potential that may not be recognized by the market.

The income component will consist of securities that the fund manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities.

At least 25% of the fund's assets will normally be invested in fixed-income securities.

The sub-adviser uses a "bottom up" approach to select stocks. In other words, the fund manager looks mostly for income producing securities that meet its investment criteria one at a time. If the fund manager is unable to find such investments, the fund's assets may be in cash or similar investments. Securities are selected without regard to any industry sector or other similarly defined selection procedure.

Up to 35% of the fund's assets may be invested in high-yield/high-risk bonds (commonly known as "junk bonds"). These bonds are rated below investment grade by the primary rating agencies.

The fund may shift assets between the growth and income portions of its portfolio, based on the fund manager analysis of the market and conditions in the economy. If the fund manager believes that at a particular time growth investments will provide better returns than the yields from income-producing investments, the fund may put a greater emphasis on growth. The reverse may also take place.

The fund manager may sell the fund's securities when its expectations regarding earnings growth potential change.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

The fund may, to a lesser extent, invest in futures and foreign securities, or other securities and investment strategies in pursuit of the fund's investment objectives.

 WHAT IS "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates

   - length of time to maturity

   - issuers defaulting on their obligations to pay interest or return principal

- HIGH-YIELD/HIGH-RISK SECURITIES

   - credit risk

   - greater sensitivity to interest rate movements

   - greater vulnerability to economic changes

   - decline in market value in event of default

   - less liquidity

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek capital growth and income from the same investment, but who also want an investment that sustains value by maintaining a balance between equity and debt (stocks and bonds). The fund is not for investors who desire a consistent level of income.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500) and the Lehman Brothers U.S. Government/Credit Index (LBGC), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1995             1996      1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----      ----
        25.20           16.60     21.17     30.78     23.55     (3.39)    (5.83)    (7.22)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                              12/31/98      18.31%
Worst Quarter:                              3/31/01     (5.87)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                           10 YEARS
                                                           (OR LIFE
                                 ONE YEAR     5 YEARS      OF FUND)
-------------------------------------------------------------------
Return before taxes              (12.32)%        5.21%      10.71%
Return after taxes on
 distribution*                   (12.86)%        4.48%       8.80%
Return after taxes on
distributions and sale of fund
shares*                           (7.49)%        3.97%       7.99%
-------------------------------------------------------------------
S&P 500 Class A                  (22.09)%      (0.58)%      10.38%
LBGC Class A                       11.04%        7.62%       8.66%
(reflects no deduction for
fees, expenses, or taxes)
-------------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                     5.50%   None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)


 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            0.96%  0.96%  0.96%  0.96%  0.96%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses             0.37%  0.37%  0.37%  0.37%  0.37%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (e)     1.68%  2.33%  2.33%  2.33%  2.23%
-----------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) The fund has a contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.50%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $711    $1,050    $1,412     $2,428
    B*         $736    $1,027    $1,345     $2,504
    C          $236    $  727    $1,245     $2,666
    L          $436    $  727    $1,245     $2,666
    M          $423    $  790    $1,283     $2,639


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $711    $1,050    $1,412     $2,428
    B*         $236    $  727    $1,245     $2,504
    C          $236    $  727    $1,245     $2,666
    L          $236    $  727    $1,245     $2,666
    M          $324    $  790    $1,283     $2,639
---------------------------------------------------


*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA VALUE BALANCED

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX TRANSAMERICA VALUE BALANCED IS PRESERVATION OF CAPITAL AND COMPETITIVE INVESTMENT RETURNS.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing fund assets principally in:

- income-producing common and preferred stocks
- debt obligations of U.S. issuers, some of which will be convertible into common stocks
- U.S. Treasury bonds, notes and bills
- money market funds
- covered call options & put options

In selecting stocks, TIM focuses on quality, liquid, large capitalization stocks, using a "bottom up" screening process to identify stocks that are statistically undervalued. TIM's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to perceived risks. With this approach, the fund seeks to achieve a dividend income yield higher than that of the Russell 1000 Value Index (Russell 1000), a widely recognized unmanaged index of market performance. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $11 billion; the medium market capitalization was approximately $3.5 billion.

TIM will seek to enhance returns in rising stock markets by increasing its allocation to equity, then protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market funds.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates
   - length of time to maturity
   - issuers defaulting on their obligations to pay interest or return principal
   - statistical models

- OPTIONS

Investing in financial contracts such as options involve additional risks and costs. Risks include:

   - inaccurate market predictions which may result in losses instead of gains
   - prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who want a combination of capital growth and income, and who can tolerate the risks associated with an actively-traded portfolio which shifts assets between equity and debt.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Intermediate U.S. Government/Credit Index (LBIGC) (primary benchmark) and the Russell 1000 Value Index (Russell 1000), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1996             1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----
        13.16           17.06      6.87     (6.61)    15.85      0.01    (19.23)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                              12/31/02      11.41%
Worst Quarter:                              9/30/02     (13.27)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                          10 YEARS
                                                          (OR LIFE
                                   ONE YEAR    5 YEARS    OF FUND)
------------------------------------------------------------------
Return before taxes                 (18.95)%    (1.29)%     3.58%
Return after taxes on
distributions*                      (19.55)%    (2.66)%     2.15%
Return after taxes on
distributions and sale of fund
shares*                             (11.53)%    (1.43)%     2.41%
------------------------------------------------------------------
Russell 1000 Class A                (15.52)%     1.16%      8.91%
LBIGC Class A                         9.84%      7.49%      7.29%
(reflects no deduction for fees,
expenses, or taxes)
------------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                     5.50%   None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B       C*      L       M*
-------------------------------------------------------------
Management fees         0.75%    0.75%   0.75%   0.75%   0.75%
Distribution and
service
(12b-1) fees            0.35%    1.00%   1.00%   1.00%   0.90%
Other expenses          0.79%    0.79%   0.79%   0.79%   0.79%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      1.89%    2.54%   2.54%   2.54%   2.44%
EXPENSE REDUCTION (e)   0.34%    0.34%   0.34%   0.34%   0.34%
                           ----------------------------------
NET OPERATING EXPENSES  1.55%    2.20%   2.20%   2.20%   2.10%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.20%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,080    $1,485     $2,614
    B*         $723    $1,058    $1,420     $2,691
    C          $223    $  758    $1,320     $2,850
    L          $423    $  758    $1,320     $2,850
    M          $410    $  821    $1,357     $2,823
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,080    $1,485     $2,614
    B*         $223    $  758    $1,320     $2,691
    C          $223    $  758    $1,320     $2,850
    L          $223    $  758    $1,320     $2,850
    M          $311    $  821    $1,357     $2,823
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX LKCM STRATEGIC TOTAL RETURN

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX LKCM STRATEGIC TOTAL RETURN IS TO SEEK PRESERVATION OF CAPITAL AND LONG-TERM GROWTH.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Luther King Capital Management Corporation (Luther
King), seeks to achieve this objective by principally investing fund assets in both equity and fixed-income securities which include:

   - common stocks
   - securities convertible into common stock
   - government and corporate bonds

The fund seeks to invest in both equity and fixed-income securities to achieve long-term capital appreciation. In selecting such securities, Luther King looks for companies with favorable fundamental characteristics. It considers factors such as:

   - management integrity
   - balance sheet quality
   - cash flow generation
   - earnings and dividend growth record and outlook
   - profitability levels
   - market positions

In some cases, Luther King bases its selections on other factors. For example, some securities may be bought at an apparent discount to their appropriate value, with the anticipation that they'll increase in value over time.

The fund seeks to achieve an income yield greater than the average yield of the stocks in the S&P 500.

The fund invests mainly in the stocks and bonds of companies with established operating histories and strong fundamental characteristics. The majority of the stocks the fund buys will be listed on a national exchange or traded on NASDAQ or domestic over-the-counter markets.

Luther King closely analyzes a company's financial status and a security's valuation in a effort to control risk at the individual level.

Corporate debt securities in which the fund invests will generally have a rating within the four highest grades as determined by Moody's or S&P. (See Appendix A for a description of bond ratings.)

As part of its income-oriented strategy, Luther King expects to invest about 25% of the fund's assets in fixed-income securities, some of which will be convertible into common stocks, and no more than 20% of its assets in stocks that don't pay a dividend.

Luther King may sell fund securities when its stocks become overvalued or when the stocks lose their strong fundamentals.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

While the fund invests principally in common stocks and corporate and government bonds, it may, to a lesser extent, invest in convertible preferred stocks, corporate convertible bonds, or other securities and investment strategies in pursuit of its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:
   - changes in interest rates
   - length of time to maturity
   - issuers defaulting on their obligations to pay interest or return principal

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek consistent total return, achieved through a diversified portfolio of both equities and fixed-income securities. The equity portion is designed to provide capital appreciation, with bonds used to generate current income, minimize overall portfolio volatility, and insulate against a downside risk.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (primary benchmark), and the Lehman Brothers Intermediate U.S. Government/Credit Index (LBIGC), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1995             1996      1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----      ----
        22.81           16.42     21.99     10.07     10.59     (5.28)    (0.80)   (10.65)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                               6/30/97     12.74%
Worst Quarter:                              9/30/02     (8.26)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                          10 YEARS
                                                          (OR LIFE
                                    ONE YEAR   5 YEARS    OF FUND)
------------------------------------------------------------------
Return before taxes                  (15.57)%   (0.87)%     6.79%
Return after taxes on
 distributions*                      (16.21)%   (1.68)%     5.71%
Return after taxes on
distributions and sale of fund
shares*                               (9.47)%   (0.97)%     5.18%
------------------------------------------------------------------
S&P 500 Class A                      (22.09)%   (0.58)%    10.38%
LBIGC Class A                          9.84%     7.49%      8.00%
(reflects no deduction for fees,
expenses, or taxes)
------------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                     5.50%   None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                          A       B       C*      L       M*
-------------------------------------------------------------
Management fees         0.80%    0.80%   0.80%   0.80%   0.80%
Distribution and
service
(12b-1) fees            0.35%    1.00%   1.00%   1.00%   0.90%
Other expenses          0.70%    0.70%   0.70%   0.70%   0.70%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      1.85%    2.50%   2.50%   2.50%   2.40%
EXPENSE REDUCTION (e)   0.30%    0.30%   0.30%   0.30%   0.30%
                           ----------------------------------
NET OPERATING EXPENSES  1.55%    2.20%   2.20%   2.20%   2.10%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.20%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.
*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,072    $1,469     $2,577
    B*         $723    $1,052    $1,408     $2,660
    C          $223    $  750    $1,304     $2,813
    L          $423    $  750    $1,304     $2,813
    M          $410    $  815    $1,345     $2,796
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,072    $1,469     $2,577
    B*         $223    $  752    $1,308     $2,660
    C          $223    $  750    $1,304     $2,813
    L          $223    $  750    $1,304     $2,813
    M          $311    $  815    $1,345     $2,796
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX AMERICAN CENTURY INTERNATIONAL

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX AMERICAN CENTURY INTERNATIONAL IS TO SEEK CAPITAL GROWTH. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

- equity securities of growing foreign companies

The fund manager uses a growth investment strategy developed by American Century to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth potential. Ideally, the fund manager looks for companies whose earnings and revenues are not only growing, but growing at a successfully faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The manager uses a bottom-up approach to select stocks to buy for the fund. The manager makes its investment decisions based primarily on the business fundamentals of the individual companies rather than on economic forecasts or the outlook for industries or sectors. The manager tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund manager to select or hold the stocks of companies it believes will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund manager believes that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund manager also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund manager does not attempt to time the market. Instead, under normal market conditions, the manager intends to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the manager believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, short-term securities, equity equivalent securities, forward currency exchange contracts, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid by performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the manager cannot leverage the fund's assets by investing in a derivative security.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- CURRENCY RISK

Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for the investor who is seeking long-term capital growth, diversification of his or her investment portfolio through investment in foreign securities, and is comfortable with the risks associated with investing in foreign growth securities and short-term price volatility.

[GRAPH ICON]
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    [GRAPH]

        1998             1999      2000      2001      2002
        ----             ----      ----      ----      ----
        11.21           30.63    (12.43)   (25.05)   (20.05)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                              12/31/99      23.80%
Worst Quarter:                              9/30/02     (19.74)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                           10 YEARS
                                                           (OR LIFE
                                 ONE YEAR     5 YEARS      OF FUND)
-------------------------------------------------------------------
Return before taxes              (24.45)%      (6.35)%      (4.41)%
Return after taxes on
 distributions*                  (24.45)%      (7.00)%      (5.02)%
Return after taxes on
distributions and sale of fund
shares*                          (14.89)%      (4.80)%      (3.38)%
-------------------------------------------------------------------
MSCI-EAFE Class A                (15.66)%      (2.62)%      (1.29)%
(reflects no deduction for
fees, expenses, or taxes)
-------------------------------------------------------------------

*The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
[DOLLAR SIGN ICON]
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                     5.50%   None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)


     % OF AVERAGE DAILY NET ASSETS   CLASS OF SHARES
                            A       B       C*      L       M*
---------------------------------------------------------------
Management fees            1.00%   1.00%   1.00%   1.00%   1.00%
Distribution and service
(12b-1) fees               0.35%   1.00%   1.00%   1.00%   0.90%
Other expenses             2.33%   2.33%   2.33%   2.33%   2.33%
                               --------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         3.68%   4.33%   4.33%   4.33%   4.23%
EXPENSE REDUCTION (e)      1.93%   1.93%   1.93%   1.93%   1.93%
                               --------------------------------
NET OPERATING EXPENSES     1.75%   2.40%   2.40%   2.40%   2.30%
---------------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.40%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.
*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $718    $1,446    $2,193     $4,148
   B*          $743    $1,438    $2,144     $4,229
   C           $243    $1,138    $2,044     $4,364
   L           $443    $1,138    $2,044     $4,364
   M           $430    $1,198    $2,078     $4,338
---------------------------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $718    $1,446    $2,193     $4,148
   B*          $243    $1,138    $2,044     $4,229
   C           $243    $1,138    $2,044     $4,364
   L           $243    $1,138    $2,044     $4,364
   M           $331    $1,198    $2,078     $4,338
---------------------------------------------------


*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX GREAT COMPANIES -- GLOBAL(2)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX GREAT COMPANIES -- GLOBAL(2) IS TO SEEK LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser Great Companies, L.L.C (Great Companies), seeks to achieve this objective by investing in common stocks of domestic and foreign issuers which are selected from a group of companies that it has identified as being "great companies." Stocks selected for the fund's portfolio will meet the common criteria listed below.

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; be publicly traded; have a market cap in excess of $15 billion; be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities.

In addition, companies selected for the domestic portion of the fund's portfolio will consist of large cap stocks of companies incorporated in the United States that have been identified by the fund's portfolio managers through an initial screening process as "great companies". These stocks will consist of domestic non-technology companies that are global companies as defined by the sub-adviser; have a market cap in excess of $15 billion; have world class management; and are considered by the sub-adviser as engaged in "terrific businesses." The sub-adviser seeks common stocks that have outstanding shareholder returns and have outperformed the funds benchmark over a set period of time.

Domestic technology stocks included in the fund portfolio will consist of large cap companies identified by the sub-adviser as "great companies" through its proprietary initial screening process. All technology stocks included in the fund are considered global companies by the sub-adviser, are considered leaders in its industry, and have been in business for over 15 years.

The stocks selected for the international portion of the fund's portfolio must be incorporated outside of the United States. The technology and non-technology portion of international stocks must consist of companies that have a global presence with a strong portion of their revenues outside the country of origin. In addition, the international stocks will only be selected if they (and their predecessors) have outperformed the Morgan Stanley Capital International World Index (MSCIW) over a period of time defined by the sub-adviser's initial screening process. The international stocks cannot have government ownership in excess of 10% and, generally, must be ADR traded securities.


To determine how to allocate fund assets among the "great companies" the sub-adviser has identified, the sub-adviser uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 76 for a complete description of Intrinsic Value investing.


The allocation of the fund's portfolio between domestic and international companies will be driven by two factors: Intrinsic Value momentum of the stocks in the domestic portfolio versus the stocks in the international portfolio; and market price of the stocks in the portfolios relative to their Intrinsic Values.

The allocation of stocks within each portion of the fund's portfolio will be driven by these factors: market price relative to Intrinsic Value and Intrinsic Value momentum.

Great Companies strives to manage the fund in a tax efficient manner. This is described in the section entitled "Explanation of Strategies and Risks."

The fund may also take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective. (WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include: changes in currency values; currency speculation; currency trading costs; different accounting and reporting practices; less information available to the public; less (or different) regulation of securities markets; more complex business negotiations; less liquidity; more fluctuations in prices; delays in settling foreign securities transactions; higher costs for holding shares (custodial fees); higher transaction costs; vulnerability to seizure and taxes; political instability and small markets; different market trading days and forward currency contracts for hedging.

- ESTABLISHED COMPANY STOCKS

Because both domestic and foreign companies in which this fund invests must have been in existence for at least 50 and 15 years, respectively, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

- PROPRIETARY RESEARCH

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

- TECHNOLOGY STOCKS

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the fund may decrease if the technology industry suffers a loss.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.
(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International World Index (MSCIW), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)
                                 CLASS A SHARES

                                    (GRAPH)

        2001                 2002
        ----                 ----
       (19.41)             (21.18)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                              12/31/01      15.70%
Worst Quarter:                              3/31/01     (19.72)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                        5 YEARS
                                                        (OR LIFE
                                             ONE YEAR   OF FUND)
----------------------------------------------------------------
Return before taxes                           (25.52)%   (22.93)%
Return after taxes on distributions*          (25.52)%   (22.96)%
Return after taxes on distributions and
sale of fund shares*                          (15.54)%   (17.98)%
----------------------------------------------------------------
MSCIW Class A                                 (19.54)%   (20.15)%
(reflects no deduction for fees, expenses,
or taxes)
----------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                     5.50%   None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund asset) (f)

   % OF AVERAGE DAILY NET ASSETS       CLASS OF SHARES
                                A      B      C*     L      M*
---------------------------------------------------------------
Management fees                0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees                   0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses                 1.24%  1.24%  1.24%  1.24%  1.24%
                                   ----------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.39%  3.04%  3.04%  3.04%  2.94%
EXPENSE REDUCTION (E)          0.84%  0.84%  0.84%  0.84%  0.84%
                                   ----------------------------
NET OPERATING EXPENSES         1.55%  2.20%  2.20%  2.20%  2.10%
---------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.20%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $699    $1,179    $1,684     $3,066
   B*          $723    $1,160    $1,623     $3,144
   C           $223    $  860    $1,523     $3,296
   L           $423    $  860    $1,523     $3,296
   M           $410    $  922    $1,559     $3,270

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $699    $1,179    $1,684     $3,066
   B*          $223    $  860    $1,523     $3,144
   C           $223    $  860    $1,523     $3,296
   L           $223    $  860    $1,523     $3,296
   M           $311    $  922    $1,559     $3,270
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX JANUS GLOBAL

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS GLOBAL IS LONG-TERM GROWTH OF CAPITAL IN A MANNER CONSISTENT WITH PRESERVATION OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The sub-adviser, Janus Capital Management LLC (Janus), seeks to achieve this objective by investing principally in:

   - equity securities of foreign and domestic issuers
   - depositary receipts including ADRs, GDRs and EDRs

The fund may invest on a worldwide basis in companies and securities issued by foreign or domestic governments, government agencies or other government entities of any size, regardless of country of organization or place of principal business activity.

The fund manager's main strategy is to use a "bottom up" approach to build the fund's portfolio. Foreign stocks are generally selected on a stock-by-stock basis without regard to defined allocation among countries or geographic regions.

When evaluating foreign investments, the fund manager (in addition to looking at individual companies) considers such factors as:

   - expected levels of inflation in various countries

   - government policies that might affect business conditions

   - the outlook for currency relationships

   - prospects for economic growth among countries, regions or geographic areas

The fund manager sells the fund's securities when its expectations regarding growth potential change.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

While the fund invests principally in equity securities of foreign and domestic issuers and depositary receipts, the fund manager may, to a lesser extent, invest in forward foreign currency contracts and futures for hedging, or other securities and investment strategies in pursuit of the fund's investment objective.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for investors who want capital growth without being limited to investments in U.S. securities, and who can stand the risks associated with foreign investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International World Index (MSCIW), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1993             1994      1995      1996      1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        31.28            0.62     20.03     26.76     20.44     24.86     63.31    (17.72)   (23.53)   (27.00)

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                              12/31/99      43.29%
Worst Quarter:                              9/30/01     (20.96)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                              LIFE
                             ONE YEAR   5 YEARS   10 YEARS   OF FUND
--------------------------------------------------------------------
Return before taxes           (31.02)%  (2.42)%      7.91%     9.53%
Return after taxes on
distributions*                (31.02)%  (2.78)%      6.83%     8.46%
Return after taxes on
distributions and sale of
fund shares*                  (18.89)%  (1.65)%      6.44%     7.96%
--------------------------------------------------------------------
MSCIW Class A                 (19.54)%  (1.76)%      6.70%     6.51%
(reflects no deduction for
fees, expenses, or taxes)
--------------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                     5.50%   None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(e)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            1.00%  1.00%  1.00%  1.00%  1.00%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses             0.53%  0.53%  0.53%  0.53%  0.53%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         1.88%  2.53%  2.53%  2.53%  2.43%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------
    A         $730    $1,108    $1,510     $2,630
    B*        $756    $1,088    $1,445     $2,707
    C         $256    $  788    $1,345     $2,866
    L         $456    $  788    $1,345     $2,866
    M         $443    $  850    $1,383     $2,839
--------------------------------------------------

If the shares are not redeemed:

SHARE CLASS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------
    A         $730    $1,108    $1,510     $2,630
    B         $256    $  788    $1,345     $2,707
    C         $256    $  788    $1,345     $2,866
    L         $256    $  788    $1,345     $2,866
    M         $344    $  850    $1,383     $2,839
--------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX CLARION REAL ESTATE SECURITIES

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF THE FUND IS LONG-TERM TOTAL RETURN FROM INVESTMENTS PRIMARILY IN EQUITY SECURITIES OF REAL ESTATE COMPANIES. TOTAL RETURN WILL CONSIST OF REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES PLUS INCOME.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Clarion CRA Securities, LP (Clarion), seeks to achieve this objective by investing principally in equity securities of real estate companies which include:

- common stocks

- convertible securities

Under normal conditions, Clarion invests at least 80% of portfolio assets in real estate company securities. A company is considered to be a real estate company if at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate.


Securities selected by Clarion are purchased and sold based primarily on their dividend discount rates, coupled with its understanding of any critical short-term fundamental factors that might need to be considered in an investment decision. The two fundamental factors focused on are EARNINGS and DIVIDEND GROWTH. In order to obtain projections of these factors, Clarion analysts build detailed models which take into account other factors including funds from operations (FFO) sales margins and FFO multiples, that ultimately determine an individual company's cost of capital.


The fund may also invest in debt securities of real estate and non-real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit (REMIC) certificates, and collateralized mortgage obligations (CMOs), or short-term debt obligations. However, the fund does not directly invest in real estate.

 WHAT IS A NON-DIVERSIFIED FUND?
 A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.


- CONVERTIBLE SECURITIES



Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.


- REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include:

 - Declining real estate value

 - Risks relating to general and local economic conditions

 - Over-building

 - Increased competition for assets in local and regional markets

 - Increases in property taxes

 - Increases in operating expenses or interest rates

 - Change in neighborhood value or the appeal of properties to tenants

 - Insufficient levels of occupancy

 - Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- QUANTITATIVE MODELS

Stocks selected using quantitative models may not perform as well as these models might otherwise suggest and may cause overall returns to be lower than if other methods are used.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek long-term total return consisting of current income and potentially, capital appreciation. The investor should be comfortable with the risk of a non-diversified fund invested primarily in securities of real estate companies and their exposure to real estate markets.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2003, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses(e)          2.70%  2.70%  2.70%  2.70%  2.70%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         3.85%  4.50%  4.50%  4.50%  4.40%
EXPENSE REDUCTION (f)      2.10%  2.10%  2.10%  2.10%  2.10%
                             ------------------------------
NET OPERATING EXPENSES     1.75%  2.40%  2.40%  2.40%  2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(e) Because the fund commenced operations in March 2003, the "Other expenses" are estimates.

(f) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (AFTA) through 2/29/04 for expenses that exceed 1.40%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $718    $1,478
    B          $743    $1,471
    C          $243    $1,171
    L          $443    $1,171
    M          $430    $1,231
------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $718    $1,478
    B          $243    $1,171
    C          $243    $1,171
    L          $243    $1,171
    M          $331    $1,231
------------------------------

IDEX GREAT COMPANIES -- TECHNOLOGY(SM)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX GREAT COMPANIES -- TECHNOLOGY(SM) IS LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve this objective by investing in:

- common stocks of companies that offer technology, communications, capital goods or related products and services

Great Companies generally invests at least 80% of the fund's assets in such stocks.

The fund seeks to invest in stocks of large, established, companies that rely extensively on technology or communications in their product development or operations, and have benefited from technological or communications in their operating history. Stocks for this fund are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the United States; have been in business for 15 years or more; have a market cap in excess of $15 billion; be a global company as defined by sub-adviser; be engaged in what the sub-adviser considers to be "terrific technology businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities. The sub-adviser seeks common stocks that have outstanding shareholder returns and have out performed the fund's benchmark over a set period of time. The sub-adviser will use the NASDAQ Composite Index as the performance benchmark for the fund.


To determine which "great company" in which the fund should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 76 for a complete description of Intrinsic Value investing.


Great Companies strives to manage the fund in a tax efficient manner. The fund seeks to minimize capital gains distributions through its investment strategy. To do so, Great Companies seeks to follow the following strategies:

1. Whenever it intends to make a sale, it will seek to always sell the highest cost lots; when it expects the sale will result in a capital gain, it looks for a capital loss than can be taken in another stock where the sale also makes economic sense.

2. When taxable dividends and interest accumulates, it looks for short term losses to take to offset the income.

In either case, it tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee the fund's attempt to manage the portfolio in a tax-efficient manner will be successful.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- ESTABLISHED COMPANY STOCKS

Because companies in which this fund invests must have been in existence for at least 15 years, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

- TECHNOLOGY STOCKS

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the fund may decrease if the technology industry suffers a loss.

- PROPRIETARY RESEARCH

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the NASDAQ Composite Index (NASDAQ Composite), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                            2001            2002
                            ----            ----
                          (34.36)         (39.42)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         12/31/01      35.04%
Worst Quarter:                         9/30/01     (34.51)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (42.75)%   (44.14)%
Return after taxes on distributions*       (42.75)%   (44.14)%
Return after taxes on distributions and
sale of fund shares*                       (26.04)%   (32.23)%
-------------------------------------------------------------
NASDAQ Composite Class A                   (31.53)%   (37.46)%
(reflects no deduction for fees, expenses, or
taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a % of
offering price)            5.50%   None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

   % OF AVERAGE DAILY NET ASSETS       CLASS OF SHARES
                                A      B      C*     L      M*
---------------------------------------------------------------
Management fees                0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees                   0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses                 1.46%  1.46%  1.46%  1.46%  1.46%
                                   ----------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                       2.61%  3.26%  3.26%  3.26%  3.16%
EXPENSE REDUCTION (e)          1.06%  1.06%  1.06%  1.06%  1.06%
                                   ----------------------------
NET OPERATING EXPENSES         1.55%  2.20%  2.20%  2.20%  2.10%
---------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.20%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $699    $1,222    $1,769     $3,258
   B*          $723    $1,205    $1,711     $3,337
   C           $223    $  905    $1,611     $3,486
   L           $423    $  905    $1,611     $3,486
   M           $410    $  967    $1,647     $3,459
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $699    $1,222    $1,769     $3,258
   B*          $223    $  905    $1,611     $3,337
   C           $223    $  905    $1,611     $3,486
   L           $223    $  905    $1,611     $3,486
   M           $311    $  967    $1,647     $3,459
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX T. ROWE PRICE HEALTH SCIENCES

(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX T. ROWE PRICE HEALTH SCIENCES IS TO SEEK LONG-TERM CAPITAL APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price) seeks to achieve this objective by investing principally in:

   - common stocks

T. Rowe Price will invest at least 80% of the fund's net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "heath sciences"). While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-capitalization companies.

T. Rowe Price divides the health sciences industry into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential T. Rowe Price sees within each area and the outlook for the overall health sciences sector.

T. Rowe Price will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general.

However, when the sub-adviser determines, in its opinion, that stock valuations seem unusually high, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 35% of total assets), futures, options, and hybrids, in keeping with fund objectives. The fund's investments in futures and options are used to manage fund exposure to changes in securities prices; as an efficient means to invest cash; in an effort to enhance income; and to protect the value of the portfolio securities. The fund's exposure to these derivatives could be significant.

The fund's investments in hybrid instruments are limited to 10% of total assets.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

  WHAT IS A NON-DIVERSIFIED FUND?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

- SECTOR RISK

Because the fund is concentrated in the health sciences industry, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. The fund is also considered non-diversified because it may invest more than 5% in securities of any one company, and gains or losses on a single stock may have a greater impact on the fund and the volatility of its share price.

- SMALL- AND MID-CAPITALIZATION COMPANIES

Investing in small and medium sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- GROWTH OR VALUE APPROACH

Growth stocks can have steep declines if their earnings disappoint investors. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:
   - changes in currency values
   - currency speculation
   - currency trading costs

   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging


- DERIVATIVES



Derivatives involve additional risks and costs. Risks include:



   - inaccurate market predictions -- an anticipated increase may result in a loss instead


   - prices may not match -- substantial losses may result when there is movement in the price of financial contracts


   - illiquid markets -- the fund may not be able to control losses if there is no market for the contracts


   - tax consequences -- the fund may have to delay closing out certain positions to avoid adverse tax consequences.


   - Leveraging



For a complete discussion of the risks associated with investing in derivatives, please see "Derivatives" under the heading "Explanation of Strategies and Risks" beginning on page 72.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

THE FUND IS NON-DIVERSIFIED.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for the investor who is seeking an aggressive approach to capital growth through investment in health science stocks, and can accept the potential for above-average price fluctuations. The fund should not represent an investor's complete investment program or be used for short-term trading purposes.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
---------------------------------------------------------
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%   None   None    None   1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                           A       B       C*     L       M*
-------------------------------------------------------------
Management fees          1.00%    1.00%   1.00%  1.00%   1.00%
Distribution and
service
(12b-1) fees             0.35%    1.00%   1.00%  1.00%   0.90%
Other expenses           7.41%    7.41%   7.41%  7.41%   7.41%
                            ---------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES       8.76%    9.41%   9.41%  9.41%   9.31%
EXPENSE REDUCTION (e)    6.81%    6.81%   6.81%  6.81%   6.81%
                            ---------------------------------
NET OPERATING EXPENSES   1.95%    2.60%   2.60%  2.60%   2.50%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.60%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.60%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $2,380    $3,901     $7,231
    B*         $763    $2,406    $3,890     $7,308
    C          $263    $2,106    $3,790     $7,392
    L          $463    $2,106    $3,790     $7,392
    M          $450    $2,159    $3,816     $7,371
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $2,380    $3,901     $7,231
    B*         $263    $2,106    $3,790     $7,308
    C          $263    $2,106    $3,790     $7,392
    L          $263    $2,106    $3,790     $7,392
    M          $351    $2,159    $3,816     $7,371
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX PIMCO REAL RETURN TIPS

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF THE FUND IS TO SEEK MAXIMUM REAL RETURN, CONSISTENT WITH PRESERVATION OF REAL CAPITAL AND PRUDENT INVESTMENT MANAGEMENT.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES


The fund's sub-adviser, Pacific Investment Management Company LLC (PIMCO), seeks to achieve this objective by investing principally in Treasury Inflation-Indexed Securities, also referred to as Treasury Inflation Protected Securities or "TIPS".



PIMCO invests, under normal circumstances, at least 80% of the fund's net assets in TIPS of varying maturities. Inflation protected indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPI-U) as the inflation measure. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2002 was 5.8 years. Additional inflation-protected investments may include inflation-indexed bonds issued by agencies of the U.S. Government, government-sponsored enterprises, non-U.S. governments, U.S. corporations and foreign companies.


Other investments may include mortgage-related securities, including stripped mortgage-related securities; and other fixed income securities, including corporate bonds and notes, asset-backed securities, money market instruments; and derivative instruments and forward commitments relating to the above securities. For a discussion of these securities, please refer to the section entitled "Explanation of Strategies and Risks."

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of the fund's exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).


 WHAT IS DURATION? Duration is a weighted measure of the length of time a bond portfolio will repay its principal and interest. It is a calculation of the percentage change in the portfolio's value if interest rates move up or down in 1% increments. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bonds.



 WHAT IS A NON-DIVERSIFIED FUND? A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer with the exception of U.S. government securities and agencies, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer with the exception of U.S. government securities and its agencies.

(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES. The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. The risks include: changes in interest rates; length of time to maturity; and issuers or counterparties defaulting on their obligations to pay interest or return principal.


- INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation.



Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.


- DERIVATIVES. Derivatives involve additional risks and costs. Risks include: inaccurate market predictions -- an anticipated increase may result in a loss instead; prices may not match -- substantial losses may result when there is movement in the price of financial contracts; illiquid markets -- the fund may not be able to control losses if there is no market for the contracts; tax consequences -- the fund may have to delay closing out certain positions to avoid adverse tax consequences; and leveraging. For a complete discussion of the risks associated with investing in derivatives, please see "Derivatives" under the heading "Explanation of Strategies and Risks" beginning on page 72.


- LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- HIGH-YIELD/HIGH-RISK SECURITIES. The risks may include; credit risk; greater vulnerability to economic changes; decline in market value in event of default; and less liquidity.



- HEDGING. The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.



- TAX CONSEQUENCES. Adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund's gross income. Please see the section title "Shareholder Information -- Distribution and Taxes -- IDEX Real Return TIPS" on page 90 of this prospectus.



- CPI-U MEASUREMENT RISK. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods services.



- FOREIGN INVESTING RISK. To the extent the fund holds foreign securities, it will be subject to special risks whether they are denominated in U.S. dollars or foreign currencies. Any investments in non-U.S.-linked inflation-protected bonds run the risk of not being effective in protecting against U.S. inflation. Risks of foreign investments also include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND!


THE FUND IS NON-DIVERSIFIED.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.


- INVESTOR PROFILE. This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2003, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS OF SHARES
                                A       B      C*      L      M*
------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)     4.75%   None   None    None   1.00%
Maximum deferred sales charge
(load)                         None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                           A       B       C*     L       M*
-------------------------------------------------------------
Management fees          0.70%    0.70%   0.70%  0.70%   0.70%
Distribution and
service
(12b-1) fees             0.35%    1.00%   1.00%  1.00%   0.90%
Other expenses (e)       2.70%    2.70%   2.70%  2.70%   2.70%
                            ---------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES       3.75%    4.40%   4.40%  4.40%   4.30%
EXPENSE REDUCTION (f)    2.10%    2.10%   2.10%  2.10%   2.10%
                            ---------------------------------
NET OPERATING EXPENSES   1.65%    2.30%   2.30%  2.30%   2.20%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(e) Because the fund commenced operations in March 2003, the "Other expenses" are estimates.

(f) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.30%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.


*Effective November 11, 2002, Class C and Class M shares were closed to new investors.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $635    $1,382
    B          $733    $1,442
    C          $233    $1,142
    L          $433    $1,142
    M          $420    $1,202
------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $635    $1,382
    B          $233    $1,142
    C          $233    $1,142
    L          $233    $1,142
    M          $321    $1,202
------------------------------

IDEX PIMCO TOTAL RETURN

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX PIMCO TOTAL RETURN IS TO SEEK MAXIMUM TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT MANAGEMENT. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Pacific Investment Management Company LLC (PIMCO) seeks to achieve this objective by investing principally in:

   -  Fixed-income securities

PIMCO invests, under normal circumstances, at least 65% of the fund's assets in a diversified portfolio of fixed income securities of varying maturities. The average duration of this fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of the fund's exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates
   - length of time to maturity
   - issuers or counterparties defaulting on their obligations to pay interest or return principal

- DERIVATIVES

Derivatives involve additional risks and costs.  Risks include:

   - inaccurate market predictions -- an anticipated increase may result in a loss instead
   - prices may not match -- substantial losses may result when there is movement in the price of financial contracts
   - illiquid markets -- the fund may not be able to control losses if there is no market for the contracts

   - tax consequences -- the fund may have to delay closing out certain positions to avoid adverse tax consequences

   - Leveraging

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- HEDGING

The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- LEVERAGING RISK

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                  CLASS OF SHARES
                        A      B       C*      L        M*
------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
  price)               4.75%  None    None     None     1.00%
Maximum deferred
sales charge (load)    None(a) 5.00%(b) None  2.00%(c)   1.00%(d)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                           A       B       C*     L       M*
-------------------------------------------------------------
Management fees          0.70%    0.70%   0.70%  0.70%   0.70%
Distribution and
service
(12b-1) fees             0.35%    1.00%   1.00%  1.00%   0.90%
Other expenses           0.76%    0.76%   0.76%  0.76%   0.76%
                            ---------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES       1.81%    2.46%   2.46%  2.46%   2.36%
EXPENSE REDUCTION (e)    0.16%    0.16%   0.16%  0.16%   0.16%
                            ---------------------------------
NET OPERATING EXPENSES   1.65%    2.30%   2.30%  2.30%   2.20%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.30%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $635    $1,003    $1,394     $2,488
    B*         $733    $1,051    $1,396     $2,624
    C          $233    $  751    $1,296     $2,784
    L          $433    $  751    $1,296     $2,784
    M          $420    $  814    $1,333     $2,757
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $635    $1,003    $1,394     $2,488
    B*         $233    $  751    $1,296     $2,624
    C          $233    $  751    $1,296     $2,784
    L          $233    $  751    $1,296     $2,784
    M          $321    $  814    $1,333     $2,757
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX JANUS FLEXIBLE INCOME

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS FLEXIBLE INCOME IS MAXIMUM TOTAL RETURN FOR SHAREHOLDERS, CONSISTENT WITH PRESERVATION OF CAPITAL, BY ACTIVELY MANAGING A PORTFOLIO OF INCOME-PRODUCING SECURITIES.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund normally invests at least 80% of its total assets in income-producing securities of both foreign and domestic companies. The fund's sub-adviser, Janus Capital Management LLC (Janus), seeks to achieve the fund's objective by investing principally in:

   - corporate debt securities

The fund seeks maximum current income by investing principally in corporate bonds that offer higher yields, but more risk than higher rated bonds.

While the fund may buy bonds of any maturity, the fund's average maturity may vary substantially, depending upon the fund manager's analysis of market, economic and financial conditions at the time. To increase the potential of higher returns, the fund has no pre-established standards for the quality of the debt instruments it buys.

The fund may buy unrated debt securities of both domestic and foreign issuers, and may at times have substantial holdings of such high-yield/high-risk bonds.

Please see Appendix A for a description of ratings.

In addition to considering economic factors such as the affect of interest rates on the fund's investments, the fund manager applies a "bottom up" approach in choosing investments. If the fund manager is unable to find such investments, a fund's assets may be in cash or other similar investments.

In determining the creditworthiness of bond issuers, the fund manager uses, but doesn't rely solely on, credit ratings.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

The fund manager seeks to diversify the fund's investments across many securities, sectors and countries. Currency risk is generally avoided through hedging and other means.

The fund manager may sell the fund's securities when its expectations regarding market interest rates change or the quality or return changes on investment.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

While the fund invests principally in corporate debt securities, the fund manager may, to a lesser extent, invest in lower-rated securities, including bonds considered less than investment grade of both foreign and domestic issuers, mortgage- and other asset-backed securities, convertible securities, preferred stock, income-producing common stock, futures for hedging, or other securities and investment strategies in pursuit of its investment objective. (WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:
   - changes in interest rates
   - length of time to maturity
   - issuers defaulting on their obligations to pay interest or return principal

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- HIGH-YIELD/HIGH RISK SECURITIES
   - credit risk
   - greater sensitivity to interest rate movements
   - greater vulnerability to economic changes
   - decline in market value in event of default
   - less liquidity

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who want current income enhanced by the potential for capital growth, and who are willing to tolerate fluctuation in principal value caused by changes in interest rates as well as the risks associated with substantial investments in high-yield/high-risk bonds (commonly known as "junk bonds"), or unrated bonds of domestic or foreign issuers.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and the table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers U.S. Government/Credit Index
(LBGC), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1993             1994      1995      1996      1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        13.90           (4.29)    18.89      5.44     11.57      7.89      0.93      5.87      6.95      9.37

---------------------------------------------------------

                                        QUARTER ENDED   RETURN
CLASS A SHARES:                         -------------   ------
Best Quarter:                               3/31/91      7.85%
Worst Quarter:                              3/31/96     (1.98)%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                              LIFE
                             ONE YEAR   5 YEARS   10 YEARS   OF FUND
--------------------------------------------------------------------
Return before taxes            4.18%     5.14%      6.95%     7.46%
Return after taxes on
 distributions*                2.52%     2.94%      4.43%     4.70%
Return after taxes on
distributions and sale of
fund shares*                   2.49%     2.98%      4.29%     4.67%
--------------------------------------------------------------------
LBGC Class A                  11.04%     7.62%      7.61%     8.57%
(reflects no deduction for
 fees, expenses, or taxes)
--------------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                     CLASS OF SHARES
                            A       B      C*      L      M*
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                     4.75%   None   None    None   1.00%
Maximum deferred sales
charge (load)              None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)


% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                           A       B       C*     L       M*
-------------------------------------------------------------
Management fees          0.86%    0.86%   0.86%  0.86%   0.86%
Distribution and
service
(12b-1) fees             0.35%    1.00%   1.00%  1.00%   0.90%
Other expenses           0.41%    0.41%   0.41%  0.41%   0.41%
                            ---------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(e)    1.62%    2.27%   2.27%  2.27%   2.17%
-------------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) The fund has a contractual arrangement with AEGON/Transamerica Fund Advisers, Inc., (ATFA) through 2/29/04 for expenses that exceed 1.50%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.
*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $632    $  962    $1,314     $2,306
    B*         $730     1,009     1,315      2,442
    C          $230       709     1,215      2,605
    L          $430       709     1,215      2,605
    M          $417       772     1,253      2,578
---------------------------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $632     $962     $1,314     $2,306
    B*         $230      709      1,215      2,442
    C          $230      709      1,215      2,605
    L          $230      709      1,215      2,605
    M          $318      772      1,253      2,578
---------------------------------------------------


*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND IS TO SEEK A HIGH A LEVEL OF CURRENT INCOME BY INVESTING IN HIGH-YIELD DEBT SECURITIES. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES
The fund's sub-adviser, AEGON USA Investment Management, LLC (AUIM), seeks to achieve this objective by principally investing at least 80% of fund assets in a diversified portfolio of:

   - fixed-income securities including investment grade bonds and high-yield/high-risk bonds (commonly known as "junk bonds")

When investing in rated securities, the fund buys those rated B or better by Moody's or S&P. When investing in rated commercial paper, the fund buys those rated Prime-2 or better by Moody's or A-2 or better by S&P. The fund may invest in unrated securities which, in AUIM's judgment, are of equivalent quality. If the rated securities held by the fund are downgraded, AUIM will consider whether to keep these securities.

The fund may not invest in rated corporate securities that are rated below investment grade, if such holdings are more than 75% of its total holdings of securities (other than commercial paper).

Please see Appendix A for a description of bond ratings.

AUIM's strategy is to achieve yields as high as possible while managing risk. AUIM uses a "top down/bottom up" approach in managing the fund's assets. The "top down" approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decisions regarding the fund's portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its "bottom up" analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund's portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AUIM from both the "top down" and "bottom up" strategies. An industry may look attractive in one area, but not the other. They can then review the results of their analysis and decide whether or not to proceed with a transaction.

For temporary defensive purposes, the fund may invest some or all of its assets in short-term U.S. government, obligations (Treasury bills) (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

 WHAT IS "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

 WHAT IS A TOP-DOWN APPROACH?
  When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. Risks include:

   - changes in interest rates

   - length of time to maturity

   - issuers defaulting on their obligations to pay interest or return principal

- HIGH-YIELD/HIGH-RISK SECURITIES

   - credit risk

   - greater vulnerability to economic changes

   - decline in market value in event of default

   - less liquidity

- PROPRIETARY RESEARCH

AUIM's proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek high current income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Merrill Lynch High Yield Master Index (Merrill Lynch), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)
                                 CLASS A SHARES

                                    (GRAPH)

        1993             1994      1995      1996      1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        13.35           (4.02)    18.43      9.45     11.53      4.33     (0.34)     4.18      4.36      1.66

---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                           6/30/95      6.74%
Worst Quarter:                          3/31/94     (2.82)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                          LIFE
                        ONE YEAR   5 YEARS   10 YEARS   OF FUND
----------------------------------------------------------------
Return before taxes       (6.33)%    1.15%      5.23%     7.90%
Return after taxes on
  distributions*          (9.01)%  (1.70)%      2.08%     4.41%
Return after taxes on
distributions and sale
of fund shares*           (3.86)%  (0.44)%      2.64%     4.70%
----------------------------------------------------------------
Merrill Lynch Class A     (1.14)%    1.24%      6.35%     8.98%
(reflects no deduction
  for fees,
expenses, or taxes)
----------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                           A       B      C*      L      M*
-------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                    4.75%   None   None    None   1.00%
Maximum deferred sales
charge (load)             None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (f)



  % OF AVERAGE DAILY NET ASSETS       CLASS OF SHARES
                               A      B      C*     L      M*
--------------------------------------------------------------
Management fees               0.60%  0.60%  0.60%  0.60%  0.60%
Distribution and service
(12b-1) fees                  0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses                0.40%  0.40%  0.40%  0.40%  0.40%
                              ---------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(E)         1.35%  2.00%  2.00%  2.00%  1.90%
--------------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) The fund has a contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.25%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.

(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $606     $882     $1,179     $2,022
    B*         $703     $927     $1,178     $2,160
    C          $203     $627     $1,078     $2,327
    L          $403     $627     $1,078     $2,327
    M          $390     $691     $1,116     $2,300
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $606     $882     $1,179     $2,022
    B*         $203     $627     $1,078     $2,160
    C          $203     $627     $1,078     $2,327
    L          $203     $627     $1,078     $2,327
    M          $291     $691     $1,116     $2,300
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA CONVERTIBLE SECURITIES

(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK MAXIMUM TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing principally in:

   - convertible securities

In seeking its investment objective, TIM will normally invest at least 80% of net assets in convertible securities, which invest across the credit spectrum and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. TIM may also invest the fund's assets in other types of securities, including common stock.

TIM may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, TIM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and quality of management.

TIM may lend the fund's securities to broker-dealers or other financial institutions to earn income for the fund.

TIM may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

The fund may also invest in other securities and investment strategies in pursuit of its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values

   - currency speculation

   - currency trading costs

   - different accounting and reporting practices

   - less information available to the public

   - less (or different) regulation of securities markets

   - more complex business negotiations

   - less liquidity

   - more fluctuations in prices

   - delays in settling foreign securities transactions

   - higher costs for holding shares (custodial fees)

   - higher transaction costs

   - vulnerability to seizure and taxes

   - political instability and small markets

   - different market trading days

   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek current income enhanced by the potential for capital growth, and are willing to tolerate fluctuation in principle value caused by changes in interest rates.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A       B      C*      L      M*
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 4.75%   None   None    None   1.00%
Maximum deferred
sales
charge (load)          None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase
price or redemption proceeds,
whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            0.75%  0.75%  0.75%  0.75%  0.75%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses             2.75%  2.75%  2.75%  2.75%  2.75%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         3.85%  4.50%  4.50%  4.50%  4.40%
EXPENSE REDUCTION (e)      2.15%  2.15%  2.15%  2.15%  2.15%
                             ------------------------------
NET OPERATING EXPENSES     1.70%  2.35%  2.35%  2.35%  2.25%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 1.35%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.35%.

    Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.
    Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS             1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
    A                    $640    $1,406    $2,190     $4,231
    B*                   $738    $1,467    $2,204     $4,357
    C                    $238    $1,167    $2,104     $4,357
    L                    $438    $1,167    $2,104     $4,490
    M                    $425    $1,226    $2,138     $4,464
-------------------------------------------------------------

If the shares are not redeemed:

SHARE CLASS             1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
    A                    $640    $1,406    $2,190     $4,231
    B*                   $238    $1,167    $2,104     $4,357
    C                    $238    $1,167    $2,104     $4,357
    L                    $238    $1,167    $2,104     $4,490
    M                    $326    $1,226    $2,138     $4,464
-------------------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX FEDERATED TAX EXEMPT

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX FEDERATED TAX EXEMPT IS MAXIMUM CURRENT INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH PRESERVATION OF CAPITAL. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Federated Investment Management Company (Federated), seeks to achieve this objective by investing in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the alternate minimum tax ("AMT"). The fund invests primarily in long-term, investment grade, tax exempt securities (Grade AAA, AA, A and BBB).

Up to 20% of the interest income from the fund's investments may be subject to the federal AMT.

Please see Appendix A for a description of bond ratings.

Federated manages the fund's portfolio by seeking to manage the interest rate risk and credit risk assumed by the fund and to provide superior levels of after tax total return.

Federated considers a variety of factors in formulating its interest rate outlook, including the following: current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve's current monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

Federated manages credit risk by performing a fundamental credit analysis on tax exempt securities before the fund purchases such securities. Federated considers various factors, including the following: the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality.

Federated monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

Federated also will seek to further enhance after tax total return by engaging in a relative value analysis; that is, Federated will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. Federated may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, Federated will invest a portion of the fund's portfolio (no more than 20%) in tax exempt securities subject to AMT, which may offer higher returns.

Federated may also use credit enhancements and futures contracts, or other securities and investment strategies in pursuit of its investment objective.

Federated may use hedging to reduce specific risks. For example, to protect the fund against circumstances that would normally cause the fund's portfolio securities to decline in value, the fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The fund may also attempt to lower the cost of hedging by using combinations of different futures contracts, or futures contracts and securities.

The fund may take a temporary defensive position from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the fund to receive and distribute taxable income to investors. Under these circumstances, the fund may be unable to achieve its investment objective. (WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- MUNICIPAL OBLIGATIONS
   - their yields are usually lower than on similar, but taxable securities
   - the income may be subject to state and local taxes
   - the income may be a preference item for determining the federal alternative minimum tax
   - unrated municipal securities may be less liquid than rated securities
   - congress occasionally considers restricting or eliminating the federal tax exemption and may do so in the future
   - obligations could ultimately be federally taxable

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. These risks include:
   - fluctuations in market value
   - changes in interest rates; the value of a bond increases as interest rate declines and decreases as interest rates rise
   - length of time to maturity; the longer the duration, the more vulnerable the value of a bond is to fluctuations in interest rates
   - issuers defaulting on their obligations to pay interest or return principal

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek high current federal tax-free income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates. Yields on municipal obligations are typically lower than on similar taxable securities. Such investors will generally have higher taxable incomes.

The fund is not for tax-exempt retirement programs because they would receive no benefit from the tax-exempt nature of most of the fund's income.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Municipal Bond Index (LBMB), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1993             1994      1995      1996      1997      1998      1999      2000      2001      2002
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        8.66            (2.25)    12.86      3.89     10.12      4.58     (6.25)    12.55      2.76      8.69

----------------------------------------------------------
                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                           3/31/95      5.34%
Worst Quarter:                          3/31/94     (3.02)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02**

                                                            LIFE
                       ONE YEAR    5 YEARS     10 YEARS    OF FUND
-------------------------------------------------------------------
Return before taxes      3.53%       3.26%       4.88%      6.87%
Return after taxes on
  distributions*         3.53%       3.13%       4.60%      6.64%
Return after taxes on
distributions and
sale of fund shares*     3.56%       3.31%       4.64%      6.61%
-------------------------------------------------------------------
LBMB Class A             9.60%       6.06%       6.71%      8.52%
(reflects no
deduction for fees,
expenses, or taxes)
-------------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                           A       B      C*      L      M*
-------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                    4.75%   None   None    None   1.00%
Maximum deferred sales
charge (load)             None(a) 5.00%(b) None 2.00%(c) 1.00%(d)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(f)

  % OF AVERAGE DAILY NET ASSETS       CLASS OF SHARES
                               A      B      C*     L      M*
--------------------------------------------------------------
Management fees               0.60%  0.60%  0.60%  0.60%  0.60%
Distribution and service
(12b-1) fees                  0.35%  1.00%  1.00%  1.00%  0.60%
Other expenses                0.51%  0.51%  0.51%  0.51%  0.51%
                              --------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES            1.46%  2.11%  2.11%  2.11%  1.71%
EXPENSE REDUCTION (e)         0.11%  0.11%  0.11%  0.11%  0.11%
                              --------------------------------
NET OPERATING EXPENSES        1.35%  2.00%  2.00%  2.00%  1.60%
--------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(c) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(d) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04 for expenses that exceed 1.00%, excluding 12b-1 fees. Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.


   Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(f) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $606     $905     $1,225     $2,129
   B*          $703     $950     $1,224     $2,267
   C           $203     $650     $1,124     $2,433
   L           $403     $650     $1,124     $2,433
   M           $360     $623     $1,009     $2,090
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
   A           $606     $905     $1,225     $2,129
   B*          $203     $650     $1,124     $2,267
   C           $203     $650     $1,124     $2,433
   L           $203     $650     $1,124     $2,433
   M           $261     $623     $1,009     $2,090
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA MONEY MARKET

(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK MAXIMUM CURRENT INCOME FROM MONEY MARKET SECURITIES CONSISTENT WITH LIQUIDITY AND PRESERVATION OF PRINCIPAL. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing substantially all of the fund's assets in accordance with Rule 2a-7 under the Investment Company Act in the following U.S. dollar-denominated instruments:

- short-term corporate obligations, including commercial paper, notes and bonds
- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities
- obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
- repurchase agreements involving any of the securities mentioned above

TIM also seeks to maintain a stable net asset value of $1.00 per share by:

- investing in securities which present minimal credit risk; and
- maintaining the average maturity of obligations held in the fund's portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

- INVESTOR PROFILE

Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

This fund is subject to the following principal investment risks:

- INTEREST RATES

The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- DEFAULT RISK

The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES

To the extent the fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 72.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                           A       B      C*      L      M*
-------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                    None    None   None    None   1.00%
Maximum deferred sales
charge (load)             None   5.00%(a) None  2.00%(b) 1.00%(c)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(e)

  % OF AVERAGE DAILY NET ASSETS       CLASS OF SHARES
                               A      B      C*     L      M*
--------------------------------------------------------------
Management fees               0.40%  0.40%  0.40%  0.40%  0.40%
Distribution and service
(12b-1) fees                  0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses                0.61%  0.61%  0.61%  0.61%  0.61%
                                  ----------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES            1.36%  2.01%  2.01%  2.01%  1.91%
EXPENSE REDUCTION (d)         0.53%  0.53%  0.53%  0.53%  0.53%
                                  ----------------------------
NET OPERATING EXPENSES        0.83%  1.48%  1.48%  1.48%  1.38%
--------------------------------------------------------------

(a) Purchases of Class B shares are subject to a declining contingent deferred sales charge if redeemed during the first 6 years of purchase (5%-1(st) year; 4%-2(nd) year; 3%-3(rd) year; 2%-4(th) year; and 1%-5(th) and 6(th) years).
(b) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(c) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 2/29/04, for expenses that exceed 0.48%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.48%.

    Current or future fund operating expenses may be further reduced by payments of operating expenses via directed brokerage arrangements.

   Brokerage commissions used to offset the fund's operating expenses will not be used to reduce the amount of expenses borne by ATFA under ATFA's contractual arrangement with the fund. Such brokerage commissions will be used solely to offset fund expenses after giving full effect to ATFA's contractual arrangement.
(e) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/02.

*Effective November 11, 2002, Class C and Class M shares were closed to new investors.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 88.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $ 85     $378     $  694     $1,589
    B*         $651     $879     $1,134     $2,127
    C          $151     $579     $1,034     $2,295
    L          $351     $579     $1,034     $2,295
    M          $338     $643     $1,073     $2,268
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $ 85     $378     $  694     $1,589
    B*         $151     $579     $1,034     $2,127
    C          $151     $579     $1,034     $2,295
    L          $151     $579     $1,034     $2,295
    M          $239     $643     $1,073     $2,268
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussions of the individual funds on the preceding pages, you found descriptions of the principal strategies and risks associated with each fund. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.
(CHESSPIECE ICON)
        DIVERSIFICATION. The 1940 Act classifies investment companies as either diversified or non-diversified.

Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.


All of the funds (except IDEX Salomon All Cap, IDEX Great
Companies -- America(SM), IDEX T. Rowe Price Health Sciences, IDEX PIMCO Real Return TIPS, IDEX Clarion Real Estate Securities and IDEX Great
Companies -- Technology(SM)) qualify as diversified funds under the 1940 Act. The diversified funds are subject to the following diversification requirements (which are set forth in full in the SAI):


- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.

- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.

IDEX Salomon All Cap, IDEX Great Companies -- America(SM), IDEX Great
Companies -- Technology(SM), IDEX Clarion Real Estate Securities, IDEX PIMCO Real Return TIPS and IDEX T. Rowe Price Health Sciences each reserves the right to become a diversified investment company (as defined by the 1940 Act). (CHESSPIECE ICON)
        CONCENTRATION. Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies. (WARNING SIGN ICON)
        INVESTING IN COMMON STOCKS. Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.
(WARNING SIGN ICON)
        INVESTING IN PREFERRED STOCKS. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)
(WARNING SIGN ICON)
        INVESTING IN "CONVERTIBLES," PREFERRED STOCKS, AND BONDS. Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price inversely to interest rates as the common stock does, adding to their market risk.
(WARNING SIGN ICON)
        VOLATILITY. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.
(WARNING SIGN ICON)
        INVESTING IN BONDS. Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's and S&P. The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

- LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

Please see Appendix A for a description of bond ratings.
(WARNING SIGN ICON)
        INVESTING IN FOREIGN SECURITIES. Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

- CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

- CURRENCY TRADING COSTS. Some funds also invest in American Depositary Receipts
  (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

- EURO CONVERSION. On January 1, 1999, certain participating countries in the European Economic Monetary Union (EU) adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries are issuing debt and redenominate existing debt in Euros; corporations may choose to issue stocks or bonds in Euros or national currency. The European Central Bank, (the "ECB") assumed responsibility for a uniform monetary policy in participating countries. These transactions have a troubled trading history. The Euro Bank has intervened to resolve such troubles. Euro conversion risks that can affect a fund's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to fund securities; and (5) the ECB's ability to manage monetary policies among the participating countries.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.
(WARNING SIGN ICON)

          INVESTING IN FUTURES, OPTIONS AND DERIVATIVES. Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include:
(WARNING SIGN ICON)

          DERIVATIVES. Certain of the funds use derivative instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and sway agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed.


The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.



The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal than it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.


A fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.


- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund's ability to use derivatives may be limited by certain regulatory and tax considerations.


- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.



Other risks in using derivatives include the risk of mis-pricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

(WARNING SIGN ICON)


          INVESTING IN HYBRID INSTRUMENTS. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

(WARNING SIGN ICON)

          INVESTING IN STOCK INDEX FUTURES. Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation

- illiquidity

- tax consequences

- potential unlimited loss

- volatile net asset value due to substantial fluctuations in the value of these futures
(WARNING SIGN ICON)

          INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline.

Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.
(WARNING SIGN ICON)

          ZERO COUPON SECURITIES. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.
(WARNING SIGN ICON)

          GENERAL OBLIGATION BONDS. General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

(WARNING SIGN ICON)

          SPECIAL REVENUE BONDS. Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Investors in these bonds are exposed to the credit standing of the municipality. If the municipality defaults on the bonds, there may be a loss on the investment. (WARNING SIGN ICON)

          PRIVATE ACTIVITY BONDS. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to Alternate Minimum Tax (AMT). IDEX Federated Tax Exempt may invest in bonds subject to AMT. (WARNING SIGN ICON)

          TAX INCREMENT FINANCING BONDS. Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.
(WARNING SIGN ICON)

          VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments are tax exempt securities that require the Issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.
(WARNING SIGN ICON)

          CREDIT ENHANCEMENT. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
(WARNING SIGN ICON)

          INVESTING IN TAX-EXEMPT SECURITIES. Some municipal obligations pay interest that, while tax-exempt, may be considered a "preference item"
for determining the federal alternative minimum tax. This may result in your paying more tax than you would have otherwise. Also, Congress periodically threatens to limit or do away with the tax exemption on municipal obligations. If that happened, it could substantially reduce the value of your fund's assets. (WARNING SIGN ICON)

          INVESTING IN SPECIAL SITUATIONS. Each fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process

- a management change

- a technological breakthrough

- an extraordinary corporate event

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.
(QUESTION MARK ICON)

          INTRINSIC VALUE. (GREAT COMPANIES' FUNDS) Great Companies looks at the trading price of the stock and compares it to its Intrinsic Value calculation. If a stock appears to be significantly overvalued in the market, Great Companies does not invest in the stock or, if the fund has already invested in the company, may reduce its position in the stock. When the stock share price is below the Intrinsic Value calculation, Great Companies will normally invest in the company or, if the fund has already invested in the company, attempt to buy more shares.
(QUESTION MARK ICON)

          TAX EFFICIENT MANAGEMENT (GREAT COMPANIES' FUNDS AND IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH). Great Companies and IDEX T. Rowe Price
Tax-Efficient Growth strive to manage each fund in a tax efficient manner. Each fund seeks to minimize capital gains distributions through its investment strategy. To do so, Great Companies and IDEX T. Rowe Price Tax-Efficient Growth seek to follow the following strategies:

(1) Whenever it intends to make a sale, it will seek to always sell the highest cost lots; when it expects the sale will result in a capital gain, it looks for a capital loss than can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, it looks for short term losses to take to offset the income. In either case, it tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee a fund's attempt to manage the portfolio in a tax-efficient manner will be successful.
(WARNING SIGN ICON)

          PORTFOLIO TURNOVER. A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds, although certain tax rules may restrict a fund's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders. (IDEX Alger Aggressive Growth, IDEX American Century Income & Growth, IDEX American Century International, IDEX Janus Flexible Income, IDEX PIMCO Total Return, IDEX Salomon All Cap, IDEX Salomon Investors Value, IDEX Transamerica Convertible Securities and IDEX PBHG Mid Cap Growth had turnover rates greater than 100% for the fiscal year ended October 31, 2002.) (QUESTION MARK ICON)

          INVESTMENT STRATEGIES. A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the Fund's SAI.
(WARNING SIGN ICON)

          GROWTH INVESTING. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may underperform other funds that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.
(WARNING SIGN ICON)

          ASSET ALLOCATION. The performance of the asset allocation funds is dependent largely upon the performance of the underlying funds in which they invest. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject, indirectly, to all of the risks associated with its underlying funds.

(WARNING SIGN ICON)

          VARIOUS INVESTMENT TECHNIQUES. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in a fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.
(WARNING SIGN ICON)

          RESERVE INVESTMENT FUNDS. IDEX T. Rowe Price Small Cap, IDEX T. Rowe Price Health Sciences and IDEX T. Rowe Price Tax-Efficient Growth may
invest in money market instruments directly or indirectly through investment in an internally managed money market fund, the T. Rowe Price Reserve Investment Funds, Inc. (Reserve Fund). The T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, each a series of the Reserve Fund, are advised by T. Rowe Price and charge no advisory fees to the investment manager, but other fees may be incurred which may result in a duplication of fees. Further information is included in the SAI.
(WARNING SIGN ICON)

          IPOs.  IPOs are subject to specific risks which include:

- high volatility

- no track record for consideration

- securities are less liquid

- earnings are less predictable
(WARNING SIGN ICON)

          TEMPORARY DEFENSIVE STRATEGIES. For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.
(WARNING SIGN ICON)

          INTERNET OR SECTOR RISK. A fund may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. (WARNING SIGN ICON)

          SHORT SALES. A fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

HOW THE IDEX FUNDS ARE MANAGED AND ORGANIZED

IDEX Mutual Funds is run by a Board of Trustees.

The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the IDEX Trustees and officers in the SAI.

AEGON/TRANSAMERICA FUND ADVISERS, INC. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as the investment adviser for IDEX.

The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.

ATFA is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) (Western Reserve) and AUSA Holding Company (22%) (AUSA), both of which are indirect wholly-owned subsidiaries of AEGON N.V. Great Companies is a 30% owned indirect subsidiary of AUSA. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. Great Companies, AUMI and TIM are affiliates of ATFA and the Fund.

AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits ATSF and its investment adviser, ATFA, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

The Order was issued to ATSF and is applicable to all open-end management investment companies advised by the adviser, or a person controlling, controlled by, or under common control with the adviser. ATSF and IDEX are affiliates and both are advised by the same adviser; thus the Order includes both ATSF and IDEX. IDEX will also refer to this Order for any of the transactions listed above.

Here is a listing of the sub-advisers and the funds they manage:

SUB-ADVISER                  FUND NAME
-----------                  ---------
Alger            IDEX Alger Aggressive Growth
American         IDEX American Century Income &
  Century          Growth
                 IDEX American Century
                   International
ATFA (serves as  IDEX Asset
  adviser to     Allocation -- Conservative
  these funds;     Portfolio
  no sub-        IDEX Asset Allocation -- Moderate
  adviser)         Portfolio
                 IDEX Asset Allocation -- Moderate
                   Growth Portfolio
                 IDEX Asset Allocation -- Growth
                   Portfolio
AUMI             IDEX Transamerica Conservative
                 High-Yield Bond
BACAP (Marsico)  IDEX Marsico Growth
Clarion          IDEX Clarion Real Estate
                 Securities
Federated        IDEX Federated Tax Exempt
Great Companies  IDEX Great Companies --
                   America(SM)
                 IDEX Great Companies --
                   Technology(SM)
                 IDEX Great Companies --
                   Global(2)
Ironwood         IDEX Isabelle Small Cap Value
Janus            IDEX Janus Growth
                 IDEX Janus Global
                 IDEX Janus Balanced
                 IDEX Janus Flexible Income
                 IDEX Janus Growth & Income
Jennison         IDEX Jennison Equity Opportunity
Luther King      IDEX LKCM Strategic Total Return
Pilgrim Baxter   IDEX PBHG Mid Cap Growth
PIMCO            IDEX PIMCO Real Return TIPS
                 IDEX PIMCO Total Return
SaBAM            IDEX Salomon All Cap
                 IDEX Salomon Investors Value
TIM              IDEX Transamerica Equity
                 IDEX Transamerica Growth
                   Opportunities
                 IDEX Transamerica Value Balanced
                 IDEX Transamerica Money Market
                 IDEX Transamerica Convertible
                   Securities
T. Rowe Price    IDEX T. Rowe Price Tax-Efficient
                   Growth
                 IDEX T. Rowe Price Small Cap
                 IDEX T. Rowe Price Health
                 Sciences

 ------------------------------------------------------------------------------
 ADVISORY FEE SCHEDULE -- ANNUAL RATES
 ------------------------------------------------------------------------------

                                                                  IDEX
                                                                 JANUS       IDEX       IDEX
                                                                FLEXIBLE    JANUS      JANUS
AVERAGE DAILY NET ASSETS                                         INCOME     GROWTH    BALANCED
----------------------------------------------------------------------------------------------
First $250 million                                                 N/A       1.00%      1.00%
----------------------------------------------------------------------------------------------
the next $500 million                                              N/A       0.90%      0.90%
----------------------------------------------------------------------------------------------
the next $750 million                                                        0.80%      0.80%
----------------------------------------------------------------------------------------------
over $1.5 billion                                                  N/A       0.70%      0.70%
----------------------------------------------------------------------------------------------
First $100 million                                               0.875%
----------------------------------------------------------------------------------------------
the next $150 million                                            0.775%
----------------------------------------------------------------------------------------------
over $250 million                                                0.675%
----------------------------------------------------------------------------------------------

                                              IDEX          IDEX           IDEX            IDEX           IDEX           IDEX
                                             ALGER         GREAT          GREAT           GREAT         JENNISON         LKCM
AVERAGE DAILY                              AGGRESSIVE   COMPANIES --   COMPANIES --    COMPANIES --      EQUITY       STRATEGIC
NET ASSETS                                   GROWTH     AMERICA(SM)     GLOBAL(2)     TECHNOLOGY(SM)   OPPORTUNITY   TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
First $500 million                            0.80%         0.80%          0.80%           0.80%          0.80%          0.80%
---------------------------------------------------------------------------------------------------------------------------------
over $500 million                             0.70%         0.70%          0.70%           0.70%          0.70%          0.70%
---------------------------------------------------------------------------------------------------------------------------------


                                                      IDEX                 IDEX                         IDEX
                                                      PBHG      IDEX      SALOMON        IDEX       TRANSAMERICA        IDEX
AVERAGE DAILY                                        MID CAP   SALOMON   INVESTORS   TRANSAMERICA      GROWTH       T. ROWE PRICE
NET ASSETS                                           GROWTH    ALL CAP     VALUE        EQUITY      OPPORTUNITIES     SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------
First $500 million                                    0.80%     0.80%      0.80%         0.80%          0.80%           0.80%
---------------------------------------------------------------------------------------------------------------------------------
over $500 million                                     0.70%     0.70%      0.70%         0.70%          0.70%           0.70%
---------------------------------------------------------------------------------------------------------------------------------


                                               IDEX
AVERAGE DAILY                            AMERICAN CENTURY
NET ASSETS                               INCOME & GROWTH
---------------------------------------------------------
First $100 million                             0.90%
---------------------------------------------------------
over $100 million up to $250 million           0.85%
---------------------------------------------------------
over $250 million                              0.80%
---------------------------------------------------------

                                               IDEX
AVERAGE DAILY                            AMERICAN CENTURY
NET ASSETS                                INTERNATIONAL
---------------------------------------------------------
First $50 million                              1.00%
---------------------------------------------------------
over $50 million up to $150 million            0.95%
---------------------------------------------------------
over $150 million up to $500 million           0.90%
---------------------------------------------------------
over $500 million up to $1 billion             0.85%
---------------------------------------------------------
over $1 billion                                0.80%
---------------------------------------------------------

                                                IDEX
AVERAGE DAILY                            ASSET ALLOCATION --
NET ASSETS                                GROWTH PORTFOLIO
-------------------------------------------------------------
All                                              0.10%
-------------------------------------------------------------

                                                IDEX
                                         ASSET ALLOCATION --
AVERAGE DAILY                               CONSERVATIVE
NET ASSETS                                    PORTFOLIO
-------------------------------------------------------------
All                                             0.10%
-------------------------------------------------------------

                                                IDEX
                                         ASSET ALLOCATION --
AVERAGE DAILY                                 MODERATE
NET ASSETS                                    PORTFOLIO
-------------------------------------------------------------
All                                             0.10%
-------------------------------------------------------------

                                                IDEX
                                         ASSET ALLOCATION --
                                              MODERATE
AVERAGE DAILY                                  GROWTH
NET ASSETS                                    PORTFOLIO
-------------------------------------------------------------
All                                             0.10%
-------------------------------------------------------------

                                                 IDEX
                                                CLARION
AVERAGE DAILY                                 REAL ESTATE
NET ASSETS                                    SECURITIES
---------------------------------------------------------
First $250 million                                0.80%
---------------------------------------------------------
over $250 million up to $500 million             0.775%
---------------------------------------------------------
over $500 million up to $1 billion                0.70%
---------------------------------------------------------
over $1 billion                                   0.65%
---------------------------------------------------------

                                                 IDEX
                                               FEDERATED
AVERAGE DAILY                                     TAX
NET ASSETS                                      EXEMPT
--------------------------------------------------------
All                                              0.60%
--------------------------------------------------------

                                               IDEX
AVERAGE DAILY                                ISABELLE
NET ASSETS                                SMALL CAP VALUE
---------------------------------------------------------
First $200 million                             0.90%
---------------------------------------------------------
over $200 million                              0.85%
---------------------------------------------------------

                                                IDEX
AVERAGE DAILY                                  JANUS
NET ASSETS                                     GLOBAL
--------------------------------------------------------
First $750 million                              1.00%
--------------------------------------------------------
the next $250 million                           0.90%
--------------------------------------------------------
over $1 billion                                 0.85%
--------------------------------------------------------

                                                IDEX
AVERAGE DAILY                               JANUS GROWTH
NET ASSETS                                    & INCOME
--------------------------------------------------------
First $100 million                              1.00%
--------------------------------------------------------
the next $400 million                           0.95%
--------------------------------------------------------
over $500 million                               0.85%
--------------------------------------------------------

                                                  IDEX
AVERAGE DAILY                                    MARSICO
NET ASSETS                                       GROWTH
--------------------------------------------------------
First $250 million                                0.80%
--------------------------------------------------------
next $250 million                                 0.75%
--------------------------------------------------------
next $500 million                                 0.70%
--------------------------------------------------------
over $1 billion                                   0.60%
--------------------------------------------------------

                                                IDEX
                                                PIMCO
AVERAGE DAILY                                REAL RETURN
NET ASSETS                                      TIPS
--------------------------------------------------------
All                                             0.70%
--------------------------------------------------------

                                                 IDEX
AVERAGE DAILY                                   PIMCO
NET ASSETS                                   TOTAL RETURN
---------------------------------------------------------
All                                              0.70%
---------------------------------------------------------

                                               IDEX
                                           TRANSAMERICA
AVERAGE DAILY                              CONSERVATIVE
NET ASSETS                                HIGH-YIELD BOND
---------------------------------------------------------
All                                            0.60%
---------------------------------------------------------

                                               IDEX
AVERAGE DAILY                              TRANSAMERICA
NET ASSETS                            CONVERTIBLE SECURITIES
------------------------------------------------------------
All                                            0.75%
------------------------------------------------------------


                                                IDEX
                                            T. ROWE PRICE
AVERAGE DAILY                               TAX-EFFICIENT
NET ASSETS                                     GROWTH
---------------------------------------------------------
First $500 million                              0.75%
---------------------------------------------------------
Over $500 million                               0.65%
---------------------------------------------------------


                                                IDEX
AVERAGE DAILY                               T. ROWE PRICE
NET ASSETS                                 HEALTH SCIENCES
----------------------------------------------------------
First $500 million                              1.00%
----------------------------------------------------------
over $500 million                               0.95%
----------------------------------------------------------




                                                IDEX
AVERAGE DAILY                               TRANSAMERICA
NET ASSETS                                  MONEY MARKET
--------------------------------------------------------
All                                             0.40%
--------------------------------------------------------


                                                IDEX
AVERAGE DAILY                               TRANSAMERICA
NET ASSETS                                 VALUE BALANCED
---------------------------------------------------------
First $500 Million                              0.75%
---------------------------------------------------------
$500 million - $1 billion                       0.65%
---------------------------------------------------------
Over $1 billion                                 0.60%
---------------------------------------------------------


 For the fiscal year ended October 31, 2002, each fund paid the following management fee as a percentage of the fund's average daily net assets, after reimbursement and/or fee waivers (if applicable):

                                                              PERCENTAGE
                                                              ----------
IDEX Alger Aggressive Growth                                     0.09%
IDEX American Century Income & Growth                            0.24%
IDEX American Century International                              0.00%
IDEX Asset Allocation -- Conservative Portfolio(1)               0.00%
IDEX Asset Allocation -- Growth Portfolio(2)                     0.00%
IDEX Asset Allocation -- Moderate Growth Portfolio(3)            0.00%
IDEX Asset Allocation -- Moderate Portfolio(4)                   0.00%
IDEX Clarion Real Estate Securities(5)                            N/A
IDEX Federated Tax Exempt                                        0.49%
IDEX Great Companies -- America(SM)                              0.69%
IDEX Great Companies -- Global(2)                                0.00%
IDEX Great Companies -- Technology(SM)                           0.00%
IDEX Isabelle Small Cap Value                                    0.77%
IDEX Janus Balanced                                              0.96%
IDEX Janus Flexible Income                                       0.86%
IDEX Janus Global                                                1.00%
IDEX Janus Growth                                                0.87%
IDEX Janus Growth & Income                                       0.66%
IDEX Jennison Equity Opportunity                                 0.73%
IDEX LKCM Strategic Total Return                                 0.50%
IDEX Marsico Growth(6)                                           0.48%
IDEX PBHG Mid Cap Growth                                         0.00%
IDEX PIMCO Real Return TIPS(5)                                    N/A
IDEX PIMCO Total Return                                          0.55%
IDEX Salomon All Cap                                             0.70%
IDEX Salomon Investors Value                                     0.44%
IDEX T. Rowe Price Health Sciences                               0.00%
IDEX T. Rowe Price Small Cap                                     0.00%
IDEX T. Rowe Price Tax-Efficient Growth                          0.49%
IDEX Transamerica Conservative High-Yield Bond                   0.60%
IDEX Transamerica Convertible Securities                         0.00%
IDEX Transamerica Equity                                         0.21%

                                                              PERCENTAGE
                                                              ----------
IDEX Transamerica Growth Opportunities                           0.00%
IDEX Transamerica Money Market                                   0.00%
IDEX Transamerica Value Balanced                                 0.41%

 (1) Prior to March 1, 2003, this fund was named IDEX Conservative Asset Allocation.

 (2) Prior to March 1, 2003, this fund was named IDEX Aggressive Asset
     Allocation.

 (3) Prior to March 1, 2003, this fund was named IDEX Moderately Aggressive Asset Allocation.

 (4) Prior to March 1, 2003, this fund was named IDEX Moderate Asset Allocation.

 (5) Commenced operations on March 1, 2003.

 (6) Prior to November 1, 2002, this fund was named IDEX Goldman Sachs Growth and Goldman Sachs Asset Management served as sub-adviser to the fund.

Day-to-day management of the investments in each fund is the responsibility of the fund manager. The fund managers for IDEX Mutual Funds are:

IDEX ALGER AGGRESSIVE GROWTH

FREDERICK M. ALGER and DAVID HYUN, CFA, serve as co-managers of this fund. Mr. Alger is the key strategist for all portfolios, overseeing the investments of the portfolios. Mr. Hyun is responsible for the day-to-day management of the fund. They have served as co-managers since September 2001. Previously, Mr. Alger served as portfolio manager and security analyst at various firms.

Mr. Hyun joined Alger in 1991 and served as a portfolio manager and senior vice president until June 2000. Mr. Hyun previously served as co-manager of this fund from February 1998 until June 2000. Mr. Hyun joined OppenheimerFunds from June 2000 until September 2001, where he served as portfolio manager for the Oppenheimer Enterprise Fund.

Mr. Alger and Mr. Hyun also serve as portfolio managers of other Alger funds.

Alger has provided investment advisory services to various clients since 1964.

IDEX AMERICAN CENTURY INCOME & GROWTH

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

JOHN SCHNIEDWIND, CFA, Senior Vice President, Senior Portfolio Manager and Group Leader -- Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in 1982 and also supervises other portfolio management teams.

KURT BORGWARDT, CFA, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since inception.

VIVIENNE HSU, Portfolio Manager, has been a member of the team since July 1997 and was promoted to Portfolio Manager in February 2002. She joined American Century as a quantitative analyst and became a senior analyst in 2000.

ZILI ZHANG, Vice President and Portfolio Manager/Director of Quantitative Research, has been a member of the team since joining American Century in January 1997 and was promoted to Portfolio Manager in 2002. He manages the quantitative research team.

IDEX AMERICAN CENTURY INTERNATIONAL

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

HENRIK STRABO, Chief Investment Officer -- International Equities, has been a member of the team since the fund's inception. He joined American Century in 1993 and serves as a member of other management teams for various American Century funds.

MARK S. KOPINSKI, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception. Mr. Kopinski joined American Century in April 1997 and serves as a member of other management teams for various American Century funds. Prior to rejoining American Century in 1997, Mr. Kopinski served as Vice President and Portfolio Manager at Federated Investors, Inc. From 1990-1995, he served as Vice President and a member of the management team for American Century International Growth and International Discovery.

KEITH CREVELING, Portfolio Manager, has been a member of the team since April 2002. He joined American Century in October 1999, as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996.

American Century has provided investment advisory services to various clients since 1958.

IDEX ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO
IDEX ASSET ALLOCATION -- GROWTH PORTFOLIO
IDEX ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO
IDEX ASSET ALLOCATION -- MODERATE PORTFOLIO

An Investment Advisory Committee at AEGON/Transamerica Fund Advisers, Inc. provides investment advisory services for these funds.


AEGON/Transamerica Fund Advisers, Inc. has been an investment adviser since
1997.


IDEX CLARION REAL ESTATE SECURITIES

T. RITSON FERGUSON, CFA and JOSEPH P. SMITH, CFA, serve as co-managers of this fund. Mr. Ferguson is the Chief Investment Officer and Managing Director of Clarion. He joined Clarion in 1991, and provides oversight of the firm's day-to-day management of the fund.

Mr. Smith is a Director of Clarion and is a member of the Investment Policy Committee. He shares responsibility for management of the fund. Prior to joining Clarion in 1997, he was with Alex Brown & Sons, Inc., as an associate in the Real Estate Investment Banking Group.

IDEX FEDERATED TAX EXEMPT

J. SCOTT ALBRECHT, CFA and MARY JO OCHSON, CFA have served as co-managers of this fund since June 15, 2000. Mr. Albrecht joined Federated in 1989 and has been a senior portfolio manager since 1997. He has served as a vice president of Federated since 1994. He also serves as co-manager of Federated's Municipal Securities Fund, Inc.

Ms. Ochson joined Federated in 1982 and has been a senior portfolio manager and senior vice president since 1996. From 1988 through 1995, Ms. Ochson served as a portfolio manager and vice president of Federated. She also serves as co-manager of Federated's Municipal Securities Fund, Inc.

Federated has provided investment advisory services to various clients since
1955.

IDEX GREAT COMPANIES -- AMERICA(SM)
IDEX GREAT COMPANIES -- GLOBAL(2)
IDEX GREAT COMPANIES -- TECHNOLOGY(SM)

JIM HUGUET has served as Co-CEO and Manager of Great Companies since May 2000. He has served as manager of each fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut. In May 2000, Mr. Huguet, together with Mr. Kenney and Money Services, Inc., formed Great Companies, LLC.

GERRY BOLLMAN, CFA has served as Executive Vice President of Great Companies since May 2000. He has served as a fund manager of each fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies, L.L.C. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut, from 1999 until May 2000.

MATT STEPHANI, CFA, CPA, has served as Vice President of Great Companies since May 2001. He is responsible for analysis of domestic & foreign securities for Great Companies. From 1995 to May 2001, Mr. Stephani served as Accounting Manager for Deloitte & Touche in Wilton, Connecticut.

Great Companies has provided investment advisory services to various clients services since 2000.

IDEX ISABELLE SMALL CAP VALUE

WARREN J. ISABELLE, President, Portfolio Manager and co-founder of Ironwood, has managed the fund since its inception. Prior to the formation of Ironwood Capital in 1997, Mr. Isabelle was Head of Domestic Equities at Pioneer Management Company and Portfolio Manager of the Pioneer Capital Growth Fund (from July 1990 through January 1997 -- later named Pioneer Mid Cap Value Fund). He also managed Pioneer Small Company Fund (November 1995 through January 1997). From February 1997, Mr. Isabelle was Chief Investment Officer at Keystone Investments. Ironwood has provided investment advisory services to various clients since 1998.

IDEX JANUS BALANCED

KAREN L. REIDY, CFA, vice president, has served as manager of this fund since January 2000. Prior to joining Janus in 1995, she was a manager in both the Mergers and Acquisitions and Audit business units at PricewaterhouseCoopers LLP.

IDEX JANUS FLEXIBLE INCOME

RONALD V. SPEAKER, vice president, has managed this fund since October 1993. He has been with Janus since 1986.

IDEX JANUS GLOBAL

HELEN YOUNG HAYES, CFA, vice president, and LAURENCE CHANG, CFA, vice president, serve as co-managers of this fund. Ms. Hayes has served as manager or co-manager of this fund since inception. She has been employed by Janus since 1987. Mr. Chang has served as co-manager of this fund since January 2000. He has been with Janus since 1993.

IDEX JANUS GROWTH

EDWARD KEELY, CFA, vice president, serves as manager of this fund.

Mr. Keely has been sole manager of this fund since January, 2000. He served as co-manager of the fund since January, 1999. Prior to joining Janus in 1998, he was a senior vice president of investments at Founders.

IDEX JANUS GROWTH & INCOME

DAVID J. CORKINS, vice president, has managed this fund since its inception. Prior to joining Janus in 1995, he served as Chief Financial Officer of Chase U.S. Consumer Services, Inc., a Chase Manhattan mortgage business. Mr. Corkins serves as portfolio manager to other Janus funds.

Janus has provided investment advisory services to various clients since 1970.

IDEX JENNISON EQUITY OPPORTUNITY

MARK G. DEFRANCO and BRIAN M. GILLOTT serve as co-managers of this fund. Mr. DeFranco, Senior Vice President of Jennison, has served as co-manager of this fund since December, 2000. Mr. DeFranco joined Jennison in 1998. Prior to joining Jennison, he was a precious metal equity analyst and portfolio manager at Pomboy Capital from 1995 to 1998. Mr. Gillott, Senior Vice President of Jennison, has served as co-manager of this fund since December, 2000. Mr. Gillott joined Jennison in 1998. Prior to joining Jennison, he served as an equity analyst for Soros Fund Management, and prior to that he was an analyst at Goldman Sachs & Co.

Jennison has provided investment advisory services to various clients since
1969.

IDEX LKCM STRATEGIC TOTAL RETURN

LUTHER KING, JR., CFA, and SCOT C. HOLLMANN, CFA, have co-managed this fund since its inception. Mr. King has been a portfolio manager and the president of Luther King since 1979. Mr. Hollmann has been a portfolio manager and a vice president since 1983.

Luther King has provided investment advisory services to various clients since 1979.

IDEX MARSICO GROWTH

JAMES A. HILLARY, portfolio manager and senior analyst with Marsico Capital Management, LLC, is primarily responsible for the day-to-day management of the fund. Mr. Hillary, who works closely with Thomas F. Marsico in implementing the firm's investment approach, has been with Marsico since its founding in 1997. Before joining Marsico, Mr. Hillary was a principal with W.H. Reaves, a New Jersey-based money management firm and was also previously employed by Price Waterhouse.

THOMAS F. MARSICO sets the investment strategy. Mr. Marsico has over twenty years experience in money management, including eleven years at the Janus Funds, where he served as the portfolio manager of the Janus Twenty Fund from 1988 to 1997, and the Janus Growth and Income Fund from 1991 to 1997. Mr. Marsico's background in rigorous research and analysis prompted him to develop the firm's disciplined research and investment approach, and to recruit and train highly focused analytical staff.

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico was founded by Thomas F. Marsico, who remains the firm's Chairman and CEO. Marsico provides investment advisory services to mutual funds and other institutions and handles separately managed accounts for individuals, corporations, charities and retirement plans.

IDEX PBHG MID CAP GROWTH

GARY L. PILGRIM, CFA, leads a team of investment professionals for PBHG Mid Cap Growth. Mr. Pilgrim is the president and chief investment officer of Pilgrim Baxter, and has been a growth stock manager for over 30 years. Mr. Pilgrim has managed this Fund since March, 2001.

Pilgrim Baxter has provided investment advisory services to various clients since 1982.

IDEX PIMCO TOTAL RETURN


The fund is managed by Pacific Investment Company LLC. An investment team led by WILLIAM H. GROSS, CFA has managed this fund since its inception. Mr. Gross is Chief Investment Officer and founding partner of PIMCO and has over 30 years of experience. He also serves as manager of other PIMCO funds.


IDEX PIMCO REAL RETURN TIPS

JOHN B. BRYNJOLFSSON, Managing Director of PIMCO, leads the investment team that manages this fund. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since that time.

PIMCO has provided investment advisory services since 1971.

IDEX SALOMON ALL CAP

JOHN G. GOODE, managing director of SaBAM, has managed this fund since May 2002. He has been employed by Citigroup Inc. (or its predecessor firms) since 1969, and has 32 years of securities business experience.

PETER J. HABLE, managing director of SaBAM, has managed this fund since May 2002. He has been employed by Citigroup Inc. (or its predecessor firms) since 1983, and has 18 years of securities business experience.

SaBam has provided investment advisory services to various clients since 1987.

IDEX SALOMON INVESTORS VALUE

JOHN B. CUNNINGHAM, CFA, and MARK J. MCALLISTER, CFA, serve as co-portfolio managers of this fund. Mr. Cunningham is a Managing Director of SaBAM and vice president of Salomon's Investors Value fund. He has served as a Director of SaBAM since 1991.

Mr. McAllister, Director and co-portfolio manager, was executive vice president and portfolio manager at JLW Capital Mgmt. Inc. from March 1998 to May 1999, and prior to March 1998, was a vice president and equity analyst at Cohen and Steers Capital Management.

IDEX T. ROWE PRICE HEALTH SCIENCES

An Investment Advisory Committee is responsible for management of the fund. KRIS
H. JENNER, MD, Chairman, has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. He was elected chairman of the fund's committee in 2002. He joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998. From 1995 through 1997, while on leave from the general surgery residency program at the Johns Hopkins Hospital, he was a post doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School.

IDEX T. ROWE PRICE SMALL CAP

PAUL W. WOJCIK, CFA, has managed this fund since December 2000 and heads the Investment Advisory Committee for this fund. He joined T. Rowe Price in 1996 and has been a member of the Investment Advisory Committee since the fund's inception. In addition, Mr. Wojcik serves as the Chairman of the Investment Advisory Committee for the T. Rowe Price Diversified Small-Cap Growth Fund. Prior to joining T. Rowe Price, Mr. Wojcik was a Senior Programmer/Analyst at Fidelity Investments.

IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH

The fund is managed by an Investment Advisory Committee. DONALD J. PETERS and HUGH D. MCGUIRK serve as co-chairmen. The committee co-chairmen have the day-to-day responsibility for managing the fund and work with the committee in developing and executing the fund's investment program. Mr. Peters has been managing investments since joining T. Rowe Price in 1993. Mr. McGuirk has been involved in the municipal bond management process at T. Rowe Price since 1993.

T. Rowe Price has provided investment advisory services since 1937.

IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND

DAVID R. HALFPAP, CFA, has served as manager of this fund since its inception. He has been employed by AUMI since 1975 and currently is a senior vice president.

BRADLEY J. BEMAN, CFA, became a co-manager of this fund in August 1998. He joined AUMI in 1988 after working in various capacities with AEGON USA, Inc. and Life Investors Insurance Company of America.

AUMI has provided investment advisory services to various clients since 1989.

IDEX TRANSAMERICA CONVERTIBLE SECURITIES

KIRK J. KIM, primary manager, and GARY U. ROLLE, CFA secondary manager, serve as co-managers of this fund. Prior to joining TIM, Mr. Kim served as a Securities Analyst at Franklin Templeton Group. Mr. Rolle is president and chief investment officer at TIM. He joined TIM in 1967.

IDEX TRANSAMERICA EQUITY

JEFFREY S. VAN HARTE, CFA, primary manager, and GARY U. ROLLE, CFA, secondary manager, serve as co-managers of this fund. Mr. Van Harte is senior vice president and head of Equity Investments, TIM; manager of the Transamerica Premier Equity Fund since 1998 and Transamerica VIF Growth Portfolio since 1984; co-manager of the Transamerica Value Fund since 1998; and was manager of the Transamerica Premier Balanced Fund from 1995 to 1998. He joined Transamerica in 1980.

Mr. Rolle is president & chief investment officer, TIM; chairman & president, Transamerica Income Shares, Transamerica Occidental's Separate Account Fund B and Transamerica Variable Insurance Fund, Inc. and president of Transamerica Investors, Inc. He was chief investment officer, Transamerica Occidental Life Insurance Company, Transamerica Life Insurance & Annuity Company and Transamerica Assurance Company until 2000 and investment officer of these companies since 2000. He has been manager of Transamerica Premier Balanced Fund since 1998 and co-manager of Transamerica Premier Equity Fund since 1999. He joined Transamerica in 1967.

TIM, through its affiliates, has provided investment advisory services to various clients since 1967.

IDEX TRANSAMERICA GROWTH OPPORTUNITIES

CHRISTOPHER J. BONAVICO, CFA, primary manager, and KENNETH F. BROAD, CFA, secondary manager, serve as co-managers of this fund. Mr. Bonavico is vice president and fund manager, TIM, and manager of the Transamerica Premier Aggressive Growth Fund and Transamerica Premier Small Company Fund since 1999. He was manager of the Transamerica Premier Value Fund from 1998 to 1999; manager of the Transamerica Premier Index Fund from inception to 1998; and co-manager of the Transamerica Premier Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. He joined Transamerica in 1993.

Mr. Broad is assistant vice president and portfolio manager, TIM, and co-manager of a Transamerica corporate account. He has been co-manager of the Transamerica Small Company Fund since 2001. Prior to joining Transamerica in 2000, he was vice president, portfolio manager and analyst, Franklin Templeton Investments, 1994-2000.

IDEX TRANSAMERICA MONEY MARKET

EDWARD S. HAN, primary manager, and HEIDI HU, CFA, secondary manager, serve as co-managers of this fund. Mr. Han joined Transamerica in 1998 and is Assistant Vice President and portfolio manager. Prior to joining Transamerica, Mr. Han was Vice President -- Health Care Finance Group of Bank of America (1993-1998). Ms. Hu serves as portfolio manager to other Transamerica Funds. Prior to joining TIM, she was an analyst at ARCO Investment Management Company.

IDEX TRANSAMERICA VALUE BALANCED

JOHN C. RIAZZI, CFA, PRIMARY MANAGER, and GARY U. ROLLE, CFA, SECONDARY MANAGER, serve as co-managers of the fund. Mr. Riazzi has served as portfolio manager since August 25, 2001. Prior to joining TIM in 2001, Mr. Riazzi served as portfolio manager, president and chief investment officer at Dean Investment Associates and, while at Dean, served as portfolio manager of Dean Asset Allocation since its inception. Mr. Rolle is president and chief investment officer at TIM and serves as an officer of various Transamerica entities. He joined TIM in 1967.

SHAREHOLDER INFORMATION

PLEASE NOTE: CLASS C AND CLASS M SHARES ARE CLOSED TO NEW INVESTORS. (QUESTION MARK ICON)
        OPENING AN ACCOUNT

If you are opening a fund account through a registered representative, he or she can assist you with all phases of your investment.

If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

IDEX or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

NEW ACCOUNT APPLICATION

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or visiting www.idexfunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.

There are many ways that you can pay for your shares. The minimum initial purchase per fund and per class is $1,000. There is a $50 minimum on additional purchases. Purchases through regular investment plans, like the Automatic Investment Plan, have no minimum to open an account, but you must invest at least $50 monthly per fund.


The Securities and Exchange Commission (SEC) is taking an active interest in money laundering because money laundering presents a serious risk to the soundness of financial markets, opens financial service firms to criminal liability, and can ruin the reputation of implicated firms. IDEX will not accept money orders, traveler's checks, credit card convenience checks or cash. Cashiers checks may be accepted, subject to approval by AEGON/Transamerica Investor Services, Inc. (ATIS). Prior to September 26, 2002, ATIS was named Idex Investor Services, Inc.

(QUESTION MARK ICON)
        SHARE TRANSACTIONS

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.
(QUESTION MARK ICON)
        HOW TO SELL SHARES

Your request to sell your shares and receive payment may be subject to:

- the privileges or features established on your account such as a systematic withdrawal plan (SWP) or telephone transactions

- the type of account you have, and if there is more than one owner

- the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

- a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

- in writing (by mail or fax)

- by internet access to your account(s) at www.idexfunds.com

- by telephone request using our touch-tone automated system, IDEX InTouch(SM), or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases will be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

CHECKWRITING SERVICE. (For Class A and Class C shares of IDEX Transamerica Money Market only). If you would like to use the checkwriting service, mark the appropriate box on the application or authorization form. The fund will send you checks when it receives these properly completed documents. Checks must be written for at least $250 and investments made by check or ACH must have been in your account for at least 15 days before you can write checks against them. A service fee of $10 applies for those checks written under $250. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day's net asset value to cover the amount of the check. Checks presented against your account in an amount that exceeds your available balance will be returned for "insufficient funds" and your account will incur a $20 service fee. Due to dividends accruing on your account it is not possible to determine your account's value in advance so you should not write a check for the entire value or try to close your account by writing a check. A stop payment on a check may be requested for a $20 service fee. If you request that a checkbook to be delivered overnight, you will incur a $20 service fee. The payment of funds is authorized by the signature(s) appearing on the IDEX application or authorization form. Each signatory guarantees the genuineness of the other signatures.

The use of checks is subject to the rules of the IDEX designated bank for its checkwriting service. IDEX has chosen UMB Bank n.a. as its designated bank for this service. UMB Bank, n.a. or its bank affiliate (the "Bank") is appointed agent by the person(s) signing the IDEX application or authorization form (the "Investor(s)") and, as agent, is authorized and directed upon presentment of checks to the Bank to transmit such checks to IDEX as requests to redeem shares registered in the name of the Investor(s) in the amounts of such checks.

This checkwriting service is subject to the applicable terms and restrictions, including charges, set forth in this prospectus. The Investor(s) agrees that he/she is subject to the rules, regulations, and laws governing check collection including the Uniform Commercial Code as enacted in the State of Missouri, pertaining to this checkwriting service, as amended from time to time. The Bank and/or IDEX has the right not to honor checks presented to it and the right to change, modify or terminate this checkwriting service at any time.

The checkwriting service is not available for tax-qualified retirement plans or Class B, Class L or Class M shares of IDEX Transamerica Money Market.
(QUESTION MARK ICON)
        HOW TO EXCHANGE SHARES

You can exchange $1,000 or more of one fund for shares in the same class of another fund. Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange. The minimum exchange to a new account is $1,000 unless an automatic investment plan is established on the new account.

Prior to making exchanges into a fund that you do not own, read this prospectus carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

SPECIAL SITUATIONS FOR EXCHANGING SHARES

- Class T shares may be exchanged for only Class A shares of any IDEX fund, other than IDEX Janus Growth. Class A shares of all IDEX funds are subject to distribution and service (12b-1) fees.

- You may not exchange other classes of shares of the IDEX funds for Class T shares.

- IDEX reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.

MARKET TIMING/EXCESSIVE TRADING

IDEX DOES NOT PERMIT MARKET TIMING OR EXCESSIVE TRADING AND HAS ADOPTED SPECIAL POLICIES TO DISCOURAGE THIS ACTIVITY. IF YOU WISH TO ENGAGE IN SUCH PRACTICES, WE REQUEST YOU DO NOT ATTEMPT TO PURCHASE SHARES OF ANY OF THE FUNDS.

Some investors try to profit from various short-term or frequent trading strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including the long-term investors who do not generate these costs.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) will be considered excessive trading, although each fund reserves the right to impose restrictions even if there are less frequent transactions.

Specifically, each fund reserves the right to reject any request to purchase or exchange shares that it determines may be disruptive to efficient fund management and harmful to existing shareholders. Such a request could be rejected because of the timing of the investment or because a history of excessive trading by the shareholder or accounts under common control. (QUESTION MARK ICON)
        OTHER ACCOUNT INFORMATION

MINIMUM PURCHASES

- Initial Investment Per Fund and Per Class: $1,000;

- Subsequent Purchases: $50.

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

PRICING OF SHARES

Each fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business.

The NAV of fund shares is not determined on days the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If IDEX receives your request in good order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, IDEX reserves the right to close such accounts. However, IDEX will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 24 months

- accounts with an active monthly Automatic Investment Plan ($50 minimum per fund)

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more

-----------------------------------------------------
ACCOUNT BALANCE                    FEE ASSESSMENT
-----------------------------------------------------
If your balance is below       $10 fee assessed every
$500                           6 months, until
                               balance reaches $500
If your balance is below       Your account will be
$250                           charged a fee and be
                               liquidated; any
                               applicable CDSC will
                               be deducted, and a
                               check will be mailed
                               to the address of
                               record
-----------------------------------------------------

TELEPHONE TRANSACTIONS

IDEX and ATIS are not liable for complying with telephone instructions which are deemed by them to be genuine. IDEX and ATIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where IDEX or ATIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. IDEX has the right to modify the telephone redemption privilege at any time.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/ address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.

REDEMPTIONS TRANSACTIONS PAID BY BANK WIRE

In most cases, IDEX can send your redemption money via a federal funds bank wire. IDEX charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX (4339)) or see the SAI.

EMPLOYEE SPONSORED ACCOUNTS

If you participate in an employer sponsored plan and wish to make an allocation change to your current fund selection, you or your Financial Advisor must notify IDEX by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation received from your employer will be used to properly allocate your contributions. This documentation will supersede all other prior instructions received from you or your Financial Advisor. (Note: If you perform a partial or complete exchange to a new fund selection, your current fund allocation will remain unchanged for future contributions unless specified otherwise.)

REINVESTMENT PRIVILEGE

Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to IDEX along with your check for your reinvestment privileges.

STATEMENTS AND REPORTS

IDEX will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.

SHARE CERTIFICATES

IDEX does not issue share certificates. If you are redeeming or exchanging shares represented by certificates previously issued by IDEX, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered mail, but do not endorse them.

PERSONAL SECURITIES TRADING

IDEX permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of IDEX. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The IDEX sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect IDEX. (QUESTION MARK ICON)
        DISTRIBUTIONS AND TAXES

Each of the funds intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

TAXES ON DISTRIBUTIONS FROM IDEX

The following summary does not apply to:

- qualified retirement accounts

- tax-exempt investors; or

- exempt-interest distributions from IDEX Federated Tax Exempt

Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gain (at the federal maximum rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from IDEX.

DISTRIBUTIONS FROM IDEX FEDERATED TAX EXEMPT

IDEX Federated Tax Exempt expects to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes, whether reinvested or received in cash. However, dividends from the fund may not be entirely tax-exempt and any distributions by the fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the fund may be subject to state and local taxes.

Your annual statement will provide you with information about the exempt-interest dividends you have received. You must disclose this information on your federal tax return. The statement will also report the amount that relates to private activity bonds which could be subject to the alternative minimum tax (AMT). If you are subject to the AMT, please consult your tax advisor regarding the implications of holding shares in IDEX Federated Tax Exempt. If you receive Social Security or railroad retirement benefits, please consult your tax advisor and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed. Interest on indebtedness incurred by you to purchase or carry shares of IDEX Federated Tax Exempt generally will not be deductible for federal income tax purposes.

TAXES ON THE SALE OF SHARES

Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

WITHHOLDING TAXES

IDEX will be required to withhold 30% of any reportable income payments made to a shareholder (which may include dividends, capital gain distributions, and share redemption proceeds) if the shareholder has not provided IDEX with an accurate taxpayer identification number in the manner required by IRS regulations.

Please note that starting January 1, 2004, the withholding amount will change to 29%.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your open account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from CASH to REINVEST. Interest does not accrue on amounts represented by uncashed checks.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right to not issue checks under a specified amount. For accounts with the CASH BY CHECK dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued, though the account option for future distributions will remain unchanged, subject to the preceding paragraph.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from IDEX. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in IDEX.


IDEX REAL RETURN TIPS



Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund's gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.



Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. This means that taxes must be paid on principal adjustments and interest even though these amounts are not received until the bond matures.



This section applies only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income.


INVESTMENT POLICY CHANGES


IDEX Transamerica Equity, IDEX Jennison Equity Opportunity, IDEX PBHG Mid Cap Growth, IDEX Isabelle Small Cap Value, IDEX T. Rowe Price Small Cap, IDEX Great Companies -- Technology(SM), IDEX T. Rowe Health Sciences, IDEX PIMCO Real Return TIPS, IDEX Janus Flexible Income, IDEX Transamerica Conservative High-Yield Bond, IDEX Transamerica Convertible Securities, and IDEX Federated Tax Exempt, as part of each fund's investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

            HOW TO BUY SHARES                      TO OPEN A NEW ACCOUNT (FIRST-TIME IDEX INVESTORS)
----------------------------------------------------------------------------------------------------------
 BY MAIL                                      Send your completed application and check payable to:
   (ICON)                                     AEGON/Transamerica Investor Services, Inc., P.O. Box 9015,
                                              Clearwater, Florida 33758-9015;
                                              For Overnight Delivery: 570 Carillon Parkway, St.
                                              Petersburg, Florida 33716
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 The dealer is responsible for opening your account and
                                              providing IDEX with your Taxpayer ID Number. The minimum
   (ICON)                                     order from an authorized dealer is $1,000 for all funds.
----------------------------------------------------------------------------------------------------------

 BY AUTOMATIC INVESTMENT PLAN                 Send your completed application, along with a check for your initial investment (if any), payable to AEGON/Transamerica
   (ICON)                                     Investor Services, Inc., P.O. Box 9015, Clearwater, Florida
                                              33758-9015.
----------------------------------------------------------------------------------------------------------
                                              TO ADD TO YOUR EXISTING ACCOUNT
----------------------------------------------------------------------------------------------------------
 BY CHECK                                     Make your check payable to AEGON/Transamerica Investor
   (ICON)                                     Services, Inc. and mail it to: P.O. Box 9015, Clearwater, FL
                                              33758-9015; or, for overnight delivery: 570 Carillon
                                              Parkway, St. Petersburg, FL 33716. Third party checks, or
                                              checks endorsed to IDEX, will not be accepted. All checks
                                              must be made payable to AEGON/Transamerica Investor
                                              Services, Inc. IDEX will not accept money orders, traveler's checks, credit card convenience checks or cash. Cashiers
                                              checks may be accepted, subject to approval by ATIS. NOTE:
                                              IDEX is also unable to process check conversion
                                              transactions.
----------------------------------------------------------------------------------------------------------
 BY AUTOMATIC INVESTMENT PLAN                 With an Automatic Investment Plan (AIP), a level dollar
                                              amount is invested monthly and payment is deducted
   (ICON)                                     electronically from your bank account. Your bank may require a 10-day pre-note. Call or write IDEX Customer Service to
                                              establish an AIP.
----------------------------------------------------------------------------------------------------------
 BY TELEPHONE                                 The electronic funds transfer privilege must be established
   (ICON)                                     in advance, when you open your account, or by adding this
                                              feature to your existing account. Select "Electronic Bank
                                              Link" on the Application or write to IDEX. Funds can then be transferred electronically from your bank to IDEX. Call IDEX
                                              Customer Service to invest by phone, either through our
                                              automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), or by speaking directly with your representative. Your bank may require a 10-day pre-note. Shares will be purchased via electronic funds when the money is received by IDEX, usually
                                              2-4 business days after the request.
----------------------------------------------------------------------------------------------------------
 THROUGH AUTHORIZED DEALERS                   If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to
   (ICON)                                     place your order. The dealer's bank may charge you for a
                                              wire transfer. (IDEX currently does not charge for this
                                              service.) IDEX must receive your payment within three
                                              business days after your order is accepted.
----------------------------------------------------------------------------------------------------------
 BY THE INTERNET                              You may request a transfer of funds from your bank account
   (ICON)                                     to IDEX. Visit our website at www.idexfunds.com. Payment
                                              will be transferred from your bank account electronically.
                                              Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the
                                              request. Please contact IDEX at www.idexfunds.com.
----------------------------------------------------------------------------------------------------------

 BY PAYROLL DEDUCTION                         You may have money transferred regularly from your payroll to your IDEX account. Please instruct your employer's
   (ICON)                                     payroll department to do so. Call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) to establish this deduction.
----------------------------------------------------------------------------------------------------------
 BY WIRE TRANSFER                             Request that your bank wire funds to IDEX. You must have an existing account to make a payment by wire transfer. Ask
   (ICON)                                     your bank to send your payment to:
                                                  Bank of America, NA, Tampa, FL, ABA# 063100277,
                                                  Credit: AEGON/Transamerica Investor Services Acct #:
                                              3601194554,
                                                  Ref: Shareholder name, IDEX fund and account numbers.
----------------------------------------------------------------------------------------------------------

          TO RECEIVE PAYMENT BY                              HOW TO REQUEST YOUR REDEMPTION
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT -- ACH                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify
   (ONLY FOR ACCOUNTS THAT ARE NOT            that this feature is in place on your account. Maximum
   QUALIFIED RETIREMENT PLANS)                amount per day is the lesser of your balance or $50,000.
   (ICON)                                     Request an "ACH redemption" in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
                                              person-to-person), or by internet access to your account.
                                              Payment should usually be received by your bank account 3-5 banking days after your request. IDEX does not charge for
                                              this payment option. Certain IRAs and Qualified Plans may
                                              not be eligible for ACH redemptions.
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT                               Call IDEX Customer Service (1-888-233-IDEX (4339)) to be
   (ELECTRONIC FUNDS TRANSFER-FEDERAL         sure this feature is in place on your account. Maximum
   FUNDS BANK WIRE)                           amount per day is the lesser of your available balance or
                                              $50,000 (with a minimum of $1,000). Request an "Expedited
   (ICON)                                     Wire Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account
                                              the next banking day after your request. IDEX charges $10
                                              for this service. Your bank may charge a fee as well.
----------------------------------------------------------------------------------------------------------
 CHECK TO THE ADDRESS OF RECORD               WRITTEN REQUEST:
                                              Send a letter requesting a withdrawal to IDEX and include
   (ICON)                                     any share certificates you may have. Specify the fund,
                                              account number, and dollar amount or number of shares you
                                              wish to redeem. Mail to: AEGON/Transamerica Investor
                                              Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.
                                              Attention: Redemptions. Be sure to include all account
                                              owners' signatures and any additional documents, as well as a signature guarantee(s) if required (see "How To Sell
                                              Shares").
                                              TELEPHONE OR INTERNET REQUEST:
                                              If your request is not required to be in writing (see "How
                                              To Sell Shares"), you may call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) and make your request using the
                                              automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the
                                              internet. Maximum amount per day is the lesser of your
                                              available balance or $50,000.
                                              If you request that a withdrawal check to be delivered
                                              overnight, a $20 overnight fee will be assessed; for
                                              Saturday delivery, a $30 overnight fee will be assessed.
                                              For your protection, if an address change was made in the
                                              last 10 days, IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.
----------------------------------------------------------------------------------------------------------
 CHECK TO ANOTHER PARTY/ADDRESS               This request must be in writing, regardless of amount, with all account owners' signatures guaranteed. Mail to:
   (ICON)                                     AEGON/Transamerica Investor Services, Inc., P.O. Box 9015,
                                              Clearwater, FL 33758-9015. Attention: Redemptions.
----------------------------------------------------------------------------------------------------------
 PERIODIC AUTOMATIC PAYMENT                   You can establish a Systematic Withdrawal Plan (SWP) either
   (BY DIRECT DEPOSIT-ACH OR CHECK)           at the time you open your account or at a later date. Call
                                              IDEX Customer Service (1-888-233-IDEX (4339)) for
                                              assistance. You must have a minimum balance of $10,000 in
                                              your fund.
----------------------------------------------------------------------------------------------------------
 BY EXCHANGE                                  You may request an exchange in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
   (ICON)                                     person-to-person), or by accessing your account through the internet.
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 You may redeem your shares through an authorized dealer.
                                              (They may impose a service charge.) Contact your Registered
   (ICON)                                     Representative or call IDEX Customer Service (1-888-233-IDEX
                                              (4339)) for assistance.
----------------------------------------------------------------------------------------------------------
 NOTE: Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.
----------------------------------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

IDEX offers five share classes, each with its own sales charge and expense structure. (An additional class, Class T, is offered through IDEX Janus Growth, but Class T shares are not available to new investors.) The Class M shares have an initial sales charge of 1.00% and a contingent deferred sales charge (CDSC) of 1.00% if you redeem within 18 months of purchase. The sales charge and CDSC only apply to shares purchased after February 28, 1999.

IDEX began offering the current Class C share on November 1, 1999. This new Class C share has no initial or deferred sales charges. All shares that were designated as Class C shares prior to March 1, 1999, which then converted to Class M shares on that date, will continue as Class M shares. Effective November 11, 2002, Class C and Class M shares were closed to new investors.

IDEX also began offering Class L shares on November 11, 2002. Class L shares have no initial sales charge and a contingent deferred sales charge of 2.00% if you redeem within the first 12 months of purchase and 1.00% if you redeem in the second 12 months.

The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A, Class L or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 6 years) or Class C shares (if you plan to invest for a period of less than 6 years).

IDEX may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS A SHARES -- FRONT LOAD

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) NOTE: You do not pay an initial sales charge on Class A IDEX Transamerica Money Market purchases.

If you are investing $1 million or more (either as a lump sum or through any of the methods described in this prospectus), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a 401k plan.

Also, for 401k plans only, IDEX will treat Class A share purchases in an amount of less than $1 million that are sponsored by employers with 100 or more eligible employees as if such purchases were equal to an amount more than $1 million.

--------------------------------------------------------------------------------------------------------------
                                         CLASS C SHARES -                    CLASS M SHARES -
                                          (CLOSED TO NEW   CLASS L SHARES -   (CLOSED TO NEW   CLASS T SHARES
  CLASS A SHARES -     CLASS B SHARES -     INVESTORS)        LEVEL AND         INVESTORS)     (CLOSED TO NEW
     FRONT LOAD           BACK LOAD         LEVEL LOAD        BACK LOAD         LEVEL LOAD       INVESTORS)
--------------------------------------------------------------------------------------------------------------
- Initial sales        - No up-front     - No up-front     - No up-front     - Initial sales   - Initial sales
  charge of 5.50%        sales charge      sales charge      sales charge      charge of         charge of
  (except for IDEX                                                             1.00%             8.50% or less
  Janus Flexible       - Deferred sales  - No deferred     - 12b-1
  Income, IDEX           charge of         sales charge      distribution    - 12b-1           - No 12b-1
  Transamerica           5.00% or less                       and service       distribution      distribution
  Conservative           on shares you   - 12b-1             fees of 1.00%*    and service       and service
  High-Yield Bond,       sell within 6     distribution                        fees of 0.90%*    fees
  IDEX PIMCO Total       years (see        and service     - Deferred sales    (except for
  Return, IDEX PIMCO     deferred sales    fees of 1.00%*    charge of         the IDEX        - Sales charge
  Real Return TIPS,      charge table)                       2.00% if you      Federated Tax     percentage
  IDEX Transamerica                      - No conversion     sell within 12    Exempt, whose     can be
  Convertible          - 12b-1             to Class A        months of         12b-1             reduced in
  Securities and IDEX    distribution      shares;           purchase, and     distribution      the same four
  Federated Tax          and service       expenses do       1.00% if you      and service       ways as Class
  Exempt which is        fees of 1.00%*    not decrease      sell within       fee is 0.60%)     A Shares (see
  4.75%) or less                                             the 2nd 12                          Class A Share
                       - Automatic                           months of       - Deferred sales    Quantity
- no initial sales       conversion to                       purchase          charge of         Discounts
  charge for IDEX        Class A shares                                        1.00% if you      Table)
  Transamerica Money     after 8 years,                                        sell within 18
  Market                 reducing                                              months of
                         future annual                                         purchase
- Discounts of sales     expenses
  charge for larger                                                          - Automatic
  investments (see                                                             conversion to
  Class A Share                                                                Class A Shares
  Quantity Discount                                                            after 10
  Table)                                                                       years,
                                                                               reducing
- 12b-1 distribution                                                           future annual
  and service fees of                                                          expenses
  0.35%*
- Lower annual
  expenses than Class
  B, C or M shares
  due to lower 12b-1
  distribution and
  service fees
--------------------------------------------------------------------------------------------------------------

         *See the asset allocation funds for additional information regarding
          12b-1 fees.

CLASS B SHARES -- BACK LOAD

Class B shares are sold in amounts up to $250,000 per fund. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for six years or less, as described in the table below.

Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.
               CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES

                                            AS A % OF
                                          DOLLAR AMOUNT
                                           (SUBJECT TO
         YEAR AFTER PURCHASING               CHANGE)
-------------------------------------------------------
    First                                       5%
    Second                                      4%
    Third                                       3%
    Fourth                                      2%
    Fifth                                       1%
    Sixth                                       1%
    Seventh and Later                           0%

CLASS C SHARES -- LEVEL LOAD

(Closed to new investors)

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year. (Except for the asset allocation funds.)

CLASS L SHARES -- LEVEL LOAD

With Class L shares, you pay no initial sales charge. You will pay a 2% CDSC if shares are redeemed during the first 12 months, and a 1.00% CDSC if redeemed during the second 12 months.

AFSG may enter into agreements with brokers and dealers whereby such shares may be subject to a CDSC for one year only, not the twenty-four month period otherwise applicable to Class L shares.

CLASS M SHARES -- LEVEL LOAD

(Closed to new investors)

Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you will incur a CDSC of 1.00%.

Class M shares purchased on or after November 1, 1999 automatically convert to Class A shares after 10 years, lowering annual expenses from that time on.

CLASS T SHARES (IDEX JANUS GROWTH ONLY)

(Closed to new investors)

When you buy Class T shares of IDEX Janus Growth, you pay an up-front sales charge. You can reduce the sales charge percentage in the same four ways that are described under Class A shares. Class T shares are not subject to annual 12b-1 distribution and service fees.

You pay no sales charge when you redeem Class T shares. As with Class A shares, if you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares, you will pay a deferred sales charge of 1.00% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a qualified retirement plan. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on net asset value above the initial purchase.

Waivers of the sales charges are granted under certain conditions. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

CONTINGENT DEFERRED SALES CHARGE

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

CLASS A SALES CHARGE REDUCTIONS

You can lower the sales charge percentage in four ways:

- Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.

- The "rights of accumulation" allows you, your spouse and minor children to include existing Class A shares (or Class T shares of IDEX Janus Growth) as part of your current investments for sales charge purposes. Certain qualified groups are also eligible for rights of accumulation.

- A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.

- By investing as part of a qualified group.

                        CLASS A SHARE QUANTITY DISCOUNTS
               (ALL FUNDS EXCEPT IDEX JANUS FLEXIBLE INCOME, IDEX
                   TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND,
                    IDEX PIMCO TOTAL RETURN, IDEX PIMCO REAL
             RETURN TIPS, IDEX TRANSAMERICA CONVERTIBLE SECURITIES,
                       IDEX FEDERATED TAX EXEMPT AND IDEX
                           TRANSAMERICA MONEY MARKET)

                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $50,000                      5.50%          5.82%
$50,000 to under $100,000          4.75%          4.99%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.75%          2.83%
$500,000 to under $1,000,000       2.00%          2.04%
$1,000,000 and over                0.00%          0.00%

                        CLASS A SHARE QUANTITY DISCOUNTS
                 (IDEX JANUS FLEXIBLE INCOME, IDEX TRANSAMERICA
                CONVERTIBLE SECURITIES, IDEX PIMCO TOTAL RETURN,
                 IDEX PIMCO REAL RETURN TIPS, IDEX TRANSAMERICA
                 CONSERVATIVE HIGH-YIELD BOND & IDEX FEDERATED
                                  TAX EXEMPT)

                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $50,000                      4.75%          4.99%
$50,000 to under $100,000          4.00%          4.17%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.25%          2.30%
$500,000 to under $1,000,000       1.25%          1.27%
$1,000,000 and over                0.00%          0.00%

                        CLASS T SHARE QUANTITY DISCOUNTS
                              (IDEX JANUS GROWTH)

                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $10,000                      8.50%          9.29%
$10,000 to under $25,000           7.75%          8.40%
$25,000 to under $50,000           6.25%          6.67%
$50,000 to under $75,000           5.75%          6.10%
$75,000 to under $100,000          5.00%          5.26%
$100,000 to under $250,000         4.25%          4.44%
$250,000 to under $500,000         3.00%          3.09%
$500,000 to under $1,000,000       1.25%          1.27%
$1,000,000 and over                0.00%          0.00%

WAIVERS OF SALES CHARGES

 WAIVER OF CLASS A AND CLASS T SALES CHARGES

 Class A and Class T shares may be purchased without a sales charge by:


 - Current or former IDEX trustees, directors, officers, full-time employees or sales representatives of IDEX, ATFA, any of the sub-advisers or any of their affiliates


 - Directors, officers, full-time employees and sales representatives of dealers having a sales agreement with ATFA.

 - Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.

 - "Wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with IDEX or AFSG.

 Persons eligible to buy Class A and Class T shares at NAV may not impose a sales charge when they re-sell those shares.
 ---------------------------------------------------------

 WAIVER OF CLASS A, CLASS B, CLASS L, CLASS M, AND CLASS T REDEMPTION CHARGES
 ---------------------------------------------------------

 You will not be assessed a sales charge for shares if you sell in the following situations

 - Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.

 - Following the total disability of the shareholder (as determined by the Social Security Administration -- applies only to shares held at the time the disability is determined).

 - On redemptions made under the Fund's systematic withdrawal plan (may not exceed 12% of the account value on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

 - If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

UNDERLYING FUND EXPENSES (IDEX Asset Allocation -- Conservative Portfolio; IDEX Asset Allocation -- Moderate Portfolio; IDEX Asset Allocation -- Moderate Growth Portfolio; and IDEX Asset Allocation -- Growth Portfolio)

NOTE: THE LISTING OF UNDERLYING FUNDS FOR THE IDEX ASSET ALLOCATION PORTFOLIOS WILL VARY AT THE FUND MANAGERS' DISCRETION. ANY AND ALL OF THE IDEX FUNDS CAN BE USED IN THE PORTFOLIOS.

IDEX ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO

Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                            TOTAL OPERATING
      UNDERLYING FUND CLASS A SHARES        EXPENSE RATIOS
------------------------------------------  ---------------
IDEX Great Companies-America(SM)                 1.55%
IDEX Great Companies-Global(2)                   1.55%
IDEX Isabelle Small Cap Value                    1.85%
IDEX Janus Flexible Income                       1.62%
IDEX Jennison Equity Opportunity                 1.75%
IDEX PIMCO Total Return                          1.65%
IDEX Salomon Investors Value                     1.55%
IDEX T. Rowe Price Tax-Efficient Growth          1.70%
IDEX Transamerica Conservative High-Yield
  Bond                                           1.35%
IDEX Transamerica Equity                         1.75%
IDEX Transamerica Growth Opportunities           1.75%
IDEX Transamerica Money Market                   0.83%
IDEX Janus Growth & Income                       1.95%
IDEX Transamerica Convertible Securities         1.70%


After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios of the Underlying Funds in which it is scheduled to invest at the commencement of operations, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

FUND:                  CLASS A   CLASS B   CLASS C   CLASS L   CLASS M
-----                  -------   -------   -------   -------   -------
IDEX Asset
  Allocation --
  Conservative
  Portfolio             2.02%     2.67%     2.67%     2.67%     2.57%

IDEX ASSET ALLOCATION -- MODERATE PORTFOLIO

Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                           TOTAL OPERATING
     UNDERLYING FUND CLASS A SHARES        EXPENSE RATIOS
-----------------------------------------  ---------------
IDEX American Century International             1.75%
IDEX Great Companies - America(SM)              1.55%
IDEX Great Companies - Global(2)                1.55%
IDEX Isabelle Small Cap Value                   1.85%
IDEX Janus Flexible Income                      1.62%
IDEX Jennison Equity Opportunity                1.75%
IDEX PIMCO Total Return                         1.65%
IDEX Salomon Investors Value                    1.55%
IDEX T. Rowe Price Health Sciences              1.95%
IDEX T. Rowe Price Tax-Efficient Growth         1.70%
IDEX Transamerica Conservative High-Yield
  Bond                                          1.35%
IDEX Transamerica Equity                        1.75%
IDEX Transamerica Growth Opportunities          1.75%
IDEX Transamerica Money Market                  0.83%
IDEX Janus Growth & Income                      1.95%
IDEX Transamerica Convertible Securities        1.70%


After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios of the Underlying Funds in which it is scheduled to invest at the commencement of operations, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:


                                       CLASS OF SHARES
                       -----------------------------------------------
FUND:                  CLASS A   CLASS B   CLASS C   CLASS L   CLASS M
-----                  -------   -------   -------   -------   -------
IDEX Asset
  Allocation --
  Moderate Portfolio    2.06%     2.71%     2.71%     2.71%     2.61%

IDEX ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO

Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                            TOTAL OPERATING
      UNDERLYING FUND CLASS A SHARES        EXPENSE RATIOS
------------------------------------------  ---------------
IDEX American Century International              1.75%
IDEX Janus Flexible Income                       1.62%
IDEX Great Companies -- America(SM)              1.55%
IDEX Great Companies -- Global(2)                1.55%
IDEX Isabelle Small Cap Value                    1.85%
IDEX Jennison Equity Opportunity                 1.75%
IDEX Salomon Investors Value                     1.55%
IDEX T. Rowe Price Health Sciences               1.95%
IDEX T. Rowe Price Tax-Efficient Growth          1.70%
IDEX Transamerica Conservative High-Yield
  Bond                                           1.35%
IDEX Transamerica Equity                         1.75%
IDEX Transamerica Growth Opportunities           1.75%
IDEX PIMCO Total Return                          1.65%
IDEX Janus Growth & Income                       1.95%


After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios of the Underlying Funds in which it is scheduled to invest at the commencement of operations, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:


FUND:                  CLASS A   CLASS B   CLASS C   CLASS L   CLASS M
-----                  -------   -------   -------   -------   -------
IDEX Asset
  Allocation --
  Moderate Growth
  Portfolio             2.12%     2.77%     2.77%     2.77%     2.67%


IDEX ASSET ALLOCATION -- GROWTH PORTFOLIO

Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                           TOTAL OPERATING
    UNDERLYING FUND CLASS A SHARES         EXPENSE RATIOS
---------------------------------------    ---------------
IDEX American Century International             1.75%
IDEX Great Companies -- America(SM)             1.55%
IDEX Great Companies -- Global(2)               1.55%
IDEX Isabelle Small Cap Value                   1.85%
IDEX Jennison Equity Opportunity                1.75%
IDEX Salomon Investors Value                    1.55%
IDEX T. Rowe Price Health Sciences              1.95%
IDEX T. Rowe Price Tax-Efficient Growth         1.70%
IDEX Transamerica Equity                        1.75%
IDEX Transamerica Growth Opportunities          1.75%
IDEX Janus Growth & Income                      1.95%


After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios of the Underlying Funds in which it is scheduled to invest at the commencement of operations, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:


FUND:                  CLASS A   CLASS B   CLASS C   CLASS L   CLASS M
-----                  -------   -------   -------   -------   -------
IDEX Asset
  Allocation --
  Growth Portfolio      2.16%     2.81%     2.81%     2.81%     2.71%

                  THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK

PERFORMANCE INFORMATION

PERFORMANCE

IDEX may include quotations of a fund's total return or yield in advertisements, sales literature, reports to shareholders, or to prospective investors. Total return and yield quotations for a fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.

YIELD

Yield quotations for a fund refer to the income generated by a hypothetical investment in the fund over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a fund held for a stated period of time as of a stated ending date. When a fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

DISTRIBUTION ARRANGEMENTS

(QUESTION MARK ICON)
       (DOLLAR SIGN ICON)
               UNDERWRITING
               AGREEMENT

IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser and IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares. In the case of Class C, L or M shares, AFSG or its agent reallows its entire fee to those sellers.

(DOLLAR SIGN ICON)
        DISTRIBUTION PLANS

IDEX has adopted a 12b-1 Plan for each class of shares in each fund in the series. (See the asset allocation funds for special 12b-1 fees for those funds.)

DISTRIBUTION OF CLASS A SHARES. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%. Class C shares are closed to new shareholders.

DISTRIBUTION OF CLASS L SHARES. For these shares, the funds may pay AFSG an annual distribution of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS M SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 0.90%, which includes an annual service fee of 0.25%. Class M shares are closed to new shareholders.

CLASS T SHARES (IDEX JANUS GROWTH ONLY). This class of shares does not have a 12b-1 Plan of Distribution, and is closed to new shareholders.

THE EFFECT OF RULE 12b-1. Because the funds have 12b-1 Plans, even though Class B, C and L shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares. For a complete description of the funds' 12b-1 Plans, see the SAI.

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you to understand each fund's performance for as long as it has been operating, or for five years, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2002 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2002 Annual Report, which is available to you upon request.

                                                                           INVESTMENT OPERATIONS
                                                                -------------------------------------------
                                                    NET ASSET
                                 YEAR OR             VALUE,          NET         NET REALIZED
                                  PERIOD            BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED             OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
-----------------------------------------------------------------------------------------------------------

IDEX ASSET
ALLOCATION-
GROWTH
PORTFOLIO
(formerly, IDEX
Aggressive Asset
Allocation)             Class A  10/31/02(3)(8)      $10.00        $(0.02)         $ (2.03)       $ (2.05)
                      -------------------------------------------------------------------------------------
                        Class B  10/31/02(3)(8)       10.00         (0.06)           (2.03)         (2.09)
                      -------------------------------------------------------------------------------------
                        Class C  10/31/02(3)(8)       10.00         (0.04)           (2.05)         (2.09)
                      -------------------------------------------------------------------------------------
                        Class M  10/31/02(3)(8)       10.00         (0.05)           (2.04)         (2.09)

-----------------------------------------------------------------------------------------------------------
IDEX ALGER              Class A  10/31/02(8)          20.21         (0.20)           (4.74)         (4.94)
AGGRESSIVE                       10/31/01(8)          32.07         (0.13)          (11.09)        (11.22)
GROWTH                           10/31/00             33.05         (0.13)            2.15           2.02
                                 10/31/99             22.24          0.17            11.82          11.99
                                 10/31/98             18.77          0.03             4.02           4.05
                      -------------------------------------------------------------------------------------
                        Class B  10/31/02(8)          19.48         (0.32)           (4.57)         (4.89)
                                 10/31/01(8)          31.23         (0.29)          (10.82)        (11.11)
                                 10/31/00             32.44         (0.36)            2.15           1.79
                                 10/31/99             21.93         (0.13)           11.82          11.69
                                 10/31/98             18.58         (0.09)            4.02           3.93
                      -------------------------------------------------------------------------------------
                        Class C  10/31/02(8)          19.48         (0.32)           (4.57)         (4.89)
                                 10/31/01(8)          31.23         (0.31)          (10.80)        (11.11)
                                 10/31/00(2)          32.44         (0.36)            2.15           1.79
                      -------------------------------------------------------------------------------------
                        Class M  10/31/02(8)          19.59         (0.30)           (4.60)         (4.90)
                                 10/31/01(8)          31.36         (0.27)          (10.86)        (11.13)
                                 10/31/00             32.53         (0.32)            2.15           1.83
                                 10/31/99(2)          21.98         (0.09)           11.82          11.73
                                 10/31/98             18.61         (0.07)            4.02           3.95
-----------------------------------------------------------------------------------------------------------
IDEX AMERICAN           Class A  10/31/02(8)           8.79          0.01            (1.25)         (1.24)
CENTURY INCOME                   10/31/01(8)          10.83         (0.03)           (2.01)         (2.04)
& GROWTH                         10/31/00             10.00            --             0.83           0.83
                      -------------------------------------------------------------------------------------
                        Class B  10/31/02(8)           8.69         (0.05)           (1.23)         (1.28)
                                 10/31/01(8)          10.79         (0.10)           (2.00)         (2.10)
                                 10/31/00             10.00         (0.04)            0.83           0.79
                      -------------------------------------------------------------------------------------
                        Class C  10/31/02(8)           8.69         (0.05)           (1.23)         (1.28)
                                 10/31/01(8)          10.79         (0.08)           (2.02)         (2.10)
                                 10/31/00             10.00         (0.04)            0.83           0.79
                      -------------------------------------------------------------------------------------
                        Class M  10/31/02(8)           8.71         (0.04)           (1.24)         (1.28)
                                 10/31/01(8)          10.79         (0.09)           (1.99)         (2.08)
                                 10/31/00             10.00         (0.04)            0.83           0.79
-----------------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX ASSET
ALLOCATION-
GROWTH
PORTFOLIO
(formerly, IDEX
Aggressive Asset
Allocation)              $   --      $   --       $   --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
---------------------
IDEX ALGER                   --          --           --
AGGRESSIVE                   --       (0.64)       (0.64)
GROWTH                       --       (3.00)       (3.00)
                             --       (1.18)       (1.18)
                             --       (0.58)       (0.58)
                       -------------------------------------
                             --          --           --
                             --       (0.64)
                             --       (3.00)       (3.00)
                             --       (1.18)       (1.18)
                             --       (0.58)       (0.58)
                       -------------------------------------
                             --          --           --
                             --       (0.64)       (0.64)
                             --       (3.00)       (3.00)
                       -------------------------------------
                             --          --           --
                             --       (0.64)       (0.64)
                             --       (3.00)       (3.00)
                             --       (1.18)       (1.18)
                             --       (0.58)       (0.58)
---------------------
IDEX AMERICAN                --          --           --
CENTURY INCOME               --          --           --
& GROWTH                     --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
---------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
                                                  -------------------------------------------------------
                                                    RATIO OF EXPENSES TO      NET INVESTMENT
        NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
        VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
        OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
---------------------------------------------------------------------------------------------------------
          $ 7.95       (20.50)%     $  8,368         0.45%          1.65%          (0.44)%        31.23%
---------------------------------------------------------------------------------------------------------
            7.91       (20.90)        10,452         1.10           2.30           (1.09)         31.23
---------------------------------------------------------------------------------------------------------
            7.91       (20.90)         7,948         1.10           2.30           (1.09)         31.23
---------------------------------------------------------------------------------------------------------
            7.91       (20.90)         4,403         1.00           2.20           (0.99)         31.23

---------------------------------------------------------------------------------------------------------
           15.27       (24.44)        59,396         1.55           2.26           (1.05)        174.21
           20.21       (35.56)       104,660         1.55           1.88           (0.56)        104.50
           32.07         4.81        164,730         1.55           1.77           (0.94)        107.81
           33.05        55.49        100,078         1.61           1.90           (1.15)         96.25
           22.24        22.48         46,413         1.85           2.18           (1.11)        142.08
---------------------------------------------------------------------------------------------------------
           14.59       (25.11)        44,439         2.20           2.91           (1.70)        174.21
           19.48       (36.17)        71,834         2.20           2.53           (1.21)        104.50
           31.23         4.13        115,689         2.20           2.42           (1.59)        107.81
           32.44        54.88         47,399         2.26           2.55           (1.80)         96.25
           21.93        22.04         10,564         2.50           2.83           (1.76)        142.08
---------------------------------------------------------------------------------------------------------
           14.59       (25.11)         7,028         2.20           2.91           (1.70)        174.21
           19.48       (36.17)        10,545         2.20           2.53           (1.21)        104.50
           31.23         4.13         16,586         2.20           2.42           (1.59)        107.81
---------------------------------------------------------------------------------------------------------
           14.69       (25.02)         9,906         2.10           2.81           (1.60)        174.21
           19.59       (36.08)        18,146         2.10           2.43           (1.11)        104.50
           31.36         4.24         33,223         2.10           2.32           (1.49)        107.81
           32.53        54.97         18,538         2.16           2.45           (1.70)         96.25
           21.98        22.11          5,573         2.40           2.73           (1.66)        142.08
---------------------------------------------------------------------------------------------------------
            7.55       (14.15)         7,908         1.80           2.43            0.09         160.85
            8.79       (18.80)         5,183         1.55           2.49           (0.28)        113.05
           10.83         8.30          2,974         1.55           6.85           (0.42)        110.96
---------------------------------------------------------------------------------------------------------
            7.41       (14.76)        14,446         2.45           3.08           (0.56)        160.85
            8.69       (19.41)        11,623         2.20           3.14           (0.93)        113.05
           10.79         7.86          3,635         2.20           7.50           (1.07)        110.96
---------------------------------------------------------------------------------------------------------
            7.41       (14.76)         4,223         2.45           3.08           (0.56)        160.85
            8.69       (19.41)         3,985         2.20           3.14           (0.93)        113.05
           10.79         7.86          2,077         2.20           7.50           (1.07)        110.96
---------------------------------------------------------------------------------------------------------
            7.43       (14.68)         2,504         2.35           2.98           (0.46)        160.85
            8.71       (19.32)         2,110         2.10           3.04           (0.83)        113.05
           10.79         7.93            741         2.10           7.40           (0.97)        110.96
---------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------
IDEX AMERICAN           Class A  10/31/02(8)  $ 8.38        $ 0.01           $(1.39)        $(1.38)
CENTURY                          10/31/01(8)   12.76          0.05            (3.05)         (3.00)
INTERNATIONAL                    10/31/00      12.85          0.05             0.35           0.40
                                 10/31/99      10.77          0.03             2.05           2.08
                                 10/31/98      10.57          0.07             0.20           0.27
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    8.15         (0.04)           (1.35)         (1.39)
                                 10/31/01(8)   12.53         (0.02)           (2.98)         (3.00)
                                 10/31/00      12.70         (0.03)            0.35           0.32
                                 10/31/99      10.71         (0.06)            2.05           1.99
                                 10/31/98      10.52            --             0.20           0.20
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    8.15         (0.04)           (1.35)         (1.39)
                                 10/31/01(8)   12.53         (0.02)           (2.98)         (3.00)
                                 10/31/00      12.70         (0.03)            0.35           0.32
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    8.18         (0.03)           (1.35)         (1.38)
                                 10/31/01(8)   12.57         (0.01)           (3.00)         (3.01)
                                 10/31/00      12.73         (0.02)            0.35           0.33
                                 10/31/99      10.72         (0.04)            2.05           2.01
                                 10/31/98      10.53          0.01             0.20           0.21
----------------------------------------------------------------------------------------------------

IDEX ASSET
ALLOCATION --
CONSERVATIVE
PORTFOLIO
(formerly, IDEX
Conservative Asset
Allocation)             Class A  10/31/02(3)(8)   10.00       0.07            (0.85)         (0.78)
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(3)(8)   10.00       0.03            (0.85)         (0.82)
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(3)(8)   10.00       0.03            (0.85)         (0.82)
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(3)(8)   10.00       0.04            (0.86)         (0.82)

----------------------------------------------------------------------------------------------------
IDEX FEDERATED          Class A  10/31/02(8)   11.44          0.38             0.14           0.52
TAX EXEMPT                       10/31/01(8)   10.91          0.40             0.56           0.96
                                 10/31/00      10.60          0.44             0.42           0.86
                                 10/31/99      11.94          0.44            (1.14)         (0.70)
                                 10/31/98      11.75          0.48             0.34           0.82
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)   11.44          0.30             0.11           0.41
                                 10/31/01(8)   10.90          0.34             0.56           0.90
                                 10/31/00      10.59          0.37             0.42           0.79
                                 10/31/99      11.94          0.35            (1.14)         (0.79)
                                 10/31/98      11.74          0.41             0.34           0.75
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)   11.44          0.29             0.12           0.41
                                 10/31/01(8)   10.90          0.65             0.25           0.90
                                 10/31/00(2)   10.59          0.37             0.42           0.79
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)   11.44          0.36             0.09           0.45
                                 10/31/01(8)   10.91          0.40             0.53           0.93
                                 10/31/00      10.59          0.42             0.42           0.84
                                 10/31/99(2)   11.94          0.39            (1.14)         (0.75)
                                 10/31/98      11.75          0.45             0.34           0.79
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX AMERICAN            $   --      $   --       $   --
CENTURY                      --       (1.38)       (1.38)
INTERNATIONAL                --       (0.49)       (0.49)
                             --          --           --
                          (0.07)         --        (0.07)
                       -------------------------------------
                             --          --           --
                             --       (1.38)       (1.38)
                             --       (0.49)       (0.49)
                             --          --           --
                          (0.01)         --        (0.01)
                       -------------------------------------
                             --          --           --
                             --       (1.38)       (1.38)
                             --       (0.49)       (0.49)
                       -------------------------------------
                             --          --           --
                             --       (1.38)       (1.38)
                             --       (0.49)       (0.49)
                             --          --           --
                          (0.02)         --        (0.02)
---------------------
IDEX ASSET
ALLOCATION --
CONSERVATIVE
PORTFOLIO
(formerly, IDEX
Conservative Asset
Allocation)                  --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
---------------------
IDEX FEDERATED            (0.45)         --        (0.45)
TAX EXEMPT                (0.43)         --        (0.43)
                          (0.44)      (0.11)       (0.55)
                          (0.44)      (0.20)       (0.64)
                          (0.48)      (0.15)       (0.63)
                       -------------------------------------
                          (0.34)         --        (0.34)
                          (0.36)         --        (0.36)
                          (0.37)      (0.11)       (0.48)
                          (0.36)      (0.20)       (0.56)
                          (0.40)      (0.15)       (0.55)
                       -------------------------------------
                          (0.34)         --        (0.34)
                          (0.36)         --        (0.36)
                          (0.37)      (0.11)       (0.48)
                       -------------------------------------
                          (0.38)         --        (0.38)
                          (0.40)         --        (0.40)
                          (0.41)      (0.11)       (0.52)
                          (0.40)      (0.20)       (0.60)
                          (0.45)      (0.15)       (0.60)
---------------------

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)     INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE       TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)     RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 7.00       (16.49)%     $14,921          1.87%           3.68%          0.22%         240.73%
              8.38       (26.43)        5,209          1.55            2.77           0.47          128.78
             12.76         2.74         6,977          1.62            3.56           0.09          108.37
             12.85        19.12         4,902          1.90            3.53          (0.16)          71.70
             10.77         2.58         4,981          2.03            4.22          (0.21)          50.01
------------------------------------------------------------------------------------------------------------
              6.76       (17.09)        5,328          2.52            4.33          (0.43)         240.73
              8.15       (26.96)        5,003          2.20            3.42          (0.18)         128.78
             12.53         2.09         4,407          2.27            4.21          (0.56)         108.37
             12.70        18.45         1,527          2.55            4.18          (0.81)          71.70
             10.71         1.89         1,198          2.68            4.87          (0.86)          50.01
------------------------------------------------------------------------------------------------------------
              6.76       (17.09)        1,381          2.52            4.33          (0.43)         240.73
              8.15       (26.96)          938          2.20            3.42          (0.18)         128.78
             12.53         2.09           629          2.27            4.21          (0.56)         108.37
------------------------------------------------------------------------------------------------------------
              6.80       (17.08)          826          2.42            4.23          (0.33)         240.73
              8.18       (26.88)          872          2.10            3.32          (0.08)         128.78
             12.57         2.19           840          2.17            4.11          (0.46)         108.37
             12.73        18.55           480          2.45            4.08          (0.71)          71.70
             10.72         1.99           397          2.58            4.77          (0.76)          50.01
------------------------------------------------------------------------------------------------------------
              9.22        (7.80)        9,482          0.45            1.21           1.27            8.33
------------------------------------------------------------------------------------------------------------
              9.18        (8.20)       23,229          1.10            1.86           0.62            8.33
------------------------------------------------------------------------------------------------------------
              9.18        (8.20)       11,940          1.10            1.86           0.62            8.33
------------------------------------------------------------------------------------------------------------
              9.18        (8.20)        5,072          1.00            1.76           0.72            8.33

------------------------------------------------------------------------------------------------------------
             11.51         4.26        20,469          1.35            1.46           3.63           55.01
             11.44         8.99        23,190          1.35            1.48           3.80           34.89
             10.91         8.38        16,999          1.35            1.68           4.14           67.32
             10.60        (6.23)       20,996          1.35            1.50           3.83           35.97
             11.94         7.19        22,313          1.23            1.27           4.08           42.42
------------------------------------------------------------------------------------------------------------
             11.51         3.63        12,019          2.00            2.11           2.98           55.01
             11.44         8.32         6,276          2.00            2.13           3.15           34.89
             10.90         7.72         1,728          2.00            2.33           3.49           67.32
             10.59        (6.89)        1,253          2.00            2.15           3.18           35.97
             11.94         6.50           654          1.88            1.92           3.43           42.42
------------------------------------------------------------------------------------------------------------
             11.51         3.63         5,247          2.00            2.11           2.98           55.01
             11.44         8.32         1,636          2.00            2.13           3.15           34.89
             10.90         7.72           195          2.00            2.33           3.49           67.32
------------------------------------------------------------------------------------------------------------
             11.51         4.02         2,878          1.60            1.71           3.38           55.01
             11.44         8.73         2,413          1.60            1.73           3.55           34.89
             10.91         8.13         2,014          1.60            1.93           3.89           67.32
             10.59        (6.56)        2,193          1.60            1.75           3.58           35.97
             11.94         6.92         1,607          1.48            1.52           3.83           42.42
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------
IDEX MARSICO            Class A  10/31/02(8)  $ 9.10        $(0.06)          $(1.48)        $(1.54)
GROWTH (formerly,                10/31/01(8)   12.54         (0.05)           (3.25)         (3.30)
IDEX Goldman                     10/31/00      11.40          0.02             1.15           1.17
Sachs Growth)                    10/31/99      10.00          0.03             1.37           1.40
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    8.92         (0.11)           (1.45)         (1.56)
                                 10/31/01(8)   12.41         (0.11)           (3.24)         (3.35)
                                 10/31/00      11.35         (0.06)            1.15           1.09
                                 10/31/99      10.00         (0.02)            1.37           1.35
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    8.92         (0.12)           (1.44)         (1.56)
                                 10/31/01(8)   12.41         (0.12)           (3.23)         (3.35)
                                 10/31/00      11.35         (0.06)            1.15           1.09
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    8.95         (0.11)           (1.45)         (1.56)
                                 10/31/01(8)   12.43         (0.11)           (3.23)         (3.34)
                                 10/31/00      11.36         (0.05)            1.15           1.10
                                 10/31/99      10.00         (0.01)            1.37           1.36
----------------------------------------------------------------------------------------------------
IDEX GREAT              Class A  10/31/02(8)    8.96         (0.01)           (1.30)         (1.31)
COMPANIES-AMERICA(SM)            10/31/01(8)   10.58         (0.02)           (1.60)         (1.62)
                                 10/31/00      10.00            --             0.58           0.58
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    8.87         (0.08)           (1.27)         (1.35)
                                 10/31/01(8)   10.56         (0.08)           (1.61)         (1.69)
                                 10/31/00      10.00         (0.02)            0.58           0.56
                      ------------------------------------------------------------------------------
                        Class
                      C........  10/31/02(8)    8.87         (0.08)           (1.27)         (1.35)
                                 10/31/01(8)   10.56         (0.08)           (1.61)         (1.69)
                                 10/31/00      10.00         (0.02)            0.58           0.56
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    8.89         (0.07)           (1.28)         (1.35)
                                 10/31/01(8)   10.56         (0.08)           (1.59)         (1.67)
                                 10/31/00      10.00         (0.02)            0.58           0.56
----------------------------------------------------------------------------------------------------
IDEX GREAT              Class A  10/31/02(8)    6.65         (0.01)           (0.78)         (0.79)
COMPANIES-GLOBAL(2)              10/31/01(8)    9.81         (0.03)           (3.10)         (3.13)
                                 10/31/00      10.00            --            (0.19)         (0.19)
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    6.59         (0.07)           (0.76)         (0.83)
                                 10/31/01(8)    9.80         (0.08)           (3.10)         (3.18)
                                 10/31/00      10.00         (0.01)           (0.19)         (0.20)
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    6.59         (0.06)           (0.77)         (0.83)
                                 10/31/01(8)    9.80         (0.09)           (3.09)         (3.18)
                                 10/31/00      10.00         (0.01)           (0.19)         (0.20)
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    6.60         (0.06)           (0.76)         (0.82)
                                 10/31/01(8)    9.80         (0.08)           (3.09)         (3.17)
                                 10/31/00      10.00         (0.01)           (0.19)         (0.20)
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX MARSICO             $   --      $   --       $   --
GROWTH (formerly,            --       (0.14)       (0.14)
IDEX Goldman                 --       (0.03)       (0.03)
Sachs Growth)                --          --           --
                       -------------------------------------
                             --          --           --
                             --       (0.14)       (0.14)
                             --       (0.03)       (0.03)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --       (0.14)       (0.14)
                             --       (0.03)       (0.03)
                       -------------------------------------
                             --          --           --
                             --       (0.14)       (0.14)
                             --       (0.03)       (0.03)
                             --          --           --
---------------------
IDEX GREAT                   --          --           --
COMPANIES-AMERICA(SM)        --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
---------------------
IDEX GREAT                   --          --           --
COMPANIES-GLOBAL(2)          --       (0.03)       (0.03)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --       (0.03)       (0.03)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --       (0.03)       (0.03)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --       (0.03)       (0.03)
                             --          --           --
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $ 7.56       (16.88)%     $ 5,752          1.73%         2.05%           (0.56)%        33.59%
              9.10       (26.63)        7,361          1.55          2.03            (0.43)         14.72
             12.54        10.29         6,587          1.55          2.53            (0.47)         25.10
             11.40        13.97         1,978          1.55          7.65            (0.55)         21.91
-----------------------------------------------------------------------------------------------------------
              7.36       (17.52)       14,130          2.38          2.70            (1.21)         33.59
              8.92       (27.25)       15,081          2.20          2.68            (1.08)         14.72
             12.41         9.54         7,908          2.20          3.18            (1.12)         25.10
             11.35        13.54         2,261          2.20          8.30            (1.20)         21.91
-----------------------------------------------------------------------------------------------------------
              7.36       (17.52)        2,301          2.38          2.70            (1.21)         33.59
              8.92       (27.25)        4,719          2.20          2.68            (1.08)         14.72
             12.41         9.54         6,484          2.20          3.18            (1.12)         25.10
-----------------------------------------------------------------------------------------------------------
              7.39       (17.43)        3,320          2.28          2.60            (1.11)         33.59
              8.95       (27.15)        3,201          2.10          2.58            (0.98)         14.72
             12.43         9.65         2,976          2.10          3.08            (1.02)         25.10
             11.36        13.61           748          2.10          8.20            (1.10)         21.91
-----------------------------------------------------------------------------------------------------------
              7.65       (14.59)       55,508          1.55          1.66            (0.16)         27.70
              8.96       (15.35)       38,345          1.55          1.78            (0.18)         64.93
             10.58         5.81        13,377          1.55          3.38            (0.08)          2.11
-----------------------------------------------------------------------------------------------------------
              7.52       (15.26)       53,256          2.20          2.31            (0.81)         27.70
              8.87       (15.98)       40,769          2.20          2.43            (0.83)         64.93
             10.56         5.62         7,839          2.20          4.03            (0.73)          2.11
-----------------------------------------------------------------------------------------------------------
              7.52       (15.26)       16,452          2.20          2.31            (0.81)         27.70
              8.87       (15.98)       11,953          2.20          2.43            (0.83)         64.93
             10.56         5.62         2,875          2.20          4.03            (0.73)          2.11
-----------------------------------------------------------------------------------------------------------
              7.54       (15.15)        8,710          2.10          2.21            (0.71)         27.70
              8.89       (15.88)        7,296          2.10          2.33            (0.73)         64.93
             10.56         5.65         1,744          2.10          3.93            (0.63)          2.11
-----------------------------------------------------------------------------------------------------------
              5.86       (11.90)       11,964          1.55          2.39            (0.26)         65.72
              6.65       (31.99)        5,294          1.55          3.26            (0.37)         80.16
              9.81        (1.92)        2,173          1.55         25.34            (0.52)         15.15
-----------------------------------------------------------------------------------------------------------
              5.76       (12.58)        3,251          2.20          3.04            (0.91)         65.72
              6.59       (32.57)        3,400          2.20          3.91            (1.02)         80.16
              9.80        (2.01)          582          2.20         25.99            (1.17)         15.15
-----------------------------------------------------------------------------------------------------------
              5.76       (12.58)          988          2.20          3.04            (0.91)         65.72
              6.59       (32.57)        1,112          2.20          3.91            (1.02)         80.16
              9.80        (2.01)          353          2.20         25.99            (1.17)         15.15
-----------------------------------------------------------------------------------------------------------
              5.78       (12.40)          768          2.10          2.94            (0.81)         65.72
              6.60       (32.48)          813          2.10          3.81            (0.92)         80.16
              9.80        (1.99)          833          2.10         25.89            (1.07)         15.15
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                             NET ASSET   -------------------------------------------
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX GREAT COMPANIES-
TECHNOLOGY(SM)          Class A  10/31/02(8)  $ 3.63        $(0.05)          $(1.02)        $(1.07)
                                 10/31/01(8)    7.93         (0.06)           (4.24)         (4.30)
                                 10/31/00      10.00            --            (2.07)         (2.07)
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    3.58         (0.08)           (1.00)         (1.08)
                                 10/31/01(8)    7.91         (0.10)           (4.23)         (4.33)
                                 10/31/00      10.00         (0.02)           (2.07)         (2.09)
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    3.58         (0.08)           (1.00)         (1.08)
                                 10/31/01(8)    7.91         (0.09)           (4.24)         (4.33)
                                 10/31/00      10.00         (0.02)           (2.07)         (2.09)
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    3.59         (0.07)           (1.01)         (1.08)
                                 10/31/01(8)    7.92         (0.09)           (4.24)         (4.33)
                                 10/31/00      10.00         (0.01)           (2.07)         (2.08)
----------------------------------------------------------------------------------------------------

IDEX ISABELLE SMALL
CAP VALUE               Class A  10/31/02(8)   10.12         (0.07)           (0.96)         (1.03)
                                 10/31/01(8)   10.00         (0.02)            0.14           0.12
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)   10.08         (0.19)           (0.91)         (1.10)
                                 10/31/01(8)   10.00         (0.05)            0.13           0.08
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)   10.08         (0.19)           (0.91)         (1.10)
                                 10/31/01(8)   10.00         (0.05)            0.13           0.08
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)   10.09         (0.19)           (0.90)         (1.09)
                                 10/31/01(8)   10.00         (0.06)            0.15           0.09
----------------------------------------------------------------------------------------------------

IDEX JANUS BALANCED     Class A  10/31/02(8)   17.31          0.29            (1.09)         (0.80)
                                 10/31/01(8)   19.75          0.37            (2.18)         (1.81)
                                 10/31/00      18.96          0.25             1.03           1.28
                                 10/31/99      14.75          0.19             4.27           4.46
                                 10/31/98      14.34          0.15             1.76           1.91
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)   17.30          0.18            (1.09)         (0.91)
                                 10/31/01(8)   19.73          0.25            (2.17)         (1.92)
                                 10/31/00      18.95          0.21             1.03           1.24
                                 10/31/99      14.74          0.08             4.27           4.35
                                 10/31/98      14.33          0.06             1.76           1.82
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)   17.30          0.18            (1.09)         (0.91)
                                 10/31/01(8)   19.73          0.26            (2.18)         (1.92)
                                 10/31/00(2)   18.95          0.21             1.03           1.24
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)   17.30          0.19            (1.09)         (0.90)
                                 10/31/01(8)   19.73          0.28            (2.18)         (1.90)
                                 10/31/00      18.95          0.23             1.03           1.26
                                 10/31/99(2)   14.74          0.10             4.27           4.37
                                 10/31/98      14.33          0.07             1.76           1.83
----------------------------------------------------------------------------------------------------

                                     DISTRIBUTIONS
                       ------------------------------------------
                        FROM NET      FROM NET
                       INVESTMENT     REALIZED          TOTAL
                         INCOME     CAPITAL GAINS   DISTRIBUTIONS
---------------------  ------------------------------------------
IDEX GREAT COMPANIES-
TECHNOLOGY(SM)           $   --        $   --          $   --
                             --            --              --
                             --            --              --
                       ------------------------------------------
                             --            --              --
                             --            --              --
                             --            --              --
                       ------------------------------------------
                             --            --              --
                             --            --              --
                             --            --              --
                       ------------------------------------------
                             --            --              --
                             --            --              --
                             --            --              --
---------------------
IDEX ISABELLE SMALL
CAP VALUE                    --            --              --
                             --            --              --
                       ------------------------------------------
                             --            --              --
                             --            --              --
                       ------------------------------------------
                             --            --              --
                             --            --              --
                       ------------------------------------------
                             --            --              --
                             --            --              --
---------------------
IDEX JANUS BALANCED       (0.28)           --           (0.28)
                          (0.35)        (0.28)          (0.63)
                          (0.24)        (0.25)          (0.49)
                          (0.17)        (0.08)          (0.25)
                          (0.15)        (1.35)          (1.50)
                       ------------------------------------------
                          (0.17)           --           (0.17)
                          (0.23)        (0.28)          (0.51)
                          (0.21)        (0.25)          (0.46)
                          (0.06)        (0.08)          (0.14)
                          (0.06)        (1.35)          (1.41)
                       ------------------------------------------
                          (0.17)           --           (0.17)
                          (0.23)        (0.28)          (0.51)
                          (0.21)        (0.25)          (0.46)
                       ------------------------------------------
                          (0.18)           --           (0.18)
                          (0.25)        (0.28)          (0.53)
                          (0.23)        (0.25)          (0.48)
                          (0.08)        (0.08)          (0.16)
                          (0.07)        (1.35)          (1.42)
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $ 2.56       (29.45)%     $  6,445         1.55%          2.61%          (1.40)%        63.64%
              3.63       (54.26)         7,106         1.55           2.68           (1.04)         57.85
              7.93       (20.66)         6,322         1.55           5.55           (0.64)         11.25
-----------------------------------------------------------------------------------------------------------
              2.50       (30.12)         4,348         2.20           3.26           (2.05)         63.64
              3.58       (54.80)         5,938         2.20           3.33           (1.69)         57.85
              7.91       (20.86)         3,295         2.20           6.20           (1.29)         11.25
-----------------------------------------------------------------------------------------------------------
              2.50       (30.12)         1,245         2.20           3.26           (2.05)         63.64
              3.58       (54.80)         1,683         2.20           3.33           (1.69)         57.85
              7.91       (20.86)         1,443         2.20           6.20           (1.29)         11.25
-----------------------------------------------------------------------------------------------------------
              2.51       (29.99)         1,190         2.10           3.16           (1.95)         63.64
              3.59       (54.71)         1,510         2.10           3.23           (1.59)         57.85
              7.92       (20.83)           710         2.10           6.10           (1.19)         11.25
-----------------------------------------------------------------------------------------------------------
              9.09       (10.18)        45,500         1.85           1.98           (0.88)         21.74
             10.12         1.20          6,536         1.85           3.56           (0.32)          7.58
-----------------------------------------------------------------------------------------------------------
              8.98       (10.91)        24,391         2.50           2.63           (1.53)         21.74
             10.08         0.80          7,604         2.50           4.21           (0.97)          7.58
-----------------------------------------------------------------------------------------------------------
              8.98       (10.91)        12,034         2.50           2.63           (1.53)         21.74
             10.08         0.80          3,545         2.50           4.21           (0.97)          7.58
-----------------------------------------------------------------------------------------------------------
              9.00       (10.80)         4,186         2.40           2.53           (1.43)         21.74
             10.09         0.90          1,460         2.40           4.11           (0.87)          7.58
-----------------------------------------------------------------------------------------------------------
             16.23        (4.72)       100,923         1.68           1.70            1.70          87.22
             17.31        (9.35)       126,369         1.64           1.66            1.96         113.77
             19.75         7.23        133,445         1.67           1.69            1.73          70.87
             18.96        30.43         67,749         1.81           1.82            1.28          59.57
             14.75        14.69         22,995         1.85           2.04            1.12          61.50
-----------------------------------------------------------------------------------------------------------
             16.22        (5.31)       214,019         2.33           2.35            1.05          87.22
             17.30        (9.93)       243,387         2.29           2.31            1.31         113.77
             19.73         6.58        229,160         2.32           2.34            1.08          70.87
             18.95        29.64         92,833         2.46           2.47            0.63          59.57
             14.74        13.97         11,916         2.50           2.69            0.47          61.50
-----------------------------------------------------------------------------------------------------------
             16.22        (5.31)        39,636         2.33           2.35            1.05          87.22
             17.30        (9.93)        47,399         2.29           2.31            1.31         113.77
             19.73         6.58         42,447         2.32           2.34            1.08          70.87
-----------------------------------------------------------------------------------------------------------
             16.22        (5.23)        50,414         2.23           2.25            1.15          87.22
             17.30        (9.84)        64,641         2.19           2.21            1.41         113.77
             19.73         6.68         66,249         2.22           2.24            1.18          70.87
             18.95        29.76         34,122         2.36           2.37            0.73          59.57
             14.74        14.08          4,897         2.40           2.59            0.57          61.50
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                      INVESTMENT OPERATIONS
                                                           -------------------------------------------
                                               NET ASSET
                                  YEAR OR       VALUE,          NET         NET REALIZED
                                   PERIOD      BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                   ENDED       OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
------------------------------------------------------------------------------------------------------

IDEX JANUS FLEXIBLE
INCOME                  Class A    10/31/02(8)   $9.99         $0.40           $ 0.02         $0.42
                                   10/31/01(8)    9.26          0.47             0.71          1.18
                                   10/31/00       9.46          0.57            (0.19)         0.38
                                   10/31/99       9.84          0.54            (0.38)         0.16
                                   10/31/98       9.75          0.61             0.10          0.71
                      --------------------------------------------------------------------------------
                        Class B    10/31/02(8)    9.99          0.34             0.02          0.36
                                   10/31/01(8)    9.26          0.37             0.74          1.11
                                   10/31/00       9.46          0.51            (0.19)         0.32
                                   10/31/99       9.83          0.49            (0.38)         0.11
                                   10/31/98       9.75          0.54             0.10          0.64
                      --------------------------------------------------------------------------------
                        Class C    10/31/02(8)    9.99          0.35             0.01          0.36
                                   10/31/01(8)    9.26          0.41             0.70          1.11
                                   10/31/00(2)    9.46          0.51            (0.19)         0.32
                      --------------------------------------------------------------------------------
                        Class M    10/31/02(8)    9.99          0.36             0.01          0.37
                                   10/31/01(8)    9.26          0.42             0.70          1.12
                                   10/31/00       9.46          0.52            (0.19)         0.33
                                   10/31/99(2)    9.84          0.49            (0.38)         0.11
                                   10/31/98       9.75          0.56             0.10          0.66
------------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX JANUS FLEXIBLE
INCOME                   $(0.41)     $(0.06)      $(0.47)
                          (0.45)         --        (0.45)
                          (0.58)         --        (0.58)
                          (0.54)         --        (0.54)
                          (0.62)         --        (0.62)
                       -------------------------------------
                          (0.35)      (0.06)       (0.41)
                          (0.38)         --        (0.38)
                          (0.52)         --        (0.52)
                          (0.48)         --        (0.48)
                          (0.56)         --        (0.56)
                       -------------------------------------
                          (0.35)      (0.06)       (0.41)
                          (0.38)         --        (0.38)
                          (0.52)         --        (0.52)
                       -------------------------------------
                          (0.36)      (0.06)       (0.42)
                          (0.39)         --        (0.39)
                          (0.53)         --        (0.53)
                          (0.49)         --        (0.49)
                          (0.57)         --        (0.57)
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $9.94         4.45%       $61,815          1.62%          1.65%          4.23%         245.19%
             9.99        13.14         29,600          1.68           1.70           4.84          314.67
             9.26         4.10         16,530          1.84           1.87           6.17          165.55
             9.46         1.70         14,963          1.85           2.00           5.72          100.22
             9.84         7.43         14,970          1.83           1.83           6.22           90.63
-----------------------------------------------------------------------------------------------------------
             9.94         3.83         67,220          2.27           2.30           3.58          245.19
             9.99        12.28         40,435          2.33           2.35           4.19          314.67
             9.26         3.46         14,008          2.49           2.51           5.52          165.55
             9.46         1.01          9,006          2.50           2.65           5.07          100.22
             9.83         6.74          2,387          2.48           2.48           5.57           90.63
-----------------------------------------------------------------------------------------------------------
             9.94         3.83         17,391          2.27           2.30           3.58          245.19
             9.99        12.28         11,246          2.33           2.35           4.19          314.67
             9.26         3.46          8,169          2.49           2.51           5.52          165.55
-----------------------------------------------------------------------------------------------------------
             9.94         3.93         15,952          2.17           2.20           3.68          245.19
             9.99        12.40         14,745          2.23           2.25           4.29          314.67
             9.26         3.56          6,220          2.39           2.41           5.62          165.55
             9.46         1.11          3,778          2.40           2.55           5.17          100.22
             9.84         6.84          2,207          2.38           2.38           5.67           90.63
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                         INVESTMENT OPERATIONS
                                                              -------------------------------------------
                                                 NET ASSET
                                 YEAR OR           VALUE,          NET         NET REALIZED
                                  PERIOD         BEGINNING     INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED          OF PERIOD    INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
---------------------------------------------------------------------------------------------------------
IDEX JANUS GLOBAL       Class A  10/31/02(8)       $23.67        $(0.08)         $ (4.53)       $ (4.61)
                                 10/31/01(8)        40.20         (0.07)          (13.99)        (14.06)
                                 10/31/00           33.80            --             7.53           7.53
                                 10/31/99(7)        24.09          0.22             9.49           9.71
                                 10/31/98           23.74          0.08             2.34           2.42
                      -----------------------------------------------------------------------------------
                        Class B  10/31/02(8)        22.71         (0.22)           (4.34)         (4.56)
                                 10/31/01(8)        38.97         (0.27)          (13.52)        (13.79)
                                 10/31/00           32.98         (0.41)            7.53           7.12
                                 10/31/99(7)        23.62         (0.13)            9.49           9.36
                                 10/31/98           23.38         (0.03)            2.34           2.31
                      -----------------------------------------------------------------------------------
                        Class C  10/31/02(8)        22.72         (0.22)           (4.36)         (4.58)
                                 10/31/01(8)        38.98         (0.27)          (13.52)        (13.79)
                                 10/31/00(2)        32.98         (0.40)            7.53           7.13
                      -----------------------------------------------------------------------------------
                        Class M  10/31/02(8)        22.72         (0.20)           (4.34)         (4.54)
                                 10/31/01(8)        38.94         (0.24)          (13.51)        (13.75)
                                 10/31/00           32.91         (0.37)            7.53           7.16
                                 10/31/99(2)(7)     23.56         (0.14)            9.49           9.35
                                 10/31/98           23.30         (0.01)            2.34           2.33
---------------------------------------------------------------------------------------------------------
IDEX JANUS GROWTH       Class A  10/31/02(8)        19.64         (0.22)           (3.55)         (3.77)
                                 10/31/01(8)        43.81         (0.24)          (20.80)        (21.04)
                                 10/31/00           46.72          0.03             5.35           5.38
                                 10/31/99           29.35          0.06            17.70          17.76
                                 10/31/98           25.04         (0.02)            7.64           7.62
                      -----------------------------------------------------------------------------------
                        Class B  10/31/02(8)        18.63         (0.34)           (3.36)         (3.70)
                                 10/31/01(8)        42.08         (0.41)          (19.91)        (20.32)
                                 10/31/00           45.38         (0.36)            5.35           4.99
                                 10/31/99           28.63         (0.56)           17.70          17.14
                                 10/31/98           24.55         (0.25)            7.64           7.39
                      -----------------------------------------------------------------------------------
                        Class C  10/31/02(8)        18.63         (0.34)           (3.36)         (3.70)
                                 10/31/01(8)        42.08         (0.42)          (19.90)        (20.32)
                                 10/31/00(2)        45.38         (0.36)            5.35           4.99
                      -----------------------------------------------------------------------------------
                        Class M  10/31/02(8)        18.78         (0.32)           (3.38)         (3.70)
                                 10/31/01(8)        42.35         (0.39)          (20.05)        (20.44)
                                 10/31/00           45.58         (0.29)            5.35           5.06
                                 10/31/99(2)        28.74         (0.47)           17.70          17.23
                                 10/31/98           24.62         (0.21)            7.64           7.43
                      -----------------------------------------------------------------------------------
                        Class T  10/31/02(8)        20.20         (0.16)           (3.64)         (3.80)
                                 10/31/01(8)        44.76         (0.14)          (21.29)        (21.43)
                                 10/31/00           47.45          0.25             5.35           5.60
                                 10/31/99           29.74          0.40            17.70          18.10
                                 10/31/98(3)        25.31          0.13             7.64           7.77
---------------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX JANUS GLOBAL        $   --      $   --       $   --
                             --       (2.47)       (2.47)
                             --       (1.13)       (1.13)
                             --          --           --
                             --       (2.07)       (2.07)
                       -------------------------------------
                             --          --           --
                             --       (2.47)       (2.47)
                             --       (1.13)       (1.13)
                             --          --           --
                             --       (2.07)       (2.07)
                       -------------------------------------
                             --          --           --
                             --       (2.47)       (2.47)
                             --       (1.13)       (1.13)
                       -------------------------------------
                             --          --           --
                             --       (2.47)       (2.47)
                             --       (1.13)       (1.13)
                             --          --           --
                             --       (2.07)       (2.07)
---------------------
IDEX JANUS GROWTH            --          --           --
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                             --       (0.39)       (0.39)
                             --       (3.31)       (3.31)
                       -------------------------------------
                             --          --           --
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                             --       (0.39)       (0.39)
                             --       (3.31)       (3.31)
                       -------------------------------------
                             --          --           --
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                       -------------------------------------
                             --          --           --
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                             --       (0.39)       (0.39)
                             --       (3.31)       (3.31)
                       -------------------------------------
                             --          --           --
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                             --       (0.39)       (0.39)
                          (0.03)      (3.31)       (3.34)
---------------------

                                                                      RATIOS/SUPPLEMENTAL DATA
                                                       -------------------------------------------------------
                                                         RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                    NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END      TOTAL           END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD     RETURN(4)     PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
--------------------------------------------------------------------------------------------------------------
            $19.06        (19.46)%    $     225,722       1.88%         1.88%           (0.34)%        72.26%
             23.67       (37.08)            374,626       1.63          1.63            (0.24)         78.87
             40.20         22.26            749,671       1.64          1.64            (0.56)         52.51
             33.80         40.31            487,787       1.73          1.73            (0.22)        145.40
             24.09         11.30            296,450       1.82          1.82            (0.45)         87.68
--------------------------------------------------------------------------------------------------------------
             18.15       (20.09)            193,259       2.53          2.53            (0.99)         72.26
             22.71       (37.58)            320,693       2.28          2.28            (0.89)         78.87
             38.97         21.62            614,789       2.29          2.29            (1.21)         52.51
             32.98         39.62            283,847       2.38          2.38            (0.87)        145.40
             23.62         10.93            110,630       2.47          2.47            (1.10)         87.68
--------------------------------------------------------------------------------------------------------------
             18.14       (20.09)             27,332       2.53          2.53            (0.99)         72.26
             22.72       (37.58)             54,221       2.28          2.28            (0.89)         78.87
             38.98         21.62            116,071       2.29          2.29            (1.21)         52.51
--------------------------------------------------------------------------------------------------------------
             18.18       (20.00)             77,884       2.43          2.43            (0.89)         72.26
             22.72       (37.48)            149,070       2.18          2.18            (0.79)         78.87
             38.94         21.72            306,667       2.19          2.19            (1.11)         52.51
             32.91         39.73            155,147       2.28          2.28            (0.77)        145.40
             23.56         11.08             63,552       2.37          2.37            (1.00)         87.68
--------------------------------------------------------------------------------------------------------------
             15.87       (19.21)            505,704       1.66          1.69            (1.10)         62.26
             19.64       (51.31)            770,590       1.49          1.49            (0.83)         64.22
             43.81         10.82          1,727,573       1.39          1.42            (0.61)         40.71
             46.72         61.00          1,467,595       1.40          1.43            (0.60)         70.97
             29.35         35.21            817,749       1.51          1.51            (0.55)         27.19
--------------------------------------------------------------------------------------------------------------
             14.93       (19.86)            224,348       2.31          2.35            (1.75)         62.26
             18.63       (51.74)            354,949       2.14          2.14            (1.48)         64.22
             42.08         10.11            775,252       2.04          2.07            (1.26)         40.71
             45.38         60.36            327,926       2.05          2.08            (1.25)         70.97
             28.63         34.96             40,809       2.16          2.16            (1.20)         27.19
--------------------------------------------------------------------------------------------------------------
             14.93       (19.86)             32,168       2.31          2.35            (1.75)         62.26
             18.63       (51.74)             54,760       2.14          2.14            (1.48)         64.22
             42.08         10.11            121,633       2.04          2.07            (1.26)         40.71
--------------------------------------------------------------------------------------------------------------
             15.08       (19.72)             61,207       2.21          2.25            (1.65)         62.26
             18.78       (51.68)            113,794       2.04          2.04            (1.38)         64.22
             42.35         10.22            287,530       1.94          1.97            (1.16)         40.71
             45.58         60.45            141,586       1.95          1.98            (1.15)         70.97
             28.74         35.00             58,265       2.06          2.06            (1.10)         27.19
--------------------------------------------------------------------------------------------------------------
             16.40       (18.82)            368,301       1.31          1.34            (0.75)         62.26
             20.20       (51.07)            546,317       1.14          1.14            (0.48)         64.22
             44.76         11.20          1,232,295       1.04          1.07            (0.26)         40.71
             47.45         61.34          1,166,965       1.05          1.08            (0.25)         70.97
             29.74         35.53            755,770       1.16          1.16            (0.20)         27.19
--------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                     INVESTMENT OPERATIONS
                                                          -------------------------------------------
                                              NET ASSET
                                  YEAR OR      VALUE,          NET         NET REALIZED
                                   PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                   ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
-----------------------------------------------------------------------------------------------------

IDEX JANUS GROWTH &
INCOME                  Class A   10/31/02(8)  $ 8.44        $(0.03)          $(1.15)        $(1.18)
                                  10/31/01(8)   10.00          0.03            (1.59)         (1.56)
                      -------------------------------------------------------------------------------
                        Class B   10/31/02(8)    8.38         (0.09)           (1.13)         (1.22)
                                  10/31/01(8)   10.00         (0.03)           (1.59)         (1.62)
                      -------------------------------------------------------------------------------
                        Class C   10/31/02(8)    8.38         (0.10)           (1.12)         (1.22)
                                  10/31/01(8)   10.00         (0.03)           (1.59)         (1.62)
                      -------------------------------------------------------------------------------
                        Class M   10/31/02(0)    8.39         (0.09)           (1.13)         (1.22)
                                  10/31/01(8)   10.00         (0.03)           (1.58)         (1.61)
-----------------------------------------------------------------------------------------------------

IDEX JENNISON EQUITY
OPPORTUNITY             Class A   10/31/02(8)    8.04         (0.05)           (1.11)         (1.16)
                                  10/31/01(8)   10.26         (0.01)           (1.17)         (1.18)
                                  10/31/00      12.14         (0.13)           (1.54)         (1.67)
                                  10/31/99      10.14          0.06             2.78           2.84
                                  10/31/98      12.90          0.03            (1.84)         (1.81)
                      -------------------------------------------------------------------------------
                        Class B   10/31/02(8)    7.77         (0.10)           (1.07)         (1.17)
                                  10/31/01(8)   10.01         (0.05)           (1.15)         (1.20)
                                  10/31/00      11.93         (0.17)           (1.54)         (1.71)
                                  10/31/99      10.02         (0.03)            2.78           2.75
                                  10/31/98      12.85         (0.04)           (1.84)         (1.88)
                      -------------------------------------------------------------------------------
                        Class C   10/31/02(8)    7.77         (0.10)           (1.07)         (1.17)
                                  10/31/01(8)   10.01         (0.05)           (1.15)         (1.20)
                                  10/31/00(2)   11.93         (0.17)           (1.54)         (1.71)
                      -------------------------------------------------------------------------------
                        Class M   10/31/02(8)    7.81         (0.10)           (1.06)         (1.16)
                                  10/31/01(8)   10.05         (0.04)           (1.16)         (1.20)
                                  10/31/00      11.96         (0.16)           (1.54)         (1.70)
                                  10/31/99(2)   10.04         (0.02)            2.78           2.76
                                  10/31/98      12.86         (0.03)           (1.84)         (1.87)
-----------------------------------------------------------------------------------------------------

IDEX LKCM STRATEGIC
TOTAL RETURN            Class A   10/31/02(8)   15.46          0.28            (1.11)         (0.83)
                                  10/31/01(8)   17.02          0.30            (1.51)         (1.21)
                                  10/31/00      17.62          0.27            (0.15)          0.12
                                  10/31/99      16.18          0.20             1.65           1.85
                                  10/31/98      15.91          0.21             0.94           1.15
                      -------------------------------------------------------------------------------
                        Class B   10/31/02(8)   15.45          0.18            (1.11)         (0.93)
                                  10/31/01(8)   17.01          0.19            (1.50)         (1.31)
                                  10/31/00      17.60          0.18            (0.15)          0.03
                                  10/31/99      16.17          0.09             1.65           1.74
                                  10/31/98      15.89          0.11             0.94           1.05
                      -------------------------------------------------------------------------------
                        Class C   10/31/02(8)   15.45          0.18            (1.11)         (0.93)
                                  10/31/01(8)   17.01          0.19            (1.50)         (1.31)
                                  10/31/00(2)   17.60          0.18            (0.15)          0.03
                      -------------------------------------------------------------------------------
                        Class M   10/31/02(8)   15.45          0.19            (1.10)         (0.91)
                                  10/31/01(8)   17.01          0.20            (1.49)         (1.29)
                                  10/31/00      17.61          0.18            (0.15)          0.03
                                  10/31/99(2)   16.17          0.11             1.65           1.76
                                  10/31/98      15.90          0.12             0.94           1.06
-----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX JANUS GROWTH &
INCOME                   $   --      $   --       $   --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
---------------------
IDEX JENNISON EQUITY
OPPORTUNITY                  --          --           --
                             --       (1.04)       (1.04)
                             --       (0.21)       (0.21)
                             --       (0.84)       (0.84)
                             --       (0.95)       (0.95)
                       -------------------------------------
                             --          --           --
                             --       (1.04)       (1.04)
                             --       (0.21)       (0.21)
                             --       (0.84)       (0.84)
                             --       (0.95)       (0.95)
                       -------------------------------------
                             --          --           --
                             --       (1.04)       (1.04)
                             --       (0.21)       (0.21)
                       -------------------------------------
                             --          --           --
                             --       (1.04)       (1.04)
                             --       (0.21)       (0.21)
                             --       (0.84)       (0.84)
                             --       (0.95)       (0.95)
---------------------
IDEX LKCM STRATEGIC
TOTAL RETURN              (0.27)      (0.02)       (0.29)
                          (0.26)      (0.09)       (0.35)
                          (0.30)      (0.42)       (0.72)
                          (0.20)      (0.21)       (0.41)
                          (0.21)      (0.67)       (0.88)
                       -------------------------------------
                          (0.17)      (0.02)       (0.19)
                          (0.16)      (0.09)       (0.25)
                          (0.20)      (0.42)       (0.62)
                          (0.10)      (0.21)       (0.31)
                          (0.10)      (0.67)       (0.77)
                       -------------------------------------
                          (0.17)      (0.02)       (0.19)
                          (0.16)      (0.09)       (0.25)
                          (0.20)      (0.42)       (0.62)
                       -------------------------------------
                          (0.19)      (0.02)       (0.21)
                          (0.18)      (0.09)       (0.27)
                          (0.21)      (0.42)       (0.63)
                          (0.11)      (0.21)       (0.32)
                          (0.12)      (0.67)       (0.79)
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $ 7.26       (13.94)%     $17,754          1.93%          2.28%          (0.41)%        52.81%
              8.44       (15.64)        3,881          1.75           3.26            0.34          44.00
-----------------------------------------------------------------------------------------------------------
              7.16       (14.56)       15,868          2.58           2.93           (1.06)         52.81
              8.38       (16.20)       11,884          2.40           3.91           (0.31)         44.00
-----------------------------------------------------------------------------------------------------------
              7.16       (14.56)        3,441          2.58           2.93           (1.06)         52.81
              8.38       (16.20)        2,469          2.40           3.91           (0.31)         44.00
-----------------------------------------------------------------------------------------------------------
              7.17       (14.53)        1,864          2.48           2.83           (0.96)         52.81
              8.39       (16.11)        1,698          2.30           3.81           (0.21)         44.00
-----------------------------------------------------------------------------------------------------------
              6.88       (14.47)       21,836          1.75           1.82           (0.52)         97.50
              8.04       (11.08)       17,670          1.55           2.44           (0.11)        157.51
             10.26       (14.06)        4,147          1.55           2.66           (0.87)        244.18
             12.14        30.07         4,537          1.64           2.87           (0.99)        125.60
             10.14       (14.83)        4,284          1.85           2.44           (0.73)        147.01
-----------------------------------------------------------------------------------------------------------
              6.60       (15.10)       37,363          2.40           2.47           (1.17)         97.50
              7.77       (11.54)       31,922          2.20           3.09           (0.76)        157.51
             10.01       (14.70)        3,483          2.20           3.31           (1.52)        244.18
             11.93        29.45         3,868          2.29           3.52           (1.64)        125.60
             10.02       (15.40)        2,460          2.50           3.09           (1.38)        147.01
-----------------------------------------------------------------------------------------------------------
              6.60       (15.10)        8,957          2.40           2.47           (1.17)         97.50
              7.77       (11.54)        7,211          2.20           3.09           (0.76)        157.51
             10.01       (14.70)          271          2.20           3.31           (1.52)        244.18
-----------------------------------------------------------------------------------------------------------
              6.65       (14.91)        8,055          2.30           2.37           (1.07)         97.50
              7.81       (11.48)        5,994          2.10           2.99           (0.66)        157.51
             10.05       (14.60)          946          2.10           3.21           (1.42)        244.18
             11.96        29.54         1,338          2.19           3.42           (1.54)        125.60
             10.04       (15.31)          879          2.40           2.99           (1.28)        147.01
-----------------------------------------------------------------------------------------------------------
             14.34        (5.52)       31,303          1.55           1.85            1.77          13.92
             15.46        (7.13)       37,253          1.55           1.74            1.80          22.54
             17.02         0.64        40,919          1.55           1.69            1.59          56.08
             17.62        11.61        37,959          1.64           1.79            1.20          60.18
             16.18         7.43        32,055          1.85           1.92            1.30          32.12
-----------------------------------------------------------------------------------------------------------
             14.33        (6.12)       16,072          2.20           2.51            1.12          13.92
             15.45        (7.72)       19,236          2.20           2.39            1.15          22.54
             17.01         0.03        19,375          2.20           2.34            0.94          56.08
             17.60        10.91        15,531          2.29           2.44            0.55          60.18
             16.17         6.74         9,789          2.50           2.57            0.65          32.12
-----------------------------------------------------------------------------------------------------------
             14.33        (6.12)        2,778          2.20           2.50            1.12          13.92
             15.45        (7.72)        2,989          2.20           2.39            1.15          22.54
             17.01         0.03         2,523          2.20           2.34            0.94          56.08
-----------------------------------------------------------------------------------------------------------
             14.33        (6.04)        3,934          2.10           2.41            1.22          13.92
             15.45        (7.63)        5,547          2.10           2.29            1.25          22.54
             17.01         0.12         7,026          2.10           2.24            1.04          56.08
             17.61        11.02         8,779          2.19           2.34            0.65          60.18
             16.17         6.85         6,977          2.40           2.47            0.75          32.12
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                     INVESTMENT OPERATIONS
                                                          -------------------------------------------
                                              NET ASSET
                                 YEAR OR       VALUE,          NET         NET REALIZED
                                  PERIOD      BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED       OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
-----------------------------------------------------------------------------------------------------
IDEX ASSET              Class A  10/31/02(3)(8)  $10.00      $ 0.04          $ (1.28)       $ (1.24)
ALLOCATION --
MODERATE PORTFOLIO
(formerly, IDEX
Moderate Asset
Allocation)

                      -------------------------------------------------------------------------------
                        Class B  10/31/02(3)(8)   10.00        0.01            (1.30)         (1.29)
                      -------------------------------------------------------------------------------
                        Class C  10/31/02(3)(8)   10.00        0.01            (1.30)         (1.29)
                      -------------------------------------------------------------------------------
                        Class M  10/31/02(3)(8)   10.00        0.01            (1.29)         (1.28)
-----------------------------------------------------------------------------------------------------
IDEX ASSET              Class A  10/31/02(3)(8)   10.00        0.02            (1.65)         (1.63)
ALLOCATION --
MODERATE GROWTH
PORTFOLIO (formerly,
IDEX Moderately
Aggressive Asset
Allocation)

                      -------------------------------------------------------------------------------
                        Class B  10/31/02(3)(8)   10.00       (0.01)           (1.66)         (1.67)
                      -------------------------------------------------------------------------------
                        Class C  10/31/02(3)(8)   10.00       (0.01)           (1.66)         (1.67)
                      -------------------------------------------------------------------------------
                        Class M  10/31/02(3)(8)   10.00       (0.01)           (1.65)         (1.66)

-----------------------------------------------------------------------------------------------------
IDEX PBHG MID CAP       Class A  10/31/02(8)     9.24         (0.14)           (1.72)         (1.86)
GROWTH
                                 10/31/01(8)    20.94         (0.12)          (11.58)        (11.70)
                                 10/31/00       14.80         (0.02)            6.47           6.45
                                 10/31/99       10.00          0.02             4.78           4.80
                      -------------------------------------------------------------------------------
                        Class B  10/31/02(8)     9.05         (0.19)           (1.69)         (1.88)
                                 10/31/01(8)    20.76         (0.21)          (11.50)        (11.71)
                                 10/31/00       14.76         (0.16)            6.47           6.31
                                 10/31/99       10.00         (0.02)            4.78           4.76
                      -------------------------------------------------------------------------------
                        Class C  10/31/02(8)     9.05         (0.19)           (1.69)         (1.88)
                                 10/31/01(8)    20.76         (0.22)          (11.49)        (11.71)
                                 10/31/00       14.76         (0.16)            6.47           6.31
                      -------------------------------------------------------------------------------
                        Class M  10/31/02(8)     9.08         (0.18)           (1.70)         (1.88)
                                 10/31/01(8)    20.79         (0.20)          (11.51)        (11.71)
                                 10/31/00       14.77         (0.14)            6.47           6.33
                                 10/31/99       10.00         (0.01)            4.78           4.77
-----------------------------------------------------------------------------------------------------
IDEX PIMCO TOTAL        Class A  10/31/02(8)    10.00          0.13             0.28           0.41
RETURN

                      -------------------------------------------------------------------------------
                        Class B  10/31/02(8)    10.00          0.09             0.29           0.38
                      -------------------------------------------------------------------------------
                        Class C  10/31/02(8)    10.00          0.09             0.29           0.38
                      -------------------------------------------------------------------------------
                        Class M  10/31/02(8)    10.00          0.11             0.27           0.38
-----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX ASSET               $   --      $   --       $   --
ALLOCATION --
MODERATE PORTFOLIO
(formerly, IDEX
Moderate Asset
Allocation)
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
---------------------
IDEX ASSET                   --          --           --
ALLOCATION --
MODERATE GROWTH
PORTFOLIO (formerly,
IDEX Moderately
Aggressive Asset
Allocation)
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
---------------------
IDEX PBHG MID CAP            --          --           --
GROWTH
                             --          --           --
                             --       (0.31)       (0.31)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --       (0.31)       (0.31)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --       (0.31)       (0.31)
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --       (0.31)       (0.31)
                             --          --           --
---------------------
IDEX PIMCO TOTAL          (0.09)         --        (0.09)
RETURN
                       -------------------------------------
                          (0.06)         --        (0.06)
                       -------------------------------------
                          (0.06)         --        (0.06)
                       -------------------------------------
                          (0.06)         --        (0.06)
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $ 8.76       (12.40)%     $17,517          0.45%         0.78%            0.83%         11.95%
          -------------------------------------------------------------------------------------------------
              8.71       (12.90)       38,969          1.10          1.43             0.18          11.95
          -------------------------------------------------------------------------------------------------
              8.71       (12.90)       25,444          1.10          1.43             0.18          11.95
          -------------------------------------------------------------------------------------------------
              8.72       (12.80)       11,125          1.00          1.33             0.28          11.95
-----------------------------------------------------------------------------------------------------------
              8.37       (16.30)       20,681          0.45          0.90             0.41          20.88
          -------------------------------------------------------------------------------------------------
              8.33       (16.70)       33,241          1.10          1.55            (0.24)         20.88
          -------------------------------------------------------------------------------------------------
              8.33       (16.70)       17,719          1.10          1.55            (0.24)         20.88
          -------------------------------------------------------------------------------------------------
              8.34       (16.60)       12,611          1.00          1.45            (0.14)         20.88
-----------------------------------------------------------------------------------------------------------
              7.38       (20.11)       16,555          1.73          2.75            (1.51)        176.30
              9.24       (55.87)       23,952          1.55          2.12            (0.91)        171.89
             20.94        43.78        48,842          1.55          2.06            (0.80)        129.20
             14.80        48.06         2,571          1.55          6.95            (0.88)        150.78
          -------------------------------------------------------------------------------------------------
              7.17       (20.78)       22,081          2.38          3.40            (2.16)        176.30
              9.05       (56.42)       34,017          2.20          2.77            (1.56)        171.89
             20.76        43.07        68,184          2.20          2.71            (1.45)        129.20
             14.76        47.63         2,875          2.20          7.60            (1.53)        150.78
          -------------------------------------------------------------------------------------------------
              7.17       (20.78)        5,226          2.38          3.40            (2.16)        176.30
              9.05       (56.42)        8,595          2.20          2.77            (1.56)        171.89
             20.76        43.07        16,972          2.20          2.71            (1.45)        129.20
          -------------------------------------------------------------------------------------------------
              7.20       (20.69)        3,061          2.28          3.30            (2.06)        176.30
              9.08       (56.33)        5,502          2.10          2.67            (1.46)        171.89
             20.79        43.17        14,734          2.10          2.61            (1.35)        129.20
             14.77        47.70         1,016          2.10          7.50            (1.43)        150.78
-----------------------------------------------------------------------------------------------------------
             10.32         4.13        40,767          1.65          1.81             2.28         240.42
          -------------------------------------------------------------------------------------------------
             10.32         3.80        30,909          2.30          2.46             1.63         240.42
          -------------------------------------------------------------------------------------------------
             10.32         3.80        11,667          2.30          2.46             1.63         240.42
          -------------------------------------------------------------------------------------------------
             10.32         3.85         4,333          2.20          2.36             1.73         240.42
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX SALOMON ALL CAP    Class A  10/31/02(8)  $13.63        $   --           $(3.15)        $(3.15)
                                 10/31/01(8)   15.51          0.12            (1.58)         (1.46)
                                 10/31/00      11.70          0.08             3.92           4.00
                                 10/31/99      10.00          0.02             1.68           1.70
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)   13.41         (0.10)           (3.09)         (3.19)
                                 10/31/01(8)   15.36          0.02            (1.55)         (1.53)
                                 10/31/00      11.66         (0.03)            3.92           3.89
                                 10/31/99      10.00         (0.02)            1.68           1.66
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)   13.42         (0.10)           (3.10)         (3.20)
                                 10/31/01(8)   15.36          0.02            (1.54)         (1.52)
                                 10/31/00      11.66         (0.03)            3.92           3.89
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)   13.44         (0.08)           (3.10)         (3.18)
                                 10/31/01(8)   15.38          0.04            (1.56)         (1.52)
                                 10/31/00      11.67         (0.02)            3.92           3.90
                                 10/31/99      10.00         (0.01)            1.68           1.67
----------------------------------------------------------------------------------------------------

IDEX SALOMON
INVESTORS VALUE         Class A  10/31/02(8)   12.55          0.04            (2.10)         (2.06)
                                 10/31/01(8)   12.91          0.07            (0.42)         (0.35)
                                 10/31/00      11.28          0.09             1.54           1.63
                                 10/31/99      11.09          0.05             0.41           0.46
                                 10/31/98      11.71          0.03            (0.61)         (0.58)
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)   12.19         (0.01)           (2.06)         (2.07)
                                 10/31/01(8)   12.61         (0.02)           (0.39)         (0.41)
                                 10/31/00      11.09         (0.02)            1.54           1.52
                                 10/31/99      10.98         (0.03)            0.41           0.38
                                 10/31/98      11.67         (0.04)           (0.61)         (0.65)
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)   12.19         (0.01)           (2.06)         (2.07)
                                 10/31/01(8)   12.61         (0.02)           (0.39)         (0.41)
                                 10/31/00(2)   11.09         (0.02)            1.54           1.52
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)   12.25            --            (2.07)         (2.07)
                                 10/31/01(8)   12.66         (0.01)           (0.39)         (0.40)
                                 10/31/00      11.12            --             1.54           1.54
                                 10/31/99(2)   11.00         (0.02)            0.41           0.39
                                 10/31/98      11.67         (0.02)           (0.61)         (0.63)
----------------------------------------------------------------------------------------------------

IDEX T. ROWE PRICE
HEALTH SCIENCES         Class A  10/31/02(8)   10.00         (0.08)           (1.64)         (1.72)
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)   10.00         (0.11)           (1.65)         (1.76)
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)   10.00         (0.12)           (1.64)         (1.76)
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)   10.00         (0.12)           (1.64)         (1.76)
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX SALOMON ALL CAP     $   --      $(0.14)      $(0.14)
                             --       (0.42)       (0.42)
                             --       (0.19)       (0.19)
                             --          --           --
                       -------------------------------------
                             --       (0.14)       (0.14)
                             --       (0.42)       (0.42)
                             --       (0.19)       (0.19)
                             --          --           --
                       -------------------------------------
                             --       (0.14)       (0.14)
                             --       (0.42)       (0.42)
                             --       (0.19)       (0.19)
                       -------------------------------------
                             --       (0.14)       (0.14)
                             --       (0.42)       (0.42)
                             --       (0.19)       (0.19)
                             --          --           --
---------------------
IDEX SALOMON
INVESTORS VALUE              --       (0.28)       (0.28)
                             --       (0.01)       (0.01)
                             --          --           --
                             --       (0.27)       (0.27)
                             --       (0.04)       (0.04)
                       -------------------------------------
                             --       (0.28)       (0.28)
                             --       (0.01)       (0.01)
                             --          --           --
                             --       (0.27)       (0.27)
                             --       (0.04)       (0.04)
                       -------------------------------------
                             --       (0.28)       (0.28)
                             --       (0.01)       (0.01)
                             --          --           --
                       -------------------------------------
                             --       (0.28)       (0.28)
                             --       (0.01)       (0.01)
                             --          --           --
                             --       (0.27)       (0.27)
                             --       (0.04)       (0.04)
---------------------
IDEX T. ROWE PRICE
HEALTH SCIENCES              --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $10.34       (23.44)%     $ 57,528         1.55%          1.65%          (0.03)%       162.46%
             13.63        (9.49)        77,791         1.58           1.68            0.75          81.62
             15.51        34.50         25,575         1.55           2.41            0.45          91.39
             11.70        17.03          1,880         1.55           8.85            0.35          82.70
-----------------------------------------------------------------------------------------------------------
             10.08       (24.11)       130,709         2.20           2.30           (0.68)        162.46
             13.41       (10.09)       167,214         2.23           2.33            0.10          81.62
             15.36        33.72         38,203         2.20           3.06           (0.20)         91.39
             11.66        16.60          1,571         2.20           9.50           (0.30)         82.70
-----------------------------------------------------------------------------------------------------------
             10.08       (24.11)        35,248         2.20           2.30           (0.68)        162.46
             13.42       (10.09)        46,369         2.23           2.33            0.10          81.62
             15.36        33.72         10,675         2.20           3.06           (0.20)         91.39
-----------------------------------------------------------------------------------------------------------
             10.12       (24.00)        37,471         2.10           2.20           (0.58)        162.46
             13.44       (10.00)        52,684         2.13           2.23            0.20          81.62
             15.38        33.84         10,785         2.10           2.96           (0.10)         91.39
             11.67        16.67            728         2.10           9.40           (0.20)         82.70
-----------------------------------------------------------------------------------------------------------
             10.21       (16.90)        46,960         1.55           1.91            0.56         100.83
             12.55        (2.68)        12,176         1.55           1.93            0.48          29.40
             12.91        14.38          8,431         1.55           2.20            0.40          49.75
             11.28         4.34          7,972         1.64           2.28            0.21          26.29
             11.09        (4.96)         8,035         1.85           2.51              --          30.43
-----------------------------------------------------------------------------------------------------------
              9.84       (17.47)        16,980         2.20           2.56           (0.09)        100.83
             12.19        (3.31)        20,034         2.20           2.58           (0.17)         29.40
             12.61        13.72         10,448         2.20           2.85           (0.25)         49.75
             11.09         3.68          7,311         2.29           2.93           (0.44)         26.29
             10.98        (5.55)         5,020         2.50           3.16           (0.65)         30.43
-----------------------------------------------------------------------------------------------------------
              9.84       (17.47)         2,295         2.20           2.56           (0.09)        100.83
             12.19        (3.31)         2,288         2.20           2.58           (0.17)         29.40
             12.61        13.72          1,094         2.20           2.85           (0.25)         49.75
-----------------------------------------------------------------------------------------------------------
              9.90       (17.35)         2,284         2.10           2.46            0.01         100.83
             12.25        (3.21)         3,373         2.10           2.48           (0.07)         29.40
             12.66        13.82          2,508         2.10           2.75           (0.15)         49.75
             11.12         3.79          2,204         2.19           2.83           (0.34)         26.29
             11.00        (5.46)         2,013         2.40           3.06           (0.55)         30.43
-----------------------------------------------------------------------------------------------------------
              8.28       (17.20)         3,804         1.95           8.76           (1.51)         42.79
-----------------------------------------------------------------------------------------------------------
              8.24       (17.60)           758         2.60           9.41           (2.16)         42.79
-----------------------------------------------------------------------------------------------------------
              8.24       (17.60)           308         2.60           9.41           (2.16)         42.79
-----------------------------------------------------------------------------------------------------------
              8.24       (17.60)           177         2.50           9.31           (2.06)         42.79
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX T. ROWE PRICE
SMALL CAP               Class A  10/31/02(8)  $ 9.46        $(0.16)          $(1.47)        $(1.63)
                                 10/31/01(8)   13.17         (0.14)           (3.56)         (3.70)
                                 10/31/00      11.01         (0.07)            2.51           2.44
                                 10/31/99      10.00          0.02             0.99           1.01
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    9.29         (0.22)           (1.44)         (1.66)
                                 10/31/01(8)   13.05         (0.21)           (3.54)         (3.75)
                                 10/31/00      10.97         (0.15)            2.51           2.36
                                 10/31/99      10.00         (0.02)            0.99           0.97
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    9.29         (0.21)           (1.45)         (1.66)
                                 10/31/01(8)   13.05         (0.24)           (3.51)         (3.75)
                                 10/31/00      10.97         (0.15)            2.51           2.36
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    9.31         (0.19)           (1.46)         (1.65)
                                 10/31/01(8)   13.07         (0.20)           (3.55)         (3.75)
                                 10/31/00      10.98         (0.14)            2.51           2.37
                                 10/31/99      10.00         (0.01)            0.99           0.98
----------------------------------------------------------------------------------------------------

IDEX T. ROWE PRICE
TAX-EFFICIENT GROWTH    Class A  10/31/02(8)    9.54         (0.02)           (1.43)         (1.45)
                                 10/31/01(8)   10.64          0.05            (1.13)         (1.08)
                                 10/31/00      10.20          0.08             0.44           0.52
                                 10/31/99      10.00          0.06             0.18           0.24
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    9.49         (0.09)           (1.41)         (1.50)
                                 10/31/01(8)   10.63         (0.02)           (1.12)         (1.14)
                                 10/31/00      10.19          0.02             0.44           0.46
                                 10/31/99      10.00          0.01             0.18           0.19
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    9.49         (0.09)           (1.41)         (1.50)
                                 10/31/01(8)   10.63         (0.02)           (1.12)         (1.14)
                                 10/31/00      10.19          0.02             0.44           0.46
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    9.49         (0.08)           (1.41)         (1.49)
                                 10/31/01(8)   10.63         (0.01)           (1.13)         (1.14)
                                 10/31/00      10.19          0.03             0.44           0.47
                                 10/31/99      10.00          0.02             0.18           0.20
----------------------------------------------------------------------------------------------------

IDEX TRANSAMERICA
CONSERVATIVE HIGH-
YIELD BOND              Class A  10/31/02(8)    9.26          0.57            (1.31)         (0.74)
                                 10/31/01(8)    9.24          0.72             0.01           0.73
                                 10/31/00       9.67          0.69            (0.37)          0.32
                                 10/31/99      10.43          0.65            (0.54)          0.11
                                 10/31/98      10.96          0.69            (0.30)          0.39
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    9.26          0.52            (1.32)         (0.80)
                                 10/31/01(8)    9.24          0.57             0.10           0.67
                                 10/31/00       9.67          0.63            (0.37)          0.26
                                 10/31/99      10.42          0.59            (0.54)          0.05
                                 10/31/98      10.96          0.61            (0.30)          0.31
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    9.26          0.51            (1.32)         (0.81)
                                 10/31/01(8)    9.24          0.52             0.15           0.67
                                 10/31/00(2)    9.67          0.63            (0.37)          0.26
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    9.26          0.53            (1.32)         (0.79)
                                 10/31/01(8)    9.24          0.63             0.05           0.68
                                 10/31/00       9.67          0.64            (0.37)          0.27
                                 10/31/99(2)   10.42          0.60            (0.54)          0.06
                                 10/31/98      10.96          0.62            (0.30)          0.32
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX T. ROWE PRICE
SMALL CAP                $   --      $   --       $   --
                             --       (0.01)       (0.01)
                             --       (0.28)       (0.28)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --       (0.01)       (0.01)
                             --       (0.28)       (0.28)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --       (0.01)       (0.01)
                             --       (0.28)       (0.28)
                       -------------------------------------
                             --          --           --
                             --       (0.01)       (0.01)
                             --       (0.28)       (0.28)
                             --          --           --
---------------------
IDEX T. ROWE PRICE
TAX-EFFICIENT GROWTH         --          --           --
                          (0.02)         --        (0.02)
                          (0.08)         --        (0.08)
                          (0.04)         --        (0.04)
                       -------------------------------------
                             --          --           --
                             --          --           --
                          (0.02)         --        (0.02)
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                          (0.02)         --        (0.02)
                       -------------------------------------
                             --          --           --
                             --          --           --
                          (0.03)         --        (0.03)
                          (0.01)         --        (0.01)
---------------------
IDEX TRANSAMERICA
CONSERVATIVE HIGH-
YIELD BOND                (0.59)         --        (0.59)
                          (0.71)         --        (0.71)
                          (0.69)      (0.06)       (0.75)
                          (0.67)      (0.20)       (0.87)
                          (0.70)      (0.22)       (0.92)
                       -------------------------------------
                          (0.53)         --        (0.53)
                          (0.65)         --        (0.65)
                          (0.63)      (0.06)       (0.69)
                          (0.60)      (0.20)       (0.80)
                          (0.63)      (0.22)       (0.85)
                       -------------------------------------
                          (0.53)         --        (0.53)
                          (0.65)         --        (0.65)
                          (0.63)      (0.06)       (0.69)
                       -------------------------------------
                          (0.54)         --        (0.54)
                          (0.66)         --        (0.66)
                          (0.64)      (0.06)       (0.70)
                          (0.61)      (0.20)       (0.81)
                          (0.64)      (0.22)       (0.86)
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $ 7.83       (17.22)%     $  6,487         1.74%          2.67%          (1.52)%        55.06%
              9.46       (28.11)         7,067         1.55           2.56           (1.30)         48.58
             13.17        22.31          8,262         1.55           2.83           (1.14)         52.97
             11.01        10.13          1,272         1.55           7.93           (1.15)         42.52
-----------------------------------------------------------------------------------------------------------
              7.63       (17.85)         8,860         2.39           3.32           (2.17)         55.06
              9.29       (28.73)         9,496         2.20           3.21           (1.95)         48.58
             13.05        21.63          8,119         2.20           3.48           (1.79)         52.97
             10.97         9.70          1,135         2.20           8.58           (1.80)         42.52
-----------------------------------------------------------------------------------------------------------
              7.63       (17.85)         1,975         2.39           3.32           (2.17)         55.06
              9.29       (28.73)         1,943         2.20           3.21           (1.95)         48.58
             13.05        21.63          1,626         2.20           3.48           (1.79)         52.97
-----------------------------------------------------------------------------------------------------------
              7.66       (17.76)         1,547         2.29           3.22           (2.07)         55.06
              9.31       (28.64)         2,161         2.10           3.11           (1.85)         48.58
             13.07        21.73          2,489         2.10           3.38           (1.69)         52.97
             10.98         9.77            685         2.10           8.48           (1.70)         42.52
-----------------------------------------------------------------------------------------------------------
              8.09       (15.20)        21,389         1.68           1.95           (0.27)         75.50
              9.54       (10.14)         8,552         1.55           2.07            0.47          30.02
             10.64         5.14          5,452         1.55           2.68            0.66          58.32
             10.20         2.40          1,840         1.55           7.57            1.09          20.48
-----------------------------------------------------------------------------------------------------------
              7.99       (15.84)        11,897         2.33           2.60           (0.92)         75.50
              9.49       (10.75)        15,500         2.20           2.72           (0.18)         30.02
             10.63         4.49          7,597         2.20           3.33            0.01          58.32
             10.19         1.96          2,134         2.20           8.22            0.44          20.48
-----------------------------------------------------------------------------------------------------------
              7.99       (15.84)         2,920         2.33           2.60           (0.92)         75.50
              9.49       (10.75)         3,419         2.20           2.72           (0.18)         30.02
             10.63         4.49          1,935         2.20           3.33            0.01          58.32
-----------------------------------------------------------------------------------------------------------
              8.00       (15.71)         2,082         2.23           2.50           (0.82)         75.50
              9.49       (10.66)         2,888         2.10           2.62           (0.08)         30.02
             10.63         4.59          1,916         2.10           3.23            0.11          58.32
             10.19         2.03          1,058         2.10           8.12            0.54          20.48
-----------------------------------------------------------------------------------------------------------
              7.93        (8.48)        60,332         1.35           1.35            6.61          64.29
              9.26         8.12         50,755         1.41           1.41            7.35          16.01
              9.24         3.37         49,259         1.36           1.36            7.34          11.37
              9.67         1.09         59,082         1.38           1.38            6.41          26.95
             10.43         3.54         63,494         1.24           1.24            6.38          53.09
-----------------------------------------------------------------------------------------------------------
              7.93        (9.03)        31,336         2.00           2.00            5.96          64.29
              9.26         7.45         35,471         2.06           2.06            6.70          16.01
              9.24         2.74         13,808         2.01           2.01            6.69          11.37
              9.67         0.38         12,930         2.03           2.03            5.76          26.95
             10.42         2.87          5,041         1.89           1.89            5.73          53.09
-----------------------------------------------------------------------------------------------------------
              7.92        (9.03)         6,340         2.00           2.00            5.96          64.29
              9.26         7.45          8,267         2.06           2.06            6.70          16.01
              9.24         2.74          1,025         2.01           2.01            6.69          11.37
-----------------------------------------------------------------------------------------------------------
              7.93        (8.95)         5,934         1.90           1.90            6.06          64.29
              9.26         7.56          8,005         1.96           1.96            6.80          16.01
              9.24         2.84          4,319         1.91           1.91            6.79          11.37
              9.67         0.54          5,515         1.93           1.93            5.86          26.95
             10.42         2.97          4,073         1.79           1.79            5.83          53.09
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX
TRANSAMERICA
CONVERTIBLE
SECURITIES              Class A  10/31/02(8)  $10.00        $ 0.14           $(0.67)        $(0.53)
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)   10.00          0.11            (0.68)         (0.57)
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)   10.00          0.11            (0.68)         (0.57)
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)   10.00          0.12            (0.68)         (0.56)
----------------------------------------------------------------------------------------------------

IDEX
TRANSAMERICA
EQUITY                  Class A  10/31/02(8)    6.38         (0.07)           (0.79)         (0.86)
                                 10/31/01(8)   10.16         (0.10)           (3.68)         (3.78)
                                 10/31/00      10.00         (0.02)            0.18           0.16
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    6.29         (0.12)           (0.77)         (0.89)
                                 10/31/01(8)   10.12         (0.16)           (3.67)         (3.83)
                                 10/31/00      10.00         (0.06)            0.18           0.12
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    6.29         (0.12)           (0.77)         (0.89)
                                 10/31/01(8)   10.12         (0.16)           (3.67)         (3.83)
                                 10/31/00      10.00         (0.06)            0.18           0.12
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    6.31         (0.11)           (0.78)         (0.89)
                                 10/31/01(8)   10.12         (0.14)           (3.67)         (3.81)
                                 10/31/00      10.00         (0.06)            0.18           0.12
----------------------------------------------------------------------------------------------------

IDEX
TRANSAMERICA
GROWTH
OPPORTUNITIES           Class A  10/31/02(8)    4.81         (0.06)            0.06             --
                                 10/31/01(8)    8.70         (0.07)           (3.82)         (3.89)
                                 10/31/00      10.00         (0.02)           (1.28)         (1.30)
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    4.73         (0.11)            0.08          (0.03)
                                 10/31/01(8)    8.66         (0.10)           (3.83)         (3.93)
                                 10/31/00      10.00         (0.06)           (1.28)         (1.34)
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    4.74         (0.10)            0.06          (0.04)
                                 10/31/01(8)    8.66         (0.11)           (3.81)         (3.92)
                                 10/31/00      10.00         (0.06)           (1.28)         (1.34)
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    4.75         (0.10)            0.07          (0.03)
                                 10/31/01(8)    8.67         (0.10)           (3.82)         (3.92)
                                 10/31/00      10.00         (0.05)           (1.28)         (1.33)
----------------------------------------------------------------------------------------------------

IDEX TRANSAMERICA
MONEY MARKET            Class A  10/31/02(8)    1.00          0.01               --           0.01
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)    1.00            --               --             --
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)    1.00            --               --             --
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)    1.00            --               --             --
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX
TRANSAMERICA
CONVERTIBLE
SECURITIES               $(0.08)     $   --       $(0.08)
                       -------------------------------------
                          (0.05)         --        (0.05)
                       -------------------------------------
                          (0.05)         --        (0.05)
                       -------------------------------------
                          (0.06)         --        (0.06)
---------------------
IDEX
TRANSAMERICA
EQUITY                       --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
---------------------
IDEX
TRANSAMERICA
GROWTH
OPPORTUNITIES                --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                             --          --           --
---------------------
IDEX TRANSAMERICA
MONEY MARKET              (0.01)         --        (0.01)
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $ 9.39        (5.42)%     $10,205          1.73%           3.85%          2.59%        170.42%
-----------------------------------------------------------------------------------------------------------
              9.38        (5.68)        1,138          2.38            4.50           1.94         170.42
-----------------------------------------------------------------------------------------------------------
              9.38        (5.68)          934          2.38            4.50           1.94         170.42
-----------------------------------------------------------------------------------------------------------
              9.38        (5.64)          308          2.28            4.40           2.04         170.42
-----------------------------------------------------------------------------------------------------------
              5.52       (13.50)       25,127          1.74            2.32          (1.19)         19.45
              6.38       (37.20)        2,750          1.55            2.75          (1.15)         41.51
             10.16         1.60         3,053          1.55            6.10          (1.18)         12.86
-----------------------------------------------------------------------------------------------------------
              5.40       (14.22)        2,732          2.39            2.98          (1.84)         19.45
              6.29       (37.78)        3,070          2.20            3.40          (1.80)         41.51
             10.12         1.17         2,840          2.20            6.75          (1.83)         12.86
-----------------------------------------------------------------------------------------------------------
              5.40       (14.22)          914          2.39            2.98          (1.84)         19.45
              6.29       (37.78)        1,318          2.20            3.40          (1.80)         41.51
             10.12         1.17         1,118          2.20            6.75          (1.83)         12.86
-----------------------------------------------------------------------------------------------------------
              5.42       (14.08)          735          2.29            2.88          (1.74)         19.45
              6.31       (37.69)          794          2.10            3.30          (1.70)         41.51
             10.12         1.24           969          2.10            6.65          (1.73)         12.86
-----------------------------------------------------------------------------------------------------------
              4.81         0.05        12,687          1.74            2.53          (1.35)         31.83
              4.81       (44.76)        3,807          1.55            2.83          (1.11)         58.64
              8.70       (12.96)        3,726          1.55            4.54          (1.23)         18.58
-----------------------------------------------------------------------------------------------------------
              4.70        (0.70)        5,897          2.39            3.18          (2.00)         31.83
              4.73       (45.35)        4,513          2.20            3.48          (1.76)         58.64
              8.66       (13.39)        4,366          2.20            5.19          (1.88)         18.58
-----------------------------------------------------------------------------------------------------------
              4.70        (0.70)        1,569          2.39            3.18          (2.00)         31.83
              4.74       (45.35)        1,530          2.20            3.48          (1.76)         58.64
              8.66       (13.39)        1,704          2.20            5.19          (1.88)         18.58
-----------------------------------------------------------------------------------------------------------
              4.72        (0.52)          909          2.29            3.08          (1.90)         31.83
              4.75       (45.26)        1,174          2.10            3.38          (1.66)         58.64
              8.67       (13.33)        2,090          2.10            5.09          (1.78)         18.58
-----------------------------------------------------------------------------------------------------------
              1.00         0.56       131,949          0.83            1.36           0.93            N/A
-----------------------------------------------------------------------------------------------------------
              1.00         0.28        81,683          1.48            2.01           0.28            N/A
-----------------------------------------------------------------------------------------------------------
              1.00         0.28        20,139          1.48            2.01           0.28            N/A
-----------------------------------------------------------------------------------------------------------
              1.00         0.30         9,862          1.38            1.91           0.38            N/A
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX TRANSAMERICA
VALUE BALANCED          Class A  10/31/02(8)  $11.67         $0.18           $(1.65)        $(1.47)
                                 10/31/01(8)   12.75          0.26            (0.51)         (0.25)
                                 10/31/00      11.79          0.30             1.01           1.31
                                 10/31/99      13.14          0.27            (0.73)         (0.46)
                                 10/31/98      13.19          0.22             0.67           0.89
                      ------------------------------------------------------------------------------
                        Class B  10/31/02(8)   11.66          0.11            (1.65)         (1.54)
                                 10/31/01(8)   12.74          0.18            (0.50)         (0.32)
                                 10/31/00      11.78          0.23             1.01           1.24
                                 10/31/99      13.13          0.19            (0.73)         (0.54)
                                 10/31/98      13.18          0.14             0.67           0.81
                      ------------------------------------------------------------------------------
                        Class C  10/31/02(8)   11.66          0.12            (1.66)         (1.54)
                                 10/31/01(8)   12.74          0.17            (0.49)         (0.32)
                                 10/31/00      11.78          0.23             1.01           1.24
                      ------------------------------------------------------------------------------
                        Class M  10/31/02(8)   11.66          0.11            (1.63)         (1.52)
                                 10/31/01(8)   12.74          0.19            (0.50)         (0.31)
                                 10/31/00      11.78          0.24             1.01           1.25
                                 10/31/99      13.13          0.20            (0.73)         (0.53)
                                 10/31/98      13.18          0.15             0.67           0.82
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX TRANSAMERICA
VALUE BALANCED           $(0.16)     $(0.35)      $(0.51)
                          (0.26)      (0.57)       (0.83)
                          (0.35)         --        (0.35)
                          (0.24)      (0.65)       (0.89)
                          (0.21)      (0.73)       (0.94)
                       -------------------------------------
                          (0.08)      (0.35)       (0.43)
                          (0.19)      (0.57)       (0.76)
                          (0.28)         --        (0.28)
                          (0.16)      (0.65)       (0.81)
                          (0.13)      (0.73)       (0.86)
                       -------------------------------------
                          (0.08)      (0.35)       (0.43)
                          (0.19)      (0.57)       (0.76)
                          (0.28)         --        (0.28)
                       -------------------------------------
                          (0.10)      (0.35)       (0.45)
                          (0.20)      (0.57)       (0.77)
                          (0.29)         --        (0.29)
                          (0.17)      (0.65)       (0.82)
                          (0.14)      (0.73)       (0.87)
---------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO      NET INVESTMENT
          NET ASSET                 NET ASSETS,     AVERAGE NET ASSETS(1)(5)    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF       ------------------------      TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      NET          GROSS      NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $ 9.69       (13.20)%     $11,020          1.55%           1.89%          1.56%         81.51%
             11.67        (2.13)       13,880          1.55            1.95           2.04          49.85
             12.75        11.43         9,850          1.55            2.02           2.50          28.15
             11.79        (3.74)       12,377          1.66            1.85           2.12          82.20
             13.14         7.25        15,747          1.85            1.87           1.82          55.45
-----------------------------------------------------------------------------------------------------------
              9.69       (13.72)       12,038          2.20            2.54           0.91          81.51
             11.66        (2.74)       16,180          2.20            2.60           1.39          49.85
             12.74        10.76         9,193          2.20            2.67           1.85          28.15
             11.78        (4.36)       12,171          2.31            2.50           1.47          82.20
             13.13         6.56        14,679          2.50            2.52           1.17          55.45
-----------------------------------------------------------------------------------------------------------
              9.69       (13.72)        3,999          2.20            2.54           0.91          81.51
             11.66        (2.74)        3,619          2.20            2.60           1.39          49.85
             12.74        10.76           565          2.20            2.67           1.85          28.15
-----------------------------------------------------------------------------------------------------------
              9.69       (13.64)        3,050          2.10            2.44           1.01          81.51
             11.66        (2.65)        4,866          2.10            2.50           1.49          49.85
             12.74        10.86         2,868          2.10            2.57           1.95          28.15
             11.78        (4.26)        4,689          2.21            2.40           1.57          82.20
             13.13         6.67         7,342          2.40            2.42           1.27          55.45
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 126.

NOTES TO FINANCIAL HIGHLIGHTS

The financial highlights provide a per share breakdown of the components that affect the Funds' net asset value (NAV) for current and past reporting periods.

Amounts indicated by a (--) are either zero or less than one-half of a penny. The financial highlights also provide total return, asset size, expense ratios and portfolio turnover rate (as applicable).

    (1) Ratio of Expenses to Average Net Assets shows: Net (net expense ratio which is total expenses less fee waivers and reimbursements by the investment adviser). Gross (total expenses not taking into account fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any).

    (2) On March 1, 1999, the fund changed the load and expense structure of C shares and renamed them M shares. On November 1, 1999, the funds began offering new Class C shares for sale.

    (3) Recognition of net investment income is affected by the timing of dividend declarations by the investee funds. Expenses of the investee funds are excluded from the fund's expense ratios.

    (4) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

    (5) Periods of less than one year are annualized.

    (6) Periods of less than one year are not annualized.

    (7) Net Investment Income, the Ratio of Net Investment Income to Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a non-recurring initiative to invest in dividend producing securities.

    (8) Calculated based on average number of shares outstanding during the period.

The notes to the financial statements are an integral part of these statements.

Each operating period reported in the financial highlights reflects a twelve-month period, except as follows:

                                                              INCEPTION
FUND                                                             DATE
------------------------------------------------------------------------
IDEX American Century International                             2/1/1997
IDEX American Century Income & Growth                           3/1/2000
IDEX Asset Allocation -- Conservative Portfolio (formerly,
  IDEX Conservative Asset Allocation)                           3/1/2002
IDEX Asset Allocation -- Moderate Portfolio (formerly, IDEX
  Moderate Asset Allocation)                                    3/1/2002
IDEX Asset Allocation -- Moderate Growth Portfolio
  (formerly, IDEX Moderately Aggressive Asset Allocation)       3/1/2002
IDEX Asset Allocation -- Growth Portfolio (formerly, IDEX
  Aggressive Asset Allocation)                                  3/1/2002
IDEX Marsico Growth (formerly, IDEX Goldman Sachs Growth)       3/1/1999
IDEX Great Companies -- America(SM)                            7/14/2000
IDEX Great Companies -- Global(2)                              9/15/2000
IDEX Great Companies -- Technology(SM)                         7/14/2000
IDEX Isabelle Small Cap Value                                   4/2/2001
IDEX Janus Growth & Income                                    12/15/2000
IDEX PBHG Mid Cap Growth                                        3/1/1999
IDEX PIMCO Total Return                                         3/1/2002
IDEX Salomon All Cap                                            3/1/1999
IDEX T. Rowe Price Health Sciences                              3/1/2002
IDEX T. Rowe Price Tax-Efficient Growth                         3/1/1999
IDEX T. Rowe Price Small Cap                                    3/1/1999
IDEX Transamerica Convertible Securities                        3/1/2002
IDEX Transamerica Equity                                        3/1/2000
IDEX Transamerica Growth Opportunities                          3/1/2000
IDEX Transamerica Money Market                                  3/1/2002

                                  BOND RATINGS
                                   APPENDIX A

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB,B, and    Predominantly speculative with respect to the issuer's
                                      CC,CC,C      capacity to meet required interest and principal payments.
                                                   BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions.
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to" BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                            NOTICE OF PRIVACY POLICY

At IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in order to provide our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

"Nonpublic personal information" is nonpublic information about you that we obtain in connection with providing a financial product or service to you.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                               IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                      St. Petersburg, Florida, 33716-1202

              INVESTMENT ADVISER:                                      CUSTODIAN:
     AEGON/Transamerica Fund Advisers, Inc.                  Investors Bank & Trust Company
              570 Carillon Parkway                          200 Clarendon Street, 16th Floor
       St. Petersburg, Florida 33716-1202                     Boston, Massachusetts 02116

                  DISTRIBUTOR:                         INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS:
          AFSG Securities Corporation                          PricewaterhouseCoopers LLP
             4333 Edgewood Road NE                          101 E. Kennedy Blvd., Suite 1500
            Cedar Rapids, Iowa 52499                           Tampa, Florida 33602-9919

                                 SUB-ADVISERS:

      AEGON USA INVESTMENT MANAGEMENT, LLC
      4333 Edgewood Road NE
      Cedar Rapids, Iowa 52499

      AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
      American Century Tower
      4500 Main Street
      Kansas City, Missouri 64111

      BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      101 S. Tryon Street
      Charlotte, North Carolina 28255

      CLARION CRA SECURITIES, LP
      259 N. Radnor-Chester Road, Suite 205
      Radnor, Pennsylvania 19087

      FEDERATED INVESTMENT MANAGEMENT COMPANY
      Federated Investment Tower
      Pittsburgh, Pennsylvania 15222-3779

      FRED ALGER MANAGEMENT, INC.
      111 Fifth Avenue, 2nd Floor
      New York, New York 10003

      GREAT COMPANIES, L.L.C.
      635 Court Street, Suite 100
      Clearwater, Florida 33756

      IRONWOOD CAPITAL MANAGEMENT LLC
      21 Custom House Street
      Boston, Massachusetts 02110

      JANUS CAPITAL MANAGEMENT LLC
      100 Fillmore Street
      Denver, Colorado 80206-4928

      JENNISON ASSOCIATES LLC
      466 Lexington Avenue
      New York, New York 10017

      LUTHER KING CAPITAL MANAGEMENT
      301 Commerce Street, Suite 1600
      Fort Worth, Texas 76102-4190

      PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
      840 Newport Center Drive
      Newport Beach, California 92660

      PILGRIM BAXTER & ASSOCIATES, LTD.
      1400 Liberty Ridge Drive
      Wayne, Pennsylvania 19087-5593

      SALOMON BROTHERS ASSET MANAGEMENT INC
      388 Greenwich Street
      New York, New York 10013

      T. ROWE PRICE ASSOCIATES, INC.
      100 East Pratt Street
      Baltimore, Maryland 21202

      TRANSAMERICA INVESTMENT MANAGEMENT, LLC
      1150 South Olive Street, Suite 2700
      Los Angeles, California 90015

          SEND YOUR CORRESPONDENCE TO:                             CUSTOMER SERVICE:
   AEGON/Transamerica Investor Services, Inc.             (888) 233-IDEX (4339) toll free call
                 P.O. Box 9015                          Hours: 8 a.m. to 8 p.m. Monday - Friday
         Clearwater, Florida 33758-9015

                        IDEX WEBSITE: www.idexfunds.com